As filed with the Securities and Exchange Commission on
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April 30, 2009
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Registration No. 33-17486
811-05346

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 40	/X/
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	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/X/
	ACT OF 1940	----
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	Amendment No. 41	/X/
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	(Check appropriate box or boxes)	----

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PUTNAM VARIABLE TRUST
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on April 30, 2009 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

BETH S. MAZOR, Vice President
PUTNAM VARIABLE TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
One International Place
Boston, Massachusetts 02110

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Prospectus

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April 30, 2009

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Putnam Variable Trust
Class IA and IB Shares

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Growth Funds
Putnam VT Growth Opportunities Fund
Putnam VT International New Opportunities Fund
Putnam VT New Opportunities Fund
Putnam VT Vista Fund
Putnam VT Voyager Fund

Blend Funds
Putnam VT Capital Opportunities Fund
Putnam VT Global Equity Fund
Putnam VT International Equity Fund
Putnam VT Investors Fund
Putnam VT Research Fund

Global Sector Funds
Putnam VT Global Health Care Fund*
Putnam VT Global Utilities Fund**

Value Funds
Putnam VT Equity Income Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Growth and Income Fund
Putnam VT Mid Cap Value Fund
Putnam VT Small Cap Value Fund

Income Funds
Putnam VT American Government Income Fund
Putnam VT Diversified Income Fund
Putnam VT High Yield Fund
Putnam VT Income Fund

Money Market Fund
Putnam VT Money Market Fund

Asset Allocation Fund
Putnam VT Global Asset Allocation Fund

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This prospectus explains what you should know about the funds in Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

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* Prior to January 2, 2009, Putnam VT Global Health Care Fund was known as Putnam VT Health Sciences Fund.

** Prior to January 2, 2009, Putnam VT Global Utilities Fund was known as Putnam VT Utilities Growth and Income Fund.

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CONTENTS

2	Fund summaries (including Goal, Main investment
strategies, Main risks, Investor profile, Past performance,
and Costs associated with your investment)

32	What are the funds’ main investment strategies
and related risks?

39	Who oversees and manages the funds?

45	How to buy and sell fund shares

45	Distribution Plan and payments to dealers

46	How do the funds price their shares?

47	Policy on excessive short-term trading

48	Fund distributions and taxes

49	Financial highlights

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Fund summaries

GOAL, MAIN INVESTMENT STRATEGIES AND MAIN RISKS

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The following summaries identify each fund’s goal, main investment strategies and the main risks that could adversely affect the value of a fund’s shares and the total return on your investment. More detailed descriptions of the funds’ investment policies, including the risks associated with investing in the funds, can be found later in this prospectus. Please be sure to read this additional information before you invest.

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You can lose money by investing in any of the funds. A fund may not achieve its goal, and none of the funds is intended as a complete investment program. An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Putnam VT Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in that fund.

PAST PERFORMANCE

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Each summary also contains performance information that gives some indication of the risks and potential rewards associated with an investment in a fund and why a long-term investment horizon is important. The bar chart contained in each summary shows calendar year returns and the average annual total return over the past 10 years (or for the life of the fund if less than 10 years) for each fund’s class IA shares. A table following each chart compares each fund’s performance to that of one or more broad measures of market performance. Although this information can be valuable, it is important to remember that a fund’s past performance is not an indication of its future results. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus of the separate account issued by the participating insurance company or your insurance contract for information about insurance-related charges and expenses and performance data reflecting those charges and expenses.

COSTS ASSOCIATED WITH YOUR INVESTMENT

All mutual funds pay ongoing fees for investment management and other services. These charges, expressed as a percentage of fund assets, are known as the Total Annual Fund Operating Expenses. Each summary contains a table showing the fund’s annual operating expenses for the fiscal year ended 12/31/08. The table does not reflect any insurance-related charges or expenses. The example following each table takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time. This helps you more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes you invest $10,000 in the fund for the time periods shown and then redeem all of your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund’s operating expenses (which do not include insurance-related charges or expenses) remain the same, except that the effect of any contractual expense reimbursement is reflected only for the first year of each period shown in the example. The example is hypothetical; your actual costs and returns may be higher or lower.

Expense reimbursement information in a fund’s fee table reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009 as reflected below. For more information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (“SAI”).

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PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

GOAL

The fund seeks high current income with preservation of capital as its secondary objective.

MAIN INVESTMENT STRATEGIES — U.S. GOVERNMENT BONDS

We invest mainly in bonds that:

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► are securitized debt instruments and other obligations of the U.S. government, its agencies and instrumentalities;

► are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds; and

► have intermediate- to long-term maturities (three years or longer).

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Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities. We may invest up to 20% of the fund’s net assets in mortgage-backed or asset-backed securities of private (non-governmental) issuers and securities issued by money market funds, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities rating agency or, if unrated, that we determine to be of comparable quality.

MAIN RISKS

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The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Market risk and interest rate risk — the risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

2 P R O S P E C T U S O F T H E T R U S T

► Mortgage-backed investments risk — the risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

► Credit risk — the risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

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PAST PERFORMANCE

CALENDAR YEAR TOTAL RETURNS FOR CLASS IA SHARES

Annual performance of IA shares at NAV

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► Year-to-date performance through 3/31/09 was 5.84%.

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► In the fund’s best calendar quarter during this period (Q3 01), a $1,000 investment would have grown 5.05% to $1,051.

► In the fund’s worst calendar quarter during this period (Q2 04), a $1,000 investment would have declined 2.82% to $972.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

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Average Annual Total Returns
(for periods ending 12/31/08)

			Since
	Past	Past	inception
	1 year	5 years	(2/1/00)

Class IA	0.54%	3.40%	5.20%
Class IB	0.30%	3.14%	4.96%
Barclays Capital Government
Bond Index
(no deduction for fees or expenses)	12.39%	6.06%	7.19%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Barclays Capital Government Bond Index, an unmanaged index of U.S. Treasury and agency securities.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses

(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.65%	N/A	0.18%	0.01%	0.84%	–0.20%	0.64%
Class IB	0.65%	0.25%	0.18%	0.01%	1.09%	–0.20%	0.89%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see ChargesandExpenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000 investment over time

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	1 year†	3 years†	5 years†	10 years†

Class IA	$65	$248	$446	$1,019
Class IB	$91	$327	$581	$1,314

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT CAPITAL OPPORTUNITIES FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

3 P R O S P E C T U S O F T H E T R U S T

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –11.02%.

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► In the fund’s best calendar quarter during this period (Q4 04), a $1,000 investment would have grown 13.43% to $1,134.

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► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 24.85% to $752.

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The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

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Average Annual Total Returns
(for periods ending 12/31/08)

			Since
	Past	Past	inception
	1 year	5 years	(5/1/03)

Class IA	–35.02%	–2.28%	2.67%
Class IB	–35.18%	–2.53%	2.40%
Russell 2500 Index
(no deduction for fees or expenses)	–36.79%	–0.98%	5.11%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2500 Index, an unmanaged index of the smallest 2500 companies in the Russell 3000 Index.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.65%	N/A	0.50%	0.01%	1.16%	–0.17%	0.99%
Class IB	0.65%	0.25%	0.50%	0.01%	1.41%	–0.17%	1.24%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time
Other
	1 year†	3 years†	5 years†	10 years†

Class IA	$101	$352	$622	$1,394
Class IB	$126	$430	$755	$1,682

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

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PUTNAM VT DIVERSIFIED INCOME FUND

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES —MULTI-SECTOR BONDS

We invest mainly in bonds that:

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► are securitized debt instruments and other obligations of companies and governments worldwide;

► are either investment-grade or below investment-grade; and

4 P R O S P E C T U S O F T H E T R U S T

► have intermediate- to long-term maturities (three years or longer).

Under normal market conditions, we invest 15% –65% of the fund’s net assets in each of these three sectors:

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► U.S. and investment-grade sector: U.S. government securities and investment-grade bonds of U.S. companies.

► High yield sector: lower-rated bonds of U.S. companies.

► International sector: bonds of foreign governments and companies, including both investment-grade and lower-rated securities.

MAIN RISKS

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The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Market risk and interest rate risk — the risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

► Mortgage-backed investments risk — the risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable finan-cial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Credit risk — the risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund invests significantly in below-investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was 4.81%.

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► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 7.66% to $1,077.

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► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 21.54% to $785.

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The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

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Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–31.07%	–2.81%	1.60%
Class IB	–30.82%	–2.93%	1.42%
Barclays Capital Aggregate
Bond Index (no deduction for fees
or expenses)	5.24%	4.65%	5.63%
Citigroup Non-U.S. World
Government Bond Index
(no deduction for fees or expenses)	10.11%	5.97%	5.59%
JPMorgan Developed High
Yield Index (no deduction for fees
or expenses)	–26.80%	–0.87%	2.35%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Barclays Capital Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. The fund’s performance is also compared to the Citigroup Non-U.S. World Government Bond Index, an unmanaged index of international investment-grade fixed-income securities, excluding the United States. In addition, the fund’s performance is also compared to the JPMorgan Developed High Yield Index, an

5 P R O S P E C T U S O F T H E T R U S T

unmanaged index of high-yield fixed-income securities issued in developed countries. The fund’s performance was previously compared to the JPMorgan Global High Yield Index, an unmanaged index of global high-yield fixed-income securities. This index was replaced by the JPMorgan Developed High Yield Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the JPMorgan Global High Yield Index for the 1-year, 5-year, and 10-year periods ending on 12/31/08 were –26.83%, –0.72%, and 2.58%, respectively.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.17%	0.01%	0.88%	–0.12%	0.76%
Class IB	0.70%	0.25%	0.17%	0.01%	1.13%	–0.12%	1.01%
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* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

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** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 78	$269	$476	$1,074
Class IB	$103	$347	$611	$1,368

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT EQUIT Y INCOME FUND

GOAL

The fund seeks capital growth and current income.

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MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks and other equity investments that offer the potential for current income. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –9.88%.

► In the fund’s best calendar quarter during this period (Q4 04), a $1,000 investment would have grown 9.72% to $1,097.

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 18.93% to $811.

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6 P R O S P E C T U S O F T H E T R U S T

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

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Average Annual Total Returns
(for periods ending 12/31/08)

			Since
	Past	Past	inception
	1 year	5 years	(5/1/03)

Class IA	–31.02%	0.16%	3.66%
Class IB	–31.21%	–0.10%	3.39%
Russell 1000 Value Index
(no deduction for fees or expenses)	–36.85%	–0.79%	3.38%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Value Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund
	ment	(12b-1)	Other	Operating	Operating
	Fees	Fees	Expenses	Expenses*	Expenses

Class IA	0.65%	N/A	0.13%	0.02%	0.80%
Class IB	0.65%	0.25%	0.13%	0.02%	1.05%

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* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

How do these fees and expenses look in dollar terms?

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This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 82	$256	$444	$ 990

Class IB	$107	$334	$580	$1,286

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

GOAL

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS AND BONDS

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We invest mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate-to long-term maturities (three years or longer). Our equity investments are mainly in large and midsized companies.

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Under normal market conditions, we invest at least 25% of the fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

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MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

► Credit risk — the risk that the issuers of the fund’s fixed-income investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

► Interest rate risk — the risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

► Mortgage-backed investments risk — the risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

7 P R O S P E C T U S O F T H E T R U S T

► Allocation risk — the risk that our allocation of investments between stocks and bonds may adversely affect the fund’s performance.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was – 2.48%.

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► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 11.73% to $1,117.


► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 27.53% to $725.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–40.57%	–5.28%	–1.03%
Class IB	–40.72%	–5.50%	1.24%
Russell 1000 Value Index
(no deduction for fees or expenses)	–36.85%	–0.79%	1.36%
Barclays Capital Aggregate
Bond Index (no deduction for fees
or expenses)	5.24%	4.65%	5.63%
George Putnam Blended Index
(no deduction for fees or expenses)	–20.47%	2.05%	3.65%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Value Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation. The fund’s performance is also compared to the Barclays Capital Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed income securities. In addition, the fund’s performance is compared to the George Putnam Blended Index, an unmanaged index administered by Putnam Management, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays Capital Aggregate Bond Index.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.65%	N/A	0.16%	0.02%	0.83%	-0.04%	0.79%
Class IB	0.65%	0.25%	0.16%	0.02%	1.08%	-0.04%	1.04%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see ChargesandExpenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 81	$261	$457	$1,023
Class IB	$106	$340	$592	$1,318

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

8 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

GOAL

The fund seeks a high level of long-term total return consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES — ASSET ALLOCATION

We invest in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers. We may invest in securities in the following four investment categories, which we believe represent large, well-differentiated classes of securities with distinctive investment characteristics:

► U.S. Equities: This sector will invest primarily in growth and value stocks of U.S. companies. Growth stocks are issued by companies whose earnings we believe are likely to grow faster than the economy as a whole. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those we believe are currently undervalued compared to their true worth. If we are correct and other investors recognize the value of the company, the price of its stock may rise.

► International Equities: This sector will invest primarily in growth and value stocks principally traded in foreign securities markets.


► U.S. Fixed-Income: This sector will invest primarily in fixed-income securities of U.S. companies or the U.S. government, its agencies or instrumentalities, mortgage-backed and asset-backed securities, convertible securities and preferred stock.

► International Fixed-Income: This sector will invest primarily in fixed-income securities denominated in foreign currencies and issued by non-U.S. companies, foreign governmental issuers or supranational agencies.


The allocation of fund assets assigned to each investment category will be reevaluated at least quarterly based on an assessment of the relative market opportunities and risks of each investment category, taking into account various economic and market factors. The fund may from time to time invest in all or any one of the investment categories as we may consider appropriate in response to changing market conditions. We expect that under normal market conditions the fund will invest a majority of its assets in equity securities. We may invest in companies of any size.

MAIN RISKS


The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

► Credit risk — the risk that the issuers of the fund’s fixed-income investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

► Interest rate risk — the risk that the prices of the fixed-income investments we buy will fall if interest rates rise.

Interest rate risk is generally highest for investments with longer maturities.

► Mortgage-backed investments risk — the risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

► Allocation risk — the risk that our allocation of investments between stocks and bonds may adversely affect the fund’s performance.

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –3.34%.

► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 12.62% to $1,126.

9 P R O S P E C T U S O F T H E T R U S T

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 19.54% to $805.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–33.16%	–1.81%	–0.49%
Class IB	–33.32%	–2.00%	–0.64%
Russell 3000 Index
(no deduction for fees or expenses)	–37.31%	–1.95%	–0.80%
Putnam Balanced Blended
Benchmark Index
(no deduction for fees or expenses)	–24.38%	0.99%	2.07%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies in the Russell universe. The fund’s performance is also compared to the Putnam Balanced Blended Benchmark, a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Barclays Capital Aggregate Bond Index (an unmanaged index used as a general measure of U.S. investment-grade fixed income securities), 10% the Morgan Stanley Capital International (MSCI) EAFE Index (an unmanaged index of international stocks from Europe, Australasia and the Far East) and 5% the JP Morgan Developed High Yield Index (an unmanaged index of high-yield fixed-income securities issued in developed countries).

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.22%	0.01%	0.93%	–0.14%	0.79%
Class IB	0.70%	0.25%	0.22%	0.01%	1.18%	–0.14%	1.04%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.


** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see ChargesandExpenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 81	$283	$501	$1,131

Class IB	$106	$361	$636	$1,424

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GLOBAL EQUIT Y FUND

 GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GLOBAL STOCKS

We invest mainly in common stocks of companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS


The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

10 P R O S P E C T U S O F T H E T R U S T

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –11.73%.


► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 48.01% to $1,480.

► In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 25.07% to $749.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–45.24%	–1.67%	–2.75%
Class IB	–45.35%	–1.91%	–2.98%
Morgan Stanley Capital
International (MSCI) World Index
(no deduction for fees or expenses)	–40.71%	–0.51%	–0.64%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of equity securities from developed countries.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses*	Expenses	ment**	Expenses

Class IA	0.80%	N/A	0.13%	0.93%	–0.05%	0.88%
Class IB	0.80%	0.25%	0.13%	1.18%	–0.05%	1.13%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

**Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see ChargesandExpenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 90	$292	$510	$1,140
Class IB	$115	$370	$645	$1,432

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT GLOBAL HEALTH CARE FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GLOBAL STOCKS

► Global investing. The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in the health care industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists the allocation as of 3/31/09 between U.S. and foreign companies reflected in the key market index used to evaluate the fund’s performance:

Benchmark	U.S.	Foreign

MSCI World Health Care Index	62.36%	37.64%

11 P R O S P E C T U S O F T H E T R U S T

As noted above, however, the portions of the fund’s investments represented by U.S. and foreign companies may differ from those of this index based on our assessment of relative investment potential at any particular time.

We invest mainly in common stocks of companies worldwide in the health care industries that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the health care industries. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries. We invest mainly in large and midsized companies, although we can invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

► Industry focus risk — the risk of investing in a single group of industries. Investments in the health care industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund’s vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

► Non-diversification risk — the risk of investing in fewer issuers than a fund that invests more broadly. The fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than a “diversified” fund. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Derivatives risk — the risk that a fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

► Short sales risk — the risk that a fund that engages in short sales of securities may incur losses if the securities appreciate in value and may experience higher volatility due to leverage resulting from investing the proceeds of securities sold short.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –2.80%.

► In the fund’s best calendar quarter during this period (Q1 00), a $1,000 investment would have grown 14.57% to $1,146.

► In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 22.55% to $775.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, effective January 2, 2009, the fund’s main investment strategies changed to focus on investments in common stocks of companies worldwide in the health care industries. As performance prior to January 2, 2009 reflected the fund’s main investment strategy to focus on common stocks of U.S. companies in the health care industries, performance prior to January 2, 2009 may have differed if the fund invested mainly in common stocks of companies worldwide in the health care industries. It is important to remember that past performance is not necessarily an indication of future results.

12 P R O S P E C T U S O F T H E T R U S T

Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–16.90%	0.77%	0.58%
Class IB	–17.01%	0.54%	0.37%
MSCI World Health Care Index
(no deductions for fees or expenses )	–21.50%	0.82%	—

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the MSCI World Health Care Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the health care sector. The fund’s performance was previously compared to the S&P 500 Index, an unmanaged index of common stock performance. The fund’s performance was also previously compared to the S&P 500 Equal Weight Health Care Index, which comprises the same constituents of the S&P 500 Health Care Index, focusing on large-cap issues in the health-care industry, but is equal weighted instead of market-capitalization weighted like the S&P 500 Index. These indices were replaced by the MSCI World Health Care Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the S&P 500 Index for the 1-year, 5-year, and 10-year periods ending on 12/31/08 were –37.00%, –2.19%, and –1.38%, respectively. The average annual total returns of the S&P 500 Equal Weight Health Care Index for the 1-year, 5-year, and 10-year periods ending on 12/31/08 were –26.16%, 2.76%, and 5.83%, respectively.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1) Other		Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.16%	0.01%	0.87%	–0.03%	0.84%
Class IB	0.70%	0.25%	0.16%	0.01%	1.12%	–0.03%	1.09%

*  Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such compa- nies as reported in their most recent shareholder reports (net of any applica- ble expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 86	$275	$480	$1,071
Class IB	$111	$353	$614	$1,365

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GLOBAL UTILITIES FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES —GLOBAL STOCKS

► Global investing. The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in the utilities industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists the allocation as of 3/31/09 between U.S. and foreign companies reflected in the key market index used to evaluate the fund’s performance:

Benchmark	U.S.	Foreign

MSCI World Utilities Index	39.54%	60.46%

As noted above, however, the portions of the fund’s investments represented by U.S. and foreign companies may differ from those of this index based on our assessment of relative investment potential at any particular time.

We invest mainly in stocks of companies worldwide in the utilities industries that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies worldwide in the utilities industries. We consider a

13 P R O S P E C T U S O F T H E T R U S T

company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries. We invest mainly in midsized and large companies, although we can invest in companies of any size.

Under normal market conditions, the fund intends to invest in at least five different countries and at least 40% (or, if less, 10% less than the percentage of the fund’s benchmark represented by foreign companies) of its net assets in securities of foreign companies. For this purpose, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a significant portion of its revenues or profits outside of the United States, the company is included in an index which is representative of regions outside the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

► Industry focus risk — the risk of investing in a single group of industries. Investments in the utilities industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund’s vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

► Non-diversification risk — the risk of investing in fewer issuers than a fund that invests more broadly. The fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than a “diversified” fund. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

► Foreign investments risk — the risk of investing outside the United States, such as fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Derivatives risk — the risk that a fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

► Short sales risk — the risk that a fund that engages in short sales of securities may incur losses if the securities appreciate in value and may experience higher volatility due to leverage resulting from investing the proceeds of securities sold short.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was – 17.01%.

► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 18.66% to $1,187.

► In the fund’s worst calendar quarter during this period (Q3 08), a $1,000 investment would have declined 19.64% to $804.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, effective January 2, 2009, the fund’s main investment strategies changed to focus on investments in common stocks of companies worldwide in the utilities industries. As performance prior to January 2, 2009 reflected the fund’s main investment strategy to focus on common stocks of U.S. companies in the utilities industries, performance prior to January 2, 2009 may have differed if the fund invested mainly in stocks of companies worldwide in the utilities industries. It is important to remember that past performance is not necessarily an indication of future results.

14 P R O S P E C T U S O F T H E T R U S T

Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–30.33%	7.21%	2.07%
Class IB	–30.49%	6.94%	1.84%
MSCI World Utilities Index
(no deduction for fees or expenses)	–29.39%	11.08%	—

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the MSCI World Utilities Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the utilities sector. The fund’s performance was previously compared to the S&P Utility Index, an unmanaged index of 40 utility stocks. This index was replaced by the MSCI World Utilities Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the S&P Utility Index for the 1-year, 5-year and 10-year periods ending on 12/31/08 were –28.98%, 8.29%, and 2.72%, respectively.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.12%	0.82%	-0.01%	0.81%
Class IB	0.70%	0.25%	0.12%	1.07%	-0.01%	1.06%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 83	$261	$454	$1,013
Class IB	$108	$340	$590	$1,309

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –11.61%.

► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 18.29% to $1,183.

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 21.39% to $786.


15 P R O S P E C T U S O F T H E T R U S T

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–38.57%	–4.60%	–1.68%
Class IB	–38.70%	–4.83%	–1.90%
Russell 1000 Value Index
(no deduction for fees or expenses)	–36.85%	–0.79%	1.36%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Value Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses*	Expenses

Class IA	0.53%	N/A	0.07%	0.60%
Class IB	0.53%	0.25%	0.07%	0.85%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$61	$193	$336	$ 752
Class IB	$87	$272	$472	$1,053

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GROWTH OPPORTUNITIES FUND GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was – 2.43%.

► In the fund’s best calendar quarter during this period (Q4 01), a $1,000 investment would have grown 13.22% to $1,132.

► In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 27.56% to $724.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

16 P R O S P E C T U S O F T H E T R U S T


Average Annual Total Returns
(for periods ending 12/31/08)

			Since
	Past	Past	inception
	1 year	5 years	(2/1/00)

Class IA	–37.64%	–5.23%	–11.00%
Class IB	–37.79%	–5.46%	–11.20%
Russell 1000 Growth Index
(no deduction for fees or expenses)	–38.44%	–3.42%	–7.29%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Growth Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their growth orientation. The fund’s performance was previously compared to the S&P 500 Index, an unmanaged index of common stock performance. The sole index is now the Russell 1000 Growth Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the S&P 500 Index for the 1-year and 5-year periods ending 12/31/08 were –37.00% and –2.19%, respectively, and the average annual total return of the S&P 500 Index since the fund’s inception (2/1/00) was –3.08%.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.50%	0.01%	1.21%	–0.39%	0.82%
Class IB	0.70%	0.25%	0.50%	0.01%	1.46%	–0.39%	1.07%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 84	$346	$628	$1,432

Class IB	$109	$424	$761	$1,719

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT HIGH YIELD FUND

 GOAL

The fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

MAIN INVESTMENT STRATEGIES — LOWER-RATED BONDS

We invest mainly in bonds that:

► are obligations of U.S. companies

► are below investment-grade in quality and


► have intermediate- to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of the fund’s net assets in securities rated below investment-grade.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Credit risk — the risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund invests significantly in below-investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

► Market risk and interest rate risk — the risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

17 P R O S P E C T U S O F T H E T R U S T

► Year-to-date performance through 3/31/09 was 6.14%.

► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 9.47% to $1,095.

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 19.22% to $808.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–26.21%	–0.67%	2.08%
Class IB	–26.37%	–0.95%	1.86%
JPMorgan Developed High
Yield Index (no deduction for fees
or expenses)	–26.80%	–0.87%	2.35%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the JPMorgan Developed High Yield Index, an unmanaged index of high-yield fixed-income securities issued in developed countries.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.12%	0.01%	0.83%	–0.10%	0.73%
Class IB	0.70%	0.25%	0.12%	0.01%	1.08%	–0.10%	0.98%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

**Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 75	$255	$451	$1,017
Class IB	$100	$334	$586	$1,312

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INCOME FUND

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES — BONDS

We invest mainly in bonds that:

► are securitized debt instruments and other obligations of companies and governments worldwide denominated in U.S. dollars

► are either investment-grade or below investment-grade and


► have intermediate- to long-term maturities (three years or longer).

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Credit risk — the risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund may invest significantly in below-investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

► Market risk and interest rate risk — the risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

► Mortgage-backed investments risk — the risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

18 P R O S P E C T U S O F T H E T R U S T

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was 7.66%.


► In the fund’s best calendar quarter during this period (Q3 01), a $1,000 investment would have grown 4.01% to $1,040.


► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 17.63% to $824.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–23.78%	–1.97%	1.54%
Class IB	–23.93%	–2.21%	1.32%
Barclays Capital Aggregate
Bond Index
(no deduction for fees or expenses)	5.24%	4.65%	5.63%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Barclays Capital Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund	Expense
	ment	(12b-1)	Other	Operating	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses*	Expenses	ment**	Expenses

Class IA	0.64%	N/A	0.11%	0.01%	0.76%	–0.17%	0.59%
Class IB	0.64%	0.25%	0.11%	0.01%	1.01%	–0.17%	0.84%


* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.


**Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$60	$225	$404	$ 923
Class IB	$86	$304	$540	$1,220

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INTERNATIONAL EQUIT Y FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

19 P R O S P E C T U S O F T H E T R U S T

To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.


MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable finan-cial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

CALENDAR YEAR TOTAL RETURNS FOR

► Year-to-date performance through 3/31/09 was –15.85%.


► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 35.46% to $1,355.


► In the fund’s worst calendar quarter during this period (Q3 08), a $1,000 investment would have declined 22.18% to $778.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–43.84%	0.47%	2.30%
Class IB	–43.95%	0.22%	2.09%
Morgan Stanley Capital
International (MSCI) EAFE Index
(no deduction for fees or expenses)	–43.38%	1.66%	0.80%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund
	ment	(12b-1)	Other	Operating	Operating
	Fees	Fees	Expenses	Expenses*	Expenses

Class IA	0.75%	N/A	0.12%	0.01%	0.88%
Class IB	0.75%	0.25%	0.12%	0.01%	1.13%


* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

How do these fees and expenses look in dollar terms?


This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 90	$282	$490	$1,089
Class IB	$115	$360	$624	$1,383

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

20 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES —INTERNATIONAL VALUE STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.


To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS


The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable finan-cial information, and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –17.08%.


► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 18.84% to $1,188.


► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 23.24% to $768.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–45.85%	0.56%	2.10%
Class IB	–46.02%	0.29%	1.87%
S&P Developed Ex-U.S. Large
MidCap Value Index
(no deduction for fees or expenses)	–43.29%	3.27%	3.31%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P Developed Ex-U.S. LargeMidCap Value Index, an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

21 P R O S P E C T U S O F T H E T R U S T

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses*	Expenses

Class IA	0.80%	N/A	0.13%	0.93%
Class IB	0.80%	0.25%	0.13%	1.18%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time
	1 year	3 years	5 years	10 years

Class IA	$ 95	$297	$515	$1,144
Class IB	$120	$375	$650	$1,437

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — INTERNATIONAL GROWTH STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in growth stocks, which are those issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size. We may invest in both established and developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.


MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Foreign investments risk — the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

► Derivatives risk — the risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –11.26%.


► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 57.18% to $1,572.

► In the fund’s worst calendar quarter during this period (Q1 01), a $1,000 investment would have declined 22.61% to $774.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

22 P R O S P E C T U S O F T H E T R U S T


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–42.36%	2.20%	1.40%
Class IB	–42.48%	1.96%	1.18%
MSCI EAFE Growth Index
(no deduction for fees or expenses)	–42.70%	1.43%	–1.30%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the MSCI EAFE Growth Index, an unmanaged index which measures the performance of equity securities in 20 countries within Europe, Australasia and the Far East with a greater-than-average growth orientation. The fund’s performance was previously compared to the S&P Developed Ex US LargeMidCap Growth Index, an unmanaged index of mostly large and some small capitalization stocks from developed countries, excluding the United States, chosen for their growth orientation. This index was replaced by the MSCI EAFE Growth Index, which is more representative of the types of securities generally held by the fund. The average annual total returns of the S&P Developed Ex US LargeMidCap Growth Index for the 1-year, 5-year and 10-year periods ending on 12/31/08 were –43.57%, 1.57%, and 0.24%, respectively.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses*	Expenses	ment**	Expenses

Class IA	1.00%	N/A	0.18%	1.18%	-0.08%	1.10%
Class IB	1.00%	0.25%	0.18%	1.43%	-0.08%	1.35%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$112	$367	$642	$1,426
Class IB	$137	$445	$775	$1,713

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INVESTORS FUND

GOAL

The fund seeks long-term growth of capital and any increased income that results from this growth.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in large companies.


MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

PAST PERFORMANCE

23 P R O S P E C T U S O F T H E T R U S T

► Year-to-date performance through 3/31/09 was –10.02%.

► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 24.67% to $1,247.

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 21.46% to $785.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–39.44%	–4.12%	–4.52%
Class IB	–39.55%	–4.35%	–4.72%
S&P 500 Index
(no deduction for fees or expenses)	–37.00%	–2.19%	–1.38%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses*	Expenses

Class IA	0.65%	N/A	0.12%	0.77%
Class IB	0.65%	0.25%	0.12%	1.02%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 79	$246	$428	$ 955
Class IB	$104	$325	$563	$1,251


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT MID CAP VALUE FUND


GOAL

The fund seeks capital appreciation and, as a secondary objective, current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –10.71%.


► In the fund’s best calendar quarter during this period (Q4 04), a $1,000 investment would have grown 12.10% to $1,121.

24 P R O S P E C T U S O F T H E T R U S T


► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 26.41% to $736.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

			Since
	Past	Past	inception
	1 year	5 years	(5/1/03)

Class IA	–42.77%	-2.57%	2.23%
Class IB	–42.83%	-2.78%	2.00%
Russell Midcap Value Index
(no deduction for fees or expenses)	–38.44%	0.33%	5.57%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Value Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses*	Expenses	ment**	Expenses

Class IA	0.70%	N/A	0.29%	0.99%	–0.09%	0.90%
Class IB	0.70%	0.25%	0.29%	1.24%	–0.09%	1.15%

* Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

** Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 92	$306	$539	$1,205
Class IB	$117	$385	$673	$1,497


† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT MONEY MARKET FUND

GOAL

The fund seeks as high a rate of current income as we believe is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES — INCOME

We invest mainly in instruments that:

► are high quality and

► have short-term maturity.

We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund’s total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry. The fund’s shares may be more vulnerable to decreases in value than those of money market funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.


MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Inflation risk — the risk that the effects of inflation may erode the value of your investment over time.

► Money market fund risk — the risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.

25 P R O S P E C T U S O F T H E T R U S T

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was 0.21%.

► In the fund’s best calendar quarter during this period (Q4 00), a $1,000 investment would have grown 1.57% to $1,016.

► In the fund’s worst calendar quarter during this period (Q3 03), a $1,000 investment would have grown 0.16 % to $1,002.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	2.83%	3.23%	3.32%
Class IB	2.57%	2.98%	3.07%
Lipper VP (Underlying Funds)
Money Market Funds
category average	2.23%	3.00%	3.15%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lipper VP (Underlying Funds) Money Market Funds category average, an arithmetic average of the total return of all VP (Underlying Funds) money market mutual funds tracked by Lipper Analytical Services.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses*	Expenses	ment**	Expenses

Class IA	0.45%	N/A	0.12%	0.57%	–0.07%	0.50%
Class IB	0.45%	0.25%	0.12%	0.82%	–0.07%	0.75%

Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly. Also assumes that the fund will pay all costs (estimated to be 0.03%) associated with the fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds.

**Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$51	$169	$298	$673

Class IB	$77	$248	$435	$976

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009 and costs related to the fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds, each of which is reflected only for the first year of each period in the example.

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

26 P R O S P E C T U S O F T H E T R U S T

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –4.65%.

► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 49.47% to $1,495.

► In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 29.40% to $706.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–38.62%	–2.90%	–3.50%
Class IB	–38.75%	–3.13%	–3.72%
Russell 3000 Growth Index
(no deduction for fees or expenses)	–38.44%	–3.33%	–4.01%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Growth Index, an unmanaged index of those companies in the Russell 3000 Index chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses*	Expenses

Class IA	0.67%	N/A	0.09%	0.76%
Class IB	0.67%	0.25%	0.09%	1.01%

Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 78	$242	$420	$ 937

Class IB	$103	$321	$556	$1,234

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


PUTNAM VT RESEARCH FUND

GOAL

The fund seeks capital appreciation.


MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

27 P R O S P E C T U S O F T H E T R U S T

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –7.93%.

► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 20.14% to $1,201.

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 24.03% to $760.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–38.42%	–4.69%	–2.39%
Class IB	–38.54%	–4.92%	–2.58%
S&P 500 Index
(no deduction for fees or expenses)	–37.00%	–2.19%	–1.38%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution		Total
		and		Annual
	Manage-	Service		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses*	Expenses	ment**	Expenses

Class IA	0.65%	N/A	0.22%	0.87%	–0.07%	0.80%
Class IB	0.65%	0.25%	0.22%	1.12%	–0.07%	1.05%

Includes estimated expenses attributable to the fund’s investments in other investment companies that the fund bears indirectly.

**Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the SAI.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year†	3 years†	5 years†	10 years†

Class IA	$ 82	$271	$476	$1,067
Class IB	$107	$349	$611	$1,361

† Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT SMALL CAP VALUE FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS


We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in small companies of a size similar to those in the Russell 2000 Value Index.

28 P R O S P E C T U S O F T H E T R U S T

MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was – 17.87%.

► In the fund’s best calendar quarter during this period (Q2 03), a $1,000 investment would have grown 23.92% to $1,239.

► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 28.70% to $713.


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.


Average Annual Total Returns
(for periods ending 12/31/08)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/99)

Class IA	–39.26%	–3.22%	4.94%
Class IB	–39.39%	–3.46%	4.70%
Russell 2000 Value Index
(no deduction for fees or expenses)	–28.92%	0.27%	6.48%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2000 Value Index, an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund
	ment	(12b-1)	Other	Operating	Operating
	Fees	Fees	Expenses	Expenses*	Expenses

Class IA	0.80%	N/A	0.12%	0.08%	1.00%
Class IB	0.80%	0.25%	0.12%	0.08%	1.25%


Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

How do these fees and expenses look in dollar terms?


This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$102	$319	$553	$1,226

Class IB	$127	$397	$687	$1,517

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.


29 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT VISTA FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized companies.

MAIN RISKS


The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –10.41%.


► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 41.28% to $1,413.

► In the fund’s worst calendar quarter during this period (Q3 01), a $1,000 investment would have declined 32.08% to $679.

The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–45.41%	–4.28%	–3.10%
Class IB	–45.54%	–4.54%	–3.32%
Russell Midcap Growth Index
(no deduction for fees or expenses)	–44.32%	–2.33%	–0.19%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Growth Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund
	ment	(12b-1)	Other	Operating	Operating
	Fees	Fees	Expenses	Expenses*	Expenses

Class IA	0.65%	N/A	0.15%	0.01%	0.81%
Class IB	0.65%	0.25%	0.15%	0.01%	1.06%

Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 83	$259	$450	$1,003
Class IB	$108	$337	$585	$1,298

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

30 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT VOYAGER FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.

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MAIN RISKS

The main risks that could adversely affect the value of the fund’s shares and the total return on your investment include:

► Equity risk — the risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

► Market risk — the risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

PAST PERFORMANCE

► Year-to-date performance through 3/31/09 was –0.50%.

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► In the fund’s best calendar quarter during this period (Q4 99), a $1,000 investment would have grown 41.38% to $1,414.

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► In the fund’s worst calendar quarter during this period (Q4 08), a $1,000 investment would have declined 20.27% to $797.

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The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown. Although this information can be valuable, it is important to remember that past performance is not necessarily an indication of future results.

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Average Annual Total Returns
(for periods ending 12/31/08)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	–36.87%	–4.66%	–2.88%
Class IB	–37.03%	–4.90%	–3.09%
Russell 1000 Growth Index
(no deduction for fees or expenses)	–38.44%	–3.42%	–4.27%

The fund’s performance for portions of the periods benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Growth Index, an unmanaged index of those Russell 1000 companies chosen for their growth orientation.

COSTS ASSOCIATED WITH YOUR INVESTMENT

Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

Distri-
		bution			Total
		and		Acquired	Annual
	Manage-	Service		Fund	Fund
	ment	(12b-1)	Other	Operating	Operating
	Fees	Fees	Expenses	Expenses*	Expenses

Class IA	0.64%	N/A	0.08%	0.01%	0.73%
Class IB	0.64%	0.25%	0.08%	0.01%	0.98%

* Estimate of expenses attributable to the fund’s investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund’s investments in other investment companies and their operating expenses.

How do these fees and expenses look in dollar terms?

This example takes the annual operating expenses for each share class and translates them into dollar amounts, showing the cumulative effect of these costs over time using standard assumptions described in the introduction under Fund summaries above.

EXAMPLE: Annual operating expenses on a $10,000
investment over time

	1 year	3 years	5 years	10 years

Class IA	$ 75	$233	$405	$ 905
Class IB	$100	$312	$541	$1,203

The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

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31 P R O S P E C T U S O F T H E T R U S T

What are the funds’ main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. Many of the investment strategies and related risks discussed below are common to a number of the funds.

Not every investment strategy listed below applies to each fund. Please refer to your fund’s strategy in the Fund Summaries section to determine which risks apply to your fund.

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► Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

► Industry focus. For Putnam VT Global Health Care Fund, we invest mainly in companies that we consider to be principally engaged in the health care industries, encompassing two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. Events that affect the health care industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

For Putnam VT Global Utilities Fund, we invest mainly in companies that we consider to be principally engaged in the utilities industries, such as electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. Events that affect the utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund than if the fund were more widely diversified.

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32 P R O S P E C T U S O F T H E T R U S T

► Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and mid-sized companies may therefore be more vulnerable to adverse developments than those of large companies. Small companies in foreign countries could be relatively smaller than those in the United States.

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For Putnam VT Mid Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell Midcap Value Index. As of March 31, 2009, the index was composed of companies having a market capitalization of between approximately $46 million and $16 billion.

For Putnam VT Small Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell 2000 Value Index. As of March 31, 2009, the index was composed of companies having a market capitalization of between approximately $3 million and $3 billion.

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► Foreign investments. Each of the funds may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:

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►Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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►Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

►Unreliable or untimely information: There may be less publicly available information about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

►Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

►Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

►Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

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For Putnam VT Diversified Income Fund, we consider a foreign company to be one that is domiciled outside the United States or has its principal operations located outside the United States; for Putnam VT Income Fund, we may invest in U.S. dollar-denominated fixed-income securities of foreign issuers; and for Putnam VT Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

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FIXED INCOME INVESTMENTS

Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment’s value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

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We will consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

► Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but

33 P R O S P E C T U S O F T H E T R U S T

will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

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“Premium” investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

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For Putnam VT Money Market Fund, average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

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► Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam VT Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or that are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each agency rating the investment, or in unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT The George Putnam Fund of Boston, we invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest in below-investment-grade investments. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or in unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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For Putnam VT High Yield Fund, we invest mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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For Putnam VT Diversified Income Fund and Putnam VT Global Asset Allocation Fund, we may invest up to 70% and 40%, respectively, of each fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, Putnam VT Diversified Income Fund, and Putnam VT Global Asset Allocation Fund, we may invest up to 15%, 5% and 5%, respectively, of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, or in unrated investments that we believe are of comparable quality. For Putnam VT Diversified Income Fund, this includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

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Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies.

34 P R O S P E C T U S O F T H E T R U S T

Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed and asset-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

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For Putnam VT Money Market Fund, we buy only high quality investments. These are:

►rated in one of the two highest categories by at least two nationally recognized rating services,

►rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating), or

►unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

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► Mortgage-backed and asset-backed investments; prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securi-tized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

► Money market investments. These include certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers’ acceptances.

► Illiquid investments. For Putnam VT High Yield Fund, we may invest up to 15% (up to 10% for Putnam VT Money Market Fund) of a fund’s assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell a fund’s illiquid investments when we consider it is desirable to do so, or we may be able to sell them only at less than their market value.

► Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. For Putnam VT Global Asset Allocation Fund, derivatives positions that offset each other may be netted against one another for purposes of our policy on strategic allocation between stocks and bonds.

35 P R O S P E C T U S O F T H E T R U S T

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the SAI.

► Floating rate loans. We may invest in floating rate loans. Putnam VT Diversified Income Fund may invest significantly in these loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as the London Inter-Bank Offered Rate (LIBOR) or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below investment grade in quality, most also are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

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Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

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Although the market for the types of floating rate loans in which a fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable.

► Short sales. For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, we may engage in short sales, which are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. The fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities. The use of leverage may also cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

► Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, hybrid and structured bonds and notes (including, for Putnam VT Global Asset Allocation Fund, debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index), preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The funds may also loan their portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

► Participation in theTreasury’sTemporary Guarantee Program. On March 31, 2009, the U.S. Department of the Treasury announced the second extension of its Temporary Guarantee Program for Money Market Funds (the “Program”) from April 30, 2009 through September 18, 2009. Putnam VT Money Market Fund, with the approval of its Board of Trustees, continues to participate in the Program.

36 P R O S P E C T U S O F T H E T R U S T

Subject to certain conditions and limitations, share amounts held by investors in the fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the fund’s market-based net asset value per share declines below $0.995 (a “Guarantee Event”) and the fund subsequently liquidates. Only shareholders who held shares of the fund on September 19, 2008 would receive payments under the Program. Shareholders would receive payments only with respect to the lesser of the number of shares owned at the close of business on September 19, 2008 and the number of shares owned at the time of the Guarantee Event. Under the Program, a shareholder who has continuously maintained a fund account since September 19, 2008 would receive a payment for each covered share equal to $1.00 minus amounts previously paid by the fund to such shareholder since the date of the Guarantee Event. The Program is subject to an overall limit of approximately $50 billion for all participating money market funds. The cost to participate in the Program has been and will continue to be borne by the fund without regard to any expense limitation currently in effect for the fund. Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

► Alternative strategies. Under normal market conditions, we keep each fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including, for funds that invest significantly outside the United States, investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

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► Changes in policies. The Trust’s Trustees may change any of the funds’ goals, investment strategies and other policies without shareholder approval, except as otherwise indicated.

► Portfolio transactions and portfolio turnover rate. Each fund’s daily transactions on stock exchanges, commodities markets and futures markets involve costs that are reflected in a fund’s total return but not in the Total Annual Fund Operating Expenses. For example, the following table shows the brokerage commissions paid by each fund during the last fiscal year in dollar amounts and as a percentage of the fund’s average net assets. The table also shows, of these amounts, the commissions paid by each fund to brokers who also provided research services, in dollar amounts and as a percentage of the fund’s average net assets.

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				Commissions paid
		Brokerage	Commissions paid	to brokers
	Brokerage	commissions	to brokers	who also provided
	commissions	(% of average	who also provided	research services
Fund name	($)	net assets)	research services ($)	(% of average net assets)

Putnam VT American Government Income Fund	$47,982	0.03%	$0	0.00%

Putnam VT Capital Opportunities Fund	$65,912	0.23%	$29,804	0.10%

Putnam VT Diversified Income Fund	$166,715	0.04%	$0	0.00%

Putnam VT Equity Income Fund	$362,134	0.18%	$118,642	0.06%

Putnam VT The George Putnam Fund of Boston	$324,008	0.09%	$48,577	0.01%

Putnam VT Global Asset Allocation Fund	$424,321	0.15%	$120,132	0.04%

Putnam VT Global Equity Fund	$950,270	0.25%	$416,656	0.11%

Putnam VT Global Health Care Fund	$94,887	0.06%	$41,271	0.02%

Putnam VT Global Utilities Fund	$415,759	0.14%	$81,668	0.03%

Putnam VT Growth and Income Fund	$2,360,589	0.11%	$721,967	0.03%

Putnam VT Growth Opportunities Fund	$51,541	0.16%	$15,746	0.05%

Putnam VT High Yield Fund	$15,166	0.00%	$6,909	0.00%

Putnam VT Income Fund	$153,078	0.03%	$0	0.00%

Putnam VT International Equity Fund	$1,968,250	0.22%	$843,886	0.09%

Putnam VT International Growth and Income Fund	$701,798	0.23%	$343,947	0.11%

Putnam VT International New Opportunities Fund	$713,988	0.36%	$351,122	0.18%

37 P R O S P E C T U S O F T H E T R U S T

				Commissions paid
		Brokerage	Commissions paid	to brokers
	Brokerage	commissions	to brokers	who also provided
	commissions	(% of average	who also provided	research services
Fund name	($)	net assets)	research services ($)	(% of average net assets)

Putnam VT Investors Fund	$731,176	0.22%	$286,702	0.09%

Putnam VT Mid Cap Value Fund	$170,811	0.31%	$67,487	0.12%

Putnam VT Money Market Fund	$0	0.00%	$0	0.00%

Putnam VT New Opportunities Fund	$1,365,161	0.18%	$474,695	0.06%

Putnam VT Research Fund	$237,951	0.24%	$89,839	0.09%

Putnam VT Small Cap Value Fund	$1,010,561	0.28%	$399,515	0.11%

Putnam VT Vista Fund	$753,542	0.32%	$283,566	0.12%

Putnam VT Voyager Fund	$3,029,589	0.28%	$778,488	0.07%
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Combining the brokerage commissions paid by each fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio or Net Expenses ratio (if applicable) for class IA shares results in the following “combined cost ratio” as a percentage of each fund’s average net assets for class IA shares for the last fiscal year.

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	Combined		Combined
Fund name	Cost Ratio*	Fund name	Cost Ratio*

Putnam VT American Government Income Fund	0.67%	Putnam VT Income Fund	0.62%

Putnam VT Capital Opportunities Fund	1.22%	Putnam VT International Equity Fund	1.10%

Putnam VT Diversified Income Fund	0.80%	Putnam VT International Growth and Income Fund	1.16%

Putnam VT Equity Income Fund	0.98%	Putnam VT International New Opportunities Fund	1.46%

Putnam VT The George Putnam Fund of Boston	0.88%	Putnam VT Investors Fund	0.99%

Putnam VT Global Asset Allocation Fund	0.94%	Putnam VT Mid Cap Value Fund	1.21%

Putnam VT Global Equity Fund	1.13%	Putnam VT Money Market Fund	0.50%

Putnam VT Global Health Care Fund	0.90%	Putnam VT New Opportunities Fund	0.94%

Putnam VT Global Utilities Fund	0.95%	Putnam VT Research Fund	1.04%

Putnam VT Growth and Income Fund	0.71%	Putnam VT Small Cap Value Fund	1.28%

Putnam VT Growth Opportunities Fund	0.98%	Putnam VT Vista Fund	1.13%

Putnam VT High Yield Fund	0.73%	Putnam VT Voyager Fund	1.01%

*The combined cost ratios do not reflect insurance-related charges or expenses. If they did, the ratios would be higher than those shown.

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Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Because different types of funds used different trading procedures, investors should exercise caution when comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of a fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by a fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives.

In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the market impact).

Another factor in transaction costs (with the exception of Putnam VT Money Market Fund) is a fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. A portfolio turnover of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital

38 P R O S P E C T U S O F T H E T R U S T

gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. Each fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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Each fund’s portfolio turnover rate for each of the past five fiscal years is set forth in the Financial Highlights at the end of this prospectus.

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► Portfolio holdings. The SAI includes a description of the funds’ policies with respect to the disclosure of their portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on Annuities. Each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each fund (with the exception of Putnam VT Money Market Fund) may be viewed beginning on the last business day of the month after the end of each calendar quarter. Putnam VT Money Market Fund’s full portfolio holdings may be viewed beginning on the sixth business day after the end of each calendar quarter and, to the extent determined by the Chief Compliance Officer, to be in the best interest of Putnam VT Money Market Fund’s shareholders, more frequently. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the funds?

THE FUNDS’ TRUSTEES

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As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of a fund or affiliated with Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff and auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.


Contacting the funds’ Trustees

Address correspondence to:

The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109


THE FUNDS’ INVESTMENT MANAGER

The Trustees have retained Putnam Management to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management and sub-advisory contracts described below is discussed in the Trust’s annual report to shareholders dated December 31, 2008. Each fund pays Putnam Management a quarterly management fee (monthly for Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund) for these services based on the fund’s average net assets. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Each fund paid Putnam Management management fees in the following amounts (reflected as a percentage of average net assets for each fund’s last fiscal year after giving effect to applicable waivers):

Management
Putnam VT Fund	Fees

Putnam VT American Government Income Fund	0.44%

Putnam VT Capital Opportunities Fund	0.48%

Putnam VT Diversified Income Fund	0.57%

Putnam VT Equity Income Fund	0.65%

Putnam VT The George Putnam Fund of Boston	0.61%

Putnam VT Global Asset Allocation Fund	0.56%

Putnam VT Global Equity Fund	0.75%

Putnam VT Global Health Care Fund	0.67%

Putnam VT Global Utilities Fund	0.69%

Putnam VT Growth and Income Fund	0.53%

Putnam VT Growth Opportunities Fund	0.31%

Putnam VT High Yield Fund	0.60%

Putnam VT Income Fund	0.47%

Putnam VT International Equity Fund	0.75%

Putnam VT International Growth and Income Fund	0.80%

39 P R O S P E C T U S O F T H E T R U S T

Management
Putnam VT Fund	Fees

Putnam VT International New Opportunities Fund	0.92%

Putnam VT Investors Fund	0.65%

Putnam VT Mid Cap Value Fund	0.61%

Putnam VT Money Market Fund	0.37%

Putnam VT New Opportunities Fund	0.67%

Putnam VT Research Fund	0.58%

Putnam VT Small Cap Value Fund	0.80%

Putnam VT Vista Fund	0.65%

Putnam VT Voyager Fund	0.64%

With respect to Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, and Putnam VT Research Fund, Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of each fund. Subject to the supervision of Putnam Management, PIL, which provides a full range of international investment advisory services to institutional and retail clients, is responsible for making investment decisions for the portion of the assets of the funds that it manages. Putnam Management (and not the funds) pays a quarterly sub-management fee to PIL for its services at the following annual rates:

Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund and Putnam VT Research Fund: 0.35% of the average aggregate net asset value of the portion of the assets of each fund managed by PIL.

Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, and Putnam VT High Yield Fund: 0.40% of the average aggregate net asset value of the portion of the assets of each fund managed by PIL.

PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

With respect to Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, and Putnam VT Research Fund, Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (“PAC”), as a sub-adviser to manage a separate portion of the assets of each fund. Subject to the supervision of Putnam Management or PIL, as applicable, PAC is responsible for making investment decisions for the portion of the assets of each fund that it manages. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of each fund managed by PAC.

PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109.

► Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

Rob Bloemker	2002	Putnam	Head of Fixed Income
		Management	Previously, Chief
		1999 – Present	Investment Officer,
Core Fixed-Income;
Team Leader, Mortgage
and Government;
Mortgage Specialist

Daniel Choquette	2005	Putnam	Investment Strategist
		Management	Previously, Mortgage
		2002 – Present	Specialist

Michael Salm	2007	Putnam	Team Leader, Liquid
		Management	Markets
		1997 – Present	Previously, Mortgage
Specialist

PUTNAM VT CAPITAL OPPORTUNITIES FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Joseph Joseph	1999	Putnam	Chief Investment Officer,
		Management	U.S. and International
		1994 – Present	Small and Mid-Cap
Cap Teams

40 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT DIVERSIFIED INCOME FUND

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

D. William Kohli	1994	Putnam	Team Leader,
		Management	Portfolio Construction
		1994 – Present	Previously, Director of
Core Fixed Income Team

Michael Atkin	2008	Putnam	Director, Sovereign
		Management	Research
1997 – Present

Rob Bloemker	2005	Putnam	Head of Fixed Income
		Management	Previously, Chief
		1999 – Present	Investment Officer,
Core-Fixed Income;
Team Leader
Mortgage and Government;
Mortgage Specialist

Kevin Murphy	2008	Putnam	Team Leader, High Grade
		Management	Credit
		1999 – Present	Previously, Investment
Strategist

Paul Scanlon	2005	Putnam	Team Leader,
		Management	U.S. High-Yield
		1999 – Present	Previously, Portfolio
Manager

PUTNAM VT EQUITY INCOME FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Bartlett Geer	2000	Putnam	Senior Portfolio Manager
Management
2000 – Present

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

David Calabro	2008	Putnam	Senior Portfolio Manager
Management
2008 – Present

		MFS Investment	Portfolio Manager
Management
2002 – 2005

Raman Srivastava	2004	Putnam	Portfolio Construction
		Management	Specialist
		1999 – Present	Previously, Portfolio
Manager and
Quantitative Analyst

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

Jeffrey Knight	2002	Putnam	Head of Global Asset
		Management	Allocation
		1993 – Present	Previously, Director, Global
Asset Allocation

James Fetch	2008	Putnam	Portfolio Manager
		Management	Previously, Investment
		1994 – Present	Strategist and Analyst

Robert Kea	2002	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1989 – Present	Analyst and Analyst

Robert Schoen	2002	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1997 – Present	Analyst

Jason Vaillancourt	2008	Putnam	Portfolio Manager
		Management	Previously, Investment
		1999 – Present	Strategist and Analyst

PUTNAM VT GLOBAL EQUITY FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Shigeki Makino	2002	Putnam	Head of Global Equities
		Management	Previously, Senior
		2000 – Present	Portfolio Manager

PUTNAM VT GLOBAL HEALTH CARE FUND

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

Kelsey Chen	2005	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		2000 – Present	Research Team
Previously, Analyst

Christopher Stevo	2009	Putnam	Analyst
Management
1999 – Present

PUTNAM VT GLOBAL UTILITIES FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Michael Yogg	2000	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		1997 – Present	Research Team
Previously, Associate
Director, Global Equity
Research Team; Analyst

PUTNAM VT GROWTH AND INCOME FUND

Portfolio	Joined		Positions Over
Manger	Fund	Employer	Past Five Years

Robert Ewing	2008	Putnam	Head of U.S. Large Cap
		Management	Equities
2008 – Present

		RiverSource	Portfolio Manager
Investments
2002 — 2008

41 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT GROWTH OPPORTUNITIES FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Robert Brookby	2009	Putnam	Portfolio Manager
Management
2008 – Present

		American Century	Portfolio Manager
Investments
2000 — 2008

PUTNAM VT HIGH YIELD FUND

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

Paul Scanlon	2002	Putnam	Team Leader, U.S.
		Management	High-Yield
		1999 – Present	Previously, Portfolio
Manager

Norman Boucher	2005	Putnam	Portfolio Manager
Management
1998 – Present

Robert Salvin	2005	Putnam	Portfolio Manager
Management
2000 – Present

PUTNAM VT INCOME FUND

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

Rob Bloemker	2003	Putnam	Head of Fixed Income
		Management	Previously, Chief
		1999 – Present	Investment Officer,
Core-Fixed Income;
Team Leader
Mortgage and Government;
Mortgage Specialist

Carl Bell	2008	Putnam	Team Leader, Structured
		Management	Credit Team
		1998 – Present	Previously, Mortgage/
Asset-Backed Securities
Team

Kevin Murphy	2005	Putnam	Team Leader, High
		Management	Grade Credit
		1999 – Present	Previously, Investment
Strategist

Michael Salm	2007	Putnam	Team Leader, Liquid
		Management	Markets
		1997 – Present	Previously, Mortgage
Specialist

Raman Srivastava	2005	Putnam	Portfolio Construction
		Management	Specialist
		1999 – Present	Previously, Portfolio
Manager and
Quantitative Analyst

PUTNAM VT INTERNATIONAL EQUITY FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Joshua Byrne	2000	Putnam	Head of International
		Management	Large Cap Equities
		1992 – Present	Previously, Co-Chief
Investment Officer,
International Core Equity
Team, Senior Portfolio
Manager

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Pamela Holding	2001	Putnam	Chief Investment Officer,
		Management	International Value Team
		1995 – Present	Previously, Senior
Portfolio Manager

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Jeff Sacknowitz	2008	Putnam	Portfolio Manager
		Management	Previously, Analyst
1999 – Present

PUTNAM VT INVESTORS FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Gerard Sullivan	2008	Putnam	Senior Portfolio Manager
Management
2008 – Present

		American Century	Lead Portfolio Manager
Investments
2000 – 2008

PUTNAM VT MID CAP VALUE FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

James Polk	2004	Putnam	Portfolio Manager
		Management	Previously, Senior Analyst
1998 – Present

PUTNAM VT NEW OPPORTUNITIES FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Gerald Moore	2007	Putnam	Senior Portfolio Manager
		Management	Previously, Portfolio
		1997 – Present	Manager

42 P R O S P E C T U S O F T H E T R U S T

PUTNAM VT RESEARCH FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Andrew Matteis	2008	Putnam	Co-Chief Investment
		Management	Officer, Large-Cap Equity
		1993 – Present	Research Team and
Director, Credit Research

PUTNAM VT SMALL CAP VALUE FUND

Small and Mid Cap Value Team

Portfolio	Joined		Positions Over
Managers	Fund	Employer	Past Five Years

Edward Shadek, Jr.	1999	Putnam	Head of Small/Mid Cap
		Management	Equities
1997 – Present

Eric Harthun	2008	Putnam	Portfolio Manager
		Management	Previously, Senior Analyst
2000 – Present

PUTNAM VT VISTA FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Raymond Haddad	2007	Putnam	Portfolio Manager

		Management	Previously, Analyst
2000 – Present

PUTNAM VT VOYAGER FUND

Portfolio	Joined		Positions Over
Manager	Fund	Employer	Past Five Years

Nick Thakore	2008	Putnam	Head of U.S. Large Cap
		Management	Equities
2008 – Present

		RiverSource	Manager
Investments
2002 – 2008

► Other funds managed by the funds’ portfolio managers; compensation. Listed below are the Putnam funds managed by the portfolio managers discussed in this prospectus as of March 31, 2009. The individuals listed may also manage other accounts managed by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals, as well as information about the structure of and methods used to determine their compensation and their ownership of securities of the funds.

Name

Michael Atkin	Putnam Diversified Income Trust
Putnam Global Income Trust
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust
Putnam VT Diversified Income Fund

Carl Bell	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Income Fund
Putnam VT Income Fund

Rob Bloemker	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Global Income Trust
Putnam Income Fund
Putnam U.S. Government Income Trust
Putnam VT American Government Income Fund
Putnam VT Diversified Income Fund
Putnam VT Income Fund
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust

Norman Boucher	Putnam Floating Rate Income Fund
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam VT High Yield Fund

Robert Brookby	Putnam Growth Opportunities Fund
Putnam VT Growth Opportunities Fund

Joshua Byrne	Putnam International Equity Fund
Putnam VT International Equity Fund

David Calabro	The George Putnam Fund of Boston
Putnam VT The George Putnam Fund of Boston

Kelsey Chen	Putnam Global Health Care Fund
Putnam VT Global Health Care Fund

Daniel Choquette	Putnam American Government Income Fund
Putnam U.S. Government Income Trust
Putnam VT American Government Income Fund

Robert Ewing	The Putnam Fund for Growth and Income
Putnam VT Growth and Income Fund

James Fetch	Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Asset Allocation-Balanced Portfolio
Putnam Asset Allocation-Conservative Portfolio
Putnam Asset Allocation-Equity Portfolio
Putnam Asset Allocation-Growth Portfolio
Putnam VT Global Asset Allocation Fund

Bartlett Geer	Putnam Equity Income Fund
Putnam VT Equity Income Fund

Raymond Haddad	Putnam Vista Fund
Putnam VT Vista Fund

Eric Harthun	Putnam Convertible Income-Growth Trust
Putnam High Income Securities Fund
Putnam Small Cap Value Fund
Putnam VT Small Cap Value Fund

Pamela Holding	Putnam International Growth & Income Fund
Putnam VT International Growth & Income Fund

Joseph Joseph	Putnam Capital Opportunities Fund
Putnam International Capital Opportunities Fund
Putnam VT Capital Opportunities Fund

43 P R O S P E C T U S O F T H E T R U S T

Name

Robert Kea	Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Asset Allocation-Balanced Portfolio
Putnam Asset Allocation-Conservative Portfolio
Putnam Asset Allocation-Equity Portfolio
Putnam Asset Allocation-Growth Portfolio
Putnam RetirementReady Funds
Putnam Income Strategies Fund
Putnam VT Global Asset Allocation Fund

Jeffrey Knight	Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Asset Allocation-Balanced Portfolio
Putnam Asset Allocation-Conservative Portfolio
Putnam Asset Allocation-Equity Portfolio
Putnam Asset Allocation-Growth Portfolio
Putnam Income Strategies Fund
Putnam RetirementReady Funds
Putnam VT Global Asset Allocation Fund

D. William Kohli	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Diversified Income Trust
Putnam Global Income Trust
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust
Putnam VT Diversified Income Fund

Shigeki Makino	Putnam Global Equity Fund
Putnam VT Global Equity Fund

Andrew Matteis	Putnam Research Fund
Putnam VT Research Fund

Gerard Moore	Putnam New Opportunities Fund
Putnam VT New Opportunities Fund

Kevin Murphy	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Income Fund
Putnam Diversified Income Trust
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust
Putnam VT Diversified Income Fund
Putnam VT Income Fund

James Polk	Putnam Mid Cap Value Fund
Putnam VT Mid Cap Value Fund

Jeff Sacknowitz	Putnam International New Opportunities Fund
Putnam VT International New
Opportunities Fund

Michael Salm	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam American Government Income Fund
Putnam Global Income Trust
Putnam Income Fund
Putnam U.S. Government Income Trust
Putnam VT American Government Income Fund
Putnam VT Income Fund

Name

Robert Salvin	Putnam Convertible Income-Growth Trust
Putnam Floating Rate Income Fund
Putnam High Income Securities Fund
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam VT High Yield Fund

Paul Scanlon	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Diversified Income Trust
Putnam High Yield Trust
Putnam High Yield Advantage Fund
Putnam Floating Rate Income Fund
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust
Putnam VT Diversified Income Fund
Putnam VT High Yield Fund

Robert Schoen	Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Asset Allocation-Balanced Portfolio
Putnam Asset Allocation-Conservative Portfolio
Putnam Asset Allocation-Equity Portfolio
Putnam Asset Allocation-Growth Portfolio
Putnam Income Strategies Fund
Putnam RetirementReady Funds
Putnam VT Global Asset Allocation Fund

Edward Shadek	Putnam Small Cap Value Fund
Putnam VT Small Cap Value Fund

Raman Srivastava	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Global Income Trust
Putnam Income Fund
The George Putnam Fund of Boston
Putnam VT The George Putnam Fund of Boston
Putnam VT Income Fund

Christopher Stevo	Putnam Global Health Care Fund
Putnam VT Global Health Care Fund

Gerard Sullivan	Putnam Investors Fund
Putnam VT Investors Fund

Nick Thakore	Putnam Voyager Fund
Putnam VT Voyager Fund

Jason Vaillancourt	Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Asset Allocation-Balanced Portfolio
Putnam Asset Allocation-Conservative Portfolio
Putnam Asset Allocation-Equity Portfolio
Putnam Asset Allocation-Growth Portfolio
Putnam VT Global Asset Allocation Fund

Michael Yogg	Putnam Global Utilities Fund
Putnam VT Global Utilities Fund
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44 P R O S P E C T U S O F T H E T R U S T

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the funds with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of Putnam VT Money Market Fund, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange (“NYSE”) in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The funds currently do not foresee any disadvantages to poli-cyowners arising out of the fact that the funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the funds.

Distribution Plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

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In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the funds or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Costs associated with your investment in the Fund summaries section at the front of this prospectus.

45 P R O S P E C T U S O F T H E T R U S T

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These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. rules (as adopted by FINRA) and by other applicable laws and regulations.

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You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2008 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

How do the funds price their shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Each fund (other than Putnam VT Money Market Fund) values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Putnam VT Money Market Fund values all of its investments at amortized cost, which approximates market value.

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Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect each fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of each fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require each fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above, the value determined for an investment using each fund’s fair value pricing procedures may differ from recent market prices for the investment.

46 P R O S P E C T U S O F T H E T R U S T

Policy on excessive short-term trading

► Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the funds (such as tax deferral for gains realized from exchanges among the funds) may make the funds more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

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When a fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

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► Fund policies and limitations. Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The funds seek to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a sig-nificant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds (other than Putnam VT Money Market Fund). If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

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With respect to Putnam VT Money Market Fund, because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund’s Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund’s performance, however, Putnam Management may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the interests of the shareholders and the fund. These actions may apply to all accounts or only to those accounts whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

As noted above, the funds’ shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of

47 P R O S P E C T U S O F T H E T R U S T

trading, its detection methods may not capture all excessive short-term trading.

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As a result of these limitations, the funds’ ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the funds can give no assurances that market timing and excessive short-term trading will not occur in the funds.

Fund distributions and taxes

Each fund (other than Putnam VT Money Market Fund) will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of such funds, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month’s distributions will be paid on the first business day of the next month.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 / 2 may be subject to a 10% penalty tax.

Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

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In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each fund intends to comply with these requirements. If a fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided in respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended (the “Code”) will no longer be available. Please see the SAI for further discussion.

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Each fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

A fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

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A fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

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The foregoing discussion is based on the assumption that the investors in a fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

48 P R O S P E C T U S O F T H E T R U S T

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Financial highlights

The financial highlights tables are intended to help you understand the funds’ recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in a fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the funds’ financial statements are included in the funds’ annual report to shareholders, which is available upon request.

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49 P R O S P E C T U S O F T H E T R U S T

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PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT American Government Income Fund (Class IA)
December 31, 2008	$11.73	.54	(.46)	.08	(.54)	—	—	(.54)	—(e,n)	$11.27	.54	$89,863.62		4.68	127.57(f)
December 31, 2007	11.38	.54	.40(g)	.94	(.59)	—	—	(.59)	—	11.73	8.63(g)	76,057.62		4.76	153.13(f)
December 31, 2006	11.50	.45	(.07)	.38	(.50)	—	—	(.50)	—	11.38	3.51	83,470.62		4.01	180.25(f)
December 31, 2005	11.75	.41	(.22)	.19	(.41)	(.03)	—	(.44)	—	11.50	1.65	107,325.64		3.56	419.62(f)
December 31, 2004	12.08	.31	.03	.34	(.49)	(.18)	—	(.67)	—	11.75	2.85	144,320.66		2.65	309.71

Putnam VT American Government Income Fund (Class IB)
December 31, 2008	$11.69	.52	(.47)	.05	(.51)	—	—	(.51)	—(e,n)	$11.23	.30	$57,434.87		4.49	127.57(f)
December 31, 2007	11.34	.51	.40(g)	.91	(.56)	—	—	(.56)	—	11.69	8.36(g)	62,556.87		4.51	153.13(f)
December 31, 2006	11.46	.42	(.07)	.35	(.47)	—	—	(.47)	—	11.34	3.22	65,543.87		3.74	180.25(f)
December 31, 2005	11.71	.38	(.22)	.16	(.38)	(.03)	—	(.41)	—	11.46	1.35	74,858.89		3.32	419.62(f)
December 31, 2004	12.02	.28	.04	.32	(.45)	(.18)	—	(.63)	—	11.71	2.66	87,312.91		2.39	309.71

Putnam VT Capital Opportunities Fund (Class IA)
December 31, 2008	$14.50	.09	(4.93)	(4.84)	(.11)	(.69)	—	(.80)	—(e,n)	$8.86	(35.02)	$9,013.98		.74	97.42
December 31, 2007	17.15	.09	(1.52)	(1.43)	(.03)	(1.19)	—	(1.22)	—	14.50	(9.29)	18,728.91		.57	82.20
December 31, 2006	15.87	.03	2.38	2.41	(.04)	(1.09)	—	(1.13)	—	17.15	15.52	26,293.96		.21	104.74
December 31, 2005	14.44	.05(k)	1.44	1.49	—	(.06)	—	(.06)	—	15.87	10.41	18,788.92		.37(k)	133.38
December 31, 2004	12.74	.08	2.26	2.34	(.06)	(.58)	—	(.64)	—	14.44	18.54	13,523.96		.59	163.42

Putnam VT Capital Opportunities Fund (Class IB)
December 31, 2008	$14.38	.06	(4.89)	(4.83)	(.07)	(.69)	—	(.76)	—(e,n)	$8.79	(35.18)	$10,806	1.23	.50	97.42
December 31, 2007	17.04	.05	(1.52)	(1.47)	—	(1.19)	—	(1.19)	—	14.38	(9.55)	18,801	1.16	.32	82.20
December 31, 2006	15.79	(.01)	2.37	2.36	(.02)	(1.09)	—	(1.11)	—	17.04	15.21	20,696	1.21	(.04)	104.74
December 31, 2005	14.40	.02(k)	1.43	1.45	—	(.06)	—	(.06)	—	15.79	10.16	15,049	1.17	.11(k)	133.38
December 31, 2004	12.72	.05	2.24	2.29	(.03)	(.58)	—	(.61)	—	14.40	18.21	9,013	1.21	.35	163.42

Putnam VT Diversified Income Fund (Class IA)
December 31, 2008	$8.81	.47	(3.07)	(2.60)	(.49)	—	—	(.49)	—(e,n)	$5.72	(31.07)	$127,770.74		6.19	198.09(f)
December 31, 2007	8.89	.46	(.09)	.37	(.45)	—	—	(.45)	—	8.81	4.31	248,629.75		5.25	78.65(f)
December 31, 2006	8.86	.44	.11	.55	(.52)	—	—	(.52)	—	8.89	6.60	291,212.76		5.12	87.14(f)
December 31, 2005	9.27	.44	(.16)	.28	(.69)	—	—	(.69)	—	8.86	3.28	348,430.79		4.96	115.07(f)
December 31, 2004	9.32	.51	.33	.84	(.89)	—	—	(.89)	—	9.27	9.58	409,381.80		5.68	79.07

Putnam VT Diversified Income Fund (Class IB)
December 31, 2008	$8.70	.43	(2.98)	(2.55)	(.47)	—	—	(.47)	—(e,n)	$5.68	(30.82)	$173,632.99		5.71	198.09(f)
December 31, 2007	8.78	.43	(.08)	.35	(.43)	—	—	(.43)	—	8.70	4.13	225,160	1.00	5.02	78.65(f)
December 31, 2006	8.76	.42	.10	.52	(.50)	—	—	(.50)	—	8.78	6.29	188,602	1.01	4.86	87.14(f)
December 31, 2005	9.17	.41	(.15)	.26	(.67)	—	—	(.67)	—	8.76	3.05	160,295	1.04	4.70	115.07(f)
December 31, 2004	9.24	.48	.32	.80	(.87)	—	—	(.87)	—	9.17	9.20	149,586	1.05	5.41	79.07

Putnam VT Equity Income Fund (Class IA)
December 31, 2008	$15.06	.30	(4.76)	(4.46)	(.30)	(.58)	—	(.88)	—	$9.72	(31.02)	$76,350.78		2.41	73.65
December 31, 2007	15.87	.28	.24	.52	(.25)	(1.08)	—	(1.33)	—	15.06	3.46	128,150.77		1.79	74.27
December 31, 2006	13.96	.27	2.31	2.58	(.20)	(.47)	—	(.67)	—	15.87	19.15	128,870.79		1.85	81.54
December 31, 2005	13.54	.22(k)	.53	.75	(.15)	(.18)	—	(.33)	—	13.96	5.71	106,970.81		1.64(k)	59.47
December 31, 2004	12.09	.22	1.25	1.47	—	(.02)	—	(.02)	—	13.54	12.14	80,093.83		1.75	89.30

Putnam VT Equity Income Fund (Class IB)
December 31, 2008	$14.97	.27	(4.74)	(4.47)	(.26)	(.58)	—	(.84)	—	$9.66	(31.21)	$67,881	1.03	2.16	73.65
December 31, 2007	15.79	.24	.24	.48	(.22)	(1.08)	—	(1.30)	—	14.97	3.19	113,204	1.02	1.54	74.27
December 31, 2006	13.89	.23	2.31	2.54	(.17)	(.47)	—	(.64)	—	15.79	18.93	112,555	1.04	1.61	81.54
December 31, 2005	13.49	.19(k)	.52	.71	(.13)	(.18)	—	(.31)	—	13.89	5.43	82,356	1.06	1.40(k)	59.47
December 31, 2004	12.08	.19	1.24	1.43	—	(.02)	—	(.02)	—	13.49	11.82	55,764	1.08	1.51	89.30

See page 62 for Notes to Financial Highlights.

50 P R O S P E C T U S O F T H E T R U S T	51 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT The George Putnam Fund of Boston (Class IA)
December 31, 2008	$11.05	.33	(4.35)	(4.02)	(.47)	(.82)	—	(1.29)	—	$5.74	(40.57)	$103,006.77		3.85	140.22(f)
December 31, 2007	12.47	.35	(.20)	.15	(.38)	(1.19)	—	(1.57)	—	11.05	1.14	243,160.72		3.03	128.49(f)
December 31, 2006	11.83	.29	1.09	1.38	(.32)	(.42)	—	(.74)	—	12.47	12.23	318,905.74		2.50	124.55(f)
December 31, 2005	11.61	.28(k)	.20	.48	(.26)	—	—	(.26)	—	11.83	4.22	382,326.72		2.44(k)	139.50
December 31, 2004	10.93	.24	.67	.91	(.23)	—	—	(.23)	—	11.61	8.48	444,637.72		2.15	148.39

Putnam VT The George Putnam Fund of Boston (Class IB)
December 31, 2008	$10.99	.31	(4.33)	(4.02)	(.44)	(.82)	—	(1.26)	—	$5.71	(40.72)	$112,471	1.02	3.59	140.22(f)
December 31, 2007	12.40	.32	(.20)	.12	(.34)	(1.19)	—	(1.53)	—	10.99	.95	256,347.97		2.78	128.49(f)
December 31, 2006	11.76	.26	1.09	1.35	(.29)	(.42)	—	(.71)	—	12.40	12.02	289,374.99		2.25	124.55(f)
December 31, 2005	11.55	.25(k)	.19	.44	(.23)	—	—	(.23)	—	11.76	3.91	301,779.97		2.18(k)	139.50
December 31, 2004	10.88	.21	.67	.88	(.21)	—	—	(.21)	—	11.55	8.21	294,298.97		1.90	148.39

Putnam VT Global Asset Allocation Fund (Class IA)
December 31, 2008	$16.90	.48	(5.91)	(5.43)	(.60)	—	—	(.60)	—	$10.87	(33.16)	$141,087.78		3.31	155.03(f)
December 31, 2007	16.50	.42	.10	.52	(.12)	—	—	(.12)	—	16.90	3.16	264,820.77		2.49	106.99(f)
December 31, 2006	15.03	.33	1.59	1.92	(.45)	—	—	(.45)	—	16.50	13.04	311,512.82		2.15	76.62(f)
December 31, 2005	14.22	.30(k)	.71	1.01	(.20)	—	—	(.20)	—	15.03	7.20	330,872.90		2.06(k)	144.67(f)
December 31, 2004	13.43	.24	.98	1.22	(.43)	—	—	(.43)	—	14.22	9.26	371,882.93		1.76	156.86

Putnam VT Global Asset Allocation Fund (Class IB)
December 31, 2008	$16.94	.44	(5.92)	(5.48)	(.56)	—	—	(.56)	—	$10.90	(33.32)	$58,167	1.03	3.05	155.03(f)
December 31, 2007	16.54	.38	.11	.49	(.09)	—	—	(.09)	—	16.94	2.94	95,626	1.02	2.23	106.99(f)
December 31, 2006	15.06	.29	1.61	1.90	(.42)	—	—	(.42)	—	16.54	12.86	88,626	1.07	1.87	76.62(f)
December 31, 2005	14.25	.26(k)	.72	.98	(.17)	—	—	(.17)	—	15.06	6.97	66,485	1.15	1.80(k)	144.67(f)
December 31, 2004	13.45	.20	1.00	1.20	(.40)	—	—	(.40)	—	14.25	9.11	47,886	1.18	1.51	156.86

Putnam VT Global Equity Fund (Class IA)
December 31, 2008	$14.61	.25	(6.75)	(6.50)	(.32)	—	—	(.32)	.01(m,n)	$7.80	(45.24)	$202,810.88		2.15	99.60
December 31, 2007	13.68	.18	1.08	1.26	(.33)	—	—	(.33)	—	14.61	9.37	472,265.89		1.23	86.29
December 31, 2006	11.14	.15	2.46	2.61	(.07)	—	—	(.07)	—	13.68	23.50	530,379.95		1.26	84.81
December 31, 2005	10.32	.11(k)	.82	.93	(.11)	—	—	(.11)	—	11.14	9.09(k)	535,688.92		1.08(k)	75.73
December 31, 2004	9.26	.10	1.17	1.27	(.21)	—	—	(.21)	—	10.32	13.94	608,379.94		1.10	77.03

Putnam VT Global Equity Fund (Class IB)
December 31, 2008	$14.48	.22	(6.69)	(6.47)	(.28)	—	—	(.28)	.01(m,n)	$7.74	(45.35)	$29,474	1.13	1.90	99.60
December 31, 2007	13.57	.14	1.07	1.21	(.30)	—	—	(.30)	—	14.48	9.02	70,903	1.14	.99	86.29
December 31, 2006	11.05	.12	2.44	2.56	(.04)	—	—	(.04)	—	13.57	23.22	77,688	1.20	1.01	84.81
December 31, 2005	10.24	.09(k)	.80	.89	(.08)	—	—	(.08)	—	11.05	8.78(k)	71,310	1.17	.82(k)	75.73
December 31, 2004	9.19	.08	1.16	1.24	(.19)	—	—	(.19)	—	10.24	13.68	75,503	1.19	.86	77.03

Putnam VT Global Health Care Fund (Class IA)
December 31, 2008	$13.49	.06	(2.33)	(2.27)	—	(.11)	—	(.11)	—	$11.11	(16.90)	$52,520.83		.49	19.11
December 31, 2007	13.69	.13(j)	(.18)	(.05)	(.15)	—	—	(.15)	—	13.49	(.36)	81,384.81		.95(j)	16.03
December 31, 2006	13.35	.04	.37	.41	(.07)	—	—	(.07)	—	13.69	3.06	117,118.85		.30	22.40
December 31, 2005	11.80	.05(k)	1.54	1.59	(.04)	—	—	(.04)	—	13.35	13.50	160,324.81		.43(k)	30.98
December 31, 2004	11.04	.04	.76	.80	(.04)	—	—	(.04)	—	11.80	7.30	171,982.85		.39	47.82

Putnam VT Global Health Care Fund (Class IB)
December 31, 2008	$13.40	.03	(2.30)	(2.27)	—	(.11)	—	(.11)	—	$11.02	(17.01)	$79,525	1.08	.24	19.11
December 31, 2007	13.60	.10(j)	(.19)	(.09)	(.11)	—	—	(.11)	—	13.40	(.67)	118,713	1.06	.69(j)	16.03
December 31, 2006	13.27	.01	.36	.37	(.04)	—	—	(.04)	—	13.60	2.79	153,542	1.10	.05	22.40
December 31, 2005	11.73	.02(k)	1.53	1.55	(.01)	—	—	(.01)	—	13.27	13.20	189,476	1.06	.17(k)	30.98
December 31, 2004	10.97	.01	.77	.78	(.02)	—	—	(.02)	—	11.73	7.12	162,097	1.10	.13	47.82

See page 62 for Notes to Financial Highlights.

52 P R O S P E C T U S O F T H E T R U S T	53 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Global Utilities Fund (Class IA)
December 31, 2008	$21.03	.49	(6.77)	(6.28)	(.44)	—	—	(.44)	—	$14.31	(30.33)	$175,735.81		2.73	49.80
December 31, 2007	17.83	.38	3.19	3.57	(.37)	—	—	(.37)	—	21.03	20.25	320,375.80		1.94	39.76
December 31, 2006	14.47	.34	3.50	3.84	(.48)	—	—	(.48)	—	17.83	27.40	320,261.84		2.20	65.65
December 31, 2005	13.59	.36(k)	.82	1.18	(.30)	—	—	(.30)	—	14.47	8.87(k)	320,176.84		2.54(k)	37.69
December 31, 2004	11.43	.30	2.15	2.45	(.29)	—	—	(.29)	—	13.59	21.87	355,947.85		2.50	31.79

Putnam VT Global Utilities Fund (Class IB)
December 31, 2008	$20.93	.44	(6.74)	(6.30)	(.38)	—	—	(.38)	—	$14.25	(30.49)	$32,319	1.06	2.48	49.80
December 31, 2007	17.75	.33	3.17	3.50	(.32)	—	—	(.32)	—	20.93	19.94	60,942	1.05	1.69	39.76
December 31, 2006	14.41	.30	3.48	3.78	(.44)	—	—	(.44)	—	17.75	27.03	62,641	1.09	1.95	65.65
December 31, 2005	13.54	.32(k)	.82	1.14	(.27)	—	—	(.27)	—	14.41	8.58(k)	59,243	1.09	2.28(k)	37.69
December 31, 2004	11.39	.27	2.14	2.41	(.26)	—	—	(.26)	—	13.54	21.60	58,362	1.10	2.24	31.79

Putnam VT Growth and Income Fund (Class IA)
December 31, 2008	$23.28	.36	(8.17)(o)	(7.81)	(.52)	(3.41)	—	(3.93)	—	$11.54	(38.57)(o)	$1,117,897.60		2.19	40.26
December 31, 2007	29.54	.40	(1.80)	(1.40)	(.46)	(4.40)	—	(4.86)	—	23.28	(5.80)	2,427,397.55		1.52	50.44
December 31, 2006	26.51	.39	3.78	4.17	(.49)	(.65)	—	(1.14)	—	29.54	16.19	3,309,577.55		1.44	78.00
December 31, 2005	25.59	.41(k)	.97	1.38	(.46)	—	—	(.46)	—	26.51	5.50(k)	3,688,393.54		1.61(k)	56.46
December 31, 2004	23.39	.40	2.22	2.62	(.42)	—	—	(.42)	—	25.59	11.37	4,504,542.54		1.70	29.21

Putnam VT Growth and Income Fund (Class IB)
December 31, 2008	$23.12	.31	(8.11)(o)	(7.80)	(.44)	(3.41)	—	(3.85)	—	$11.47	(38.70)(o)	$272,193.85		1.94	40.26
December 31, 2007	29.36	.33	(1.79)	(1.46)	(.38)	(4.40)	—	(4.78)	—	23.12	(6.04)	592,681.80		1.27	50.44
December 31, 2006	26.35	.32	3.76	4.08	(.42)	(.65)	—	(1.07)	—	29.36	15.91	791,640.80		1.19	78.00
December 31, 2005	25.44	.35(k)	.95	1.30	(.39)	—	—	(.39)	—	26.35	5.23(k)	811,652.79		1.37(k)	56.46
December 31, 2004	23.26	.34	2.21	2.55	(.37)	—	—	(.37)	—	25.44	11.11	871,478.79		1.45	29.21

Putnam VT Growth Opportunities Fund (Class IA)
December 31, 2008	$5.58	.04	(2.14)(o)	(2.10)	—	—	—	—	—(e,n)	$3.48	(37.64)(o)	$8,712.81		.78	99.67
December 31, 2007	5.29	.01	.30	.31	(.02)	—	—	(.02)	—	5.58	5.82	17,346.81		.14	60.00
December 31, 2006	4.88	.01	.42	.43	(.02)	—	—	(.02)	—	5.29	8.75	21,650.83		.30	82.83
December 31, 2005	4.72	.02(k)	.18	.20	(.04)	—	—	(.04)	—	4.88	4.34	24,764.87		.36(k)	154.79
December 31, 2004	4.63	.03(j)	.07	.10	(.01)	—	—	(.01)	—	4.72	2.08	31,196.90		.76(j)	57.02

Putnam VT Growth Opportunities Fund (Class IB)
December 31, 2008	$5.53	.02	(2.11)(o)	(2.09)	—	—	—	—	—(e,n)	$3.44	(37.79)(o)	$12,602	1.06	.53	99.67
December 31, 2007	5.24	(.01)	.30	.29	—(e)	—	—	— (e)	—	5.53	5.60	25,482	1.06	(.11)	60.00
December 31, 2006	4.83	—(e)	.41	.41	—(e)	—	—	— (e)	—	5.24	8.55	29,273	1.08	.05	82.83
December 31, 2005	4.67	.01(k)	.18	.19	(.03)	—	—	(.03)	—	4.83	4.11	32,082	1.12	.11(k)	154.79
December 31, 2004	4.59	.02(j)	.06	.08	—	—	—	—	—	4.67	1.74	36,059	1.15	.55(j)	57.02

Putnam VT High Yield Fund (Class IA)
December 31, 2008	$7.45	.54	(2.33)	(1.79)	(.66)	—	—	(.66)	—	$5.00	(26.21)	$222,063.72		8.37	24.21
December 31, 2007	7.83	.58	(.33)	.25	(.63)	—	—	(.63)	—	7.45	3.17	360,197.73		7.67	43.25
December 31, 2006	7.68	.56	.20	.76	(.61)	—	—	(.61)	—	7.83	10.60	431,054.74		7.46	51.55
December 31, 2005	8.10	.56	(.31)	.25	(.67)	—	—	(.67)	—	7.68	3.47	460,707.76		7.27	43.21
December 31, 2004	7.97	.58	.24	.82	(.69)	—	—	(.69)	—	8.10	10.99	525,899.78		7.47	50.44

Putnam VT High Yield Fund (Class IB)
December 31, 2008	$7.39	.52	(2.31)	(1.79)	(.64)	—	—	(.64)	—	$4.96	(26.37)	$85,287.97		8.11	24.21
December 31, 2007	7.78	.56	(.34)	.22	(.61)	—	—	(.61)	—	7.39	2.79	152,715.98		7.42	43.25
December 31, 2006	7.62	.54	.21	.75	(.59)	—	—	(.59)	—	7.78	10.52	167,982.99		7.20	51.55
December 31, 2005	8.05	.53	(.31)	.22	(.65)	—	—	(.65)	—	7.62	3.10	170,165	1.01	7.02	43.21
December 31, 2004	7.94	.55	.23	.78	(.67)	—	—	(.67)	—	8.05	10.54	175,106	1.03	7.18	50.44

See page 62 for Notes to Financial Highlights.

54 P R O S P E C T U S O F T H E T R U S T	55 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Income Fund (Class IA)
December 31, 2008	$12.68	.57	(3.39)	(2.82)	(.84)	—	—	(.84)	—(e,n)	$9.02	(23.78)	$221,192.58		4.97	208.37(f)
December 31, 2007	12.70	.65	.02	.67	(.69)	—	—	(.69)	—	12.68	5.45	379,470.57		5.25	228.92(f)
December 31, 2006	12.69	.54	.04	.58	(.57)	—	—	(.57)	—	12.70	4.83	437,298.57		4.39	201.13(f)
December 31, 2005	12.96	.52	(.20)	.32	(.45)	(.14)	—	(.59)	—	12.69	2.60	530,341.61		4.06	336.25(f)
December 31, 2004	12.91	.38	.22	.60	(.55)	—	—	(.55)	—	12.96	4.72	637,568.66		3.01	401.71

Putnam VT Income Fund (Class IB)
December 31, 2008	$12.59	.54	(3.36)	(2.82)	(.81)	—	—	(.81)	—(e,n)	$8.96	(23.93)	$162,338.83		4.75	208.37(f)
December 31, 2007	12.61	.62	.02	.64	(.66)	—	—	(.66)	—	12.59	5.22	285,881.82		5.00	228.92(f)
December 31, 2006	12.61	.50	.04	.54	(.54)	—	—	(.54)	—	12.61	4.52	300,246.82		4.09	201.13(f)
December 31, 2005	12.88	.48	(.20)	.28	(.41)	(.14)	—	(.55)	—	12.61	2.36	292,152.86		3.81	336.25(f)
December 31, 2004	12.84	.34	.22	.56	(.52)	—	—	(.52)	—	12.88	4.43	278,617.91		2.71	401.71

Putnam VT International Equity Fund (Class IA)
December 31, 2008	$19.11	.43	(7.74)	(7.31)	(.37)	(2.44)	(.04)	(2.85)	.01(m)	$8.96	(43.84)	$167,901.87		3.17	71.03
December 31, 2007	20.78	.31	1.33	1.64	(.66)	(2.65)	—	(3.31)	—	19.11	8.61	381,400.84		1.56	83.16
December 31, 2006	16.36	.38	4.19	4.57	(.15)	—	—	(.15)	—	20.78	28.04	410,278.93		2.08	90.26
December 31, 2005	14.80	.20(k)	1.61	1.81	(.25)	—	—	(.25)	—	16.36	12.46	377,816.93		1.37(k)	86.02
December 31, 2004	12.91	.16	1.95	2.11	(.22)	—	—	(.22)	—	14.80	16.58	427,548.94		1.21	62.84

Putnam VT International Equity Fund (Class IB)
December 31, 2008	$18.96	.39	(7.67)	(7.28)	(.32)	(2.44)	(.04)	(2.80)	.01(m)	$8.89	(43.95)	$403,653	1.12	2.91	71.03
December 31, 2007	20.64	.26	1.32	1.58	(.61)	(2.65)	—	(3.26)	—	18.96	8.37	825,503	1.09	1.31	83.16
December 31, 2006	16.26	.32	4.17	4.49	(.11)	—	—	(.11)	—	20.64	27.72	857,380	1.18	1.77	90.26
December 31, 2005	14.71	.16(k)	1.61	1.77	(.22)	—	—	(.22)	—	16.26	12.20	621,897	1.18	1.06(k)	86.02
December 31, 2004	12.85	.12	1.94	2.06	(.20)	—	—	(.20)	—	14.71	16.19	558,206	1.19	.95	62.84

Putnam VT International Growth and Income Fund (Class IA)
December 31, 2008	$16.60	.32	(6.74)	(6.42)	(.28)	(2.63)	(.07)	(2.98)	—	$7.20	(45.85)	$121,743.93		2.87	70.60
December 31, 2007	19.32	.31	.96	1.27	(.39)	(3.60)	—	(3.99)	—	16.60	7.29	294,274.92		1.74	90.31
December 31, 2006	15.35	.35	3.85	4.20	(.23)	—	—	(.23)	—	19.32	27.63	325,011.93		2.04	113.24
December 31, 2005	13.57	.23(k)	1.69	1.92	(.14)	—	—	(.14)	—	15.35	14.33	264,352	1.01	1.68(k)	74.48
December 31, 2004	11.35	.14	2.25	2.39	(.17)	—	—	(.17)	—	13.57	21.31	258,073	1.01	1.18	59.34

Putnam VT International Growth and Income Fund (Class IB)
December 31, 2008	$16.48	.29	(6.71)	(6.42)	(.23)	(2.63)	(.06)	(2.92)	—	$7.14	(46.02)	$55,208	1.18	2.62	70.60
December 31, 2007	19.21	.26	.96	1.22	(.35)	(3.60)	—	(3.95)	—	16.48	7.01	129,084	1.17	1.50	90.31
December 31, 2006	15.28	.30	3.83	4.13	(.20)	—	—	(.20)	—	19.21	27.22	135,458	1.18	1.75	113.24
December 31, 2005	13.51	.19(k)	1.70	1.89	(.12)	—	—	(.12)	—	15.28	14.10	102,596	1.26	1.40(k)	74.48
December 31, 2004	11.31	.11	2.24	2.35	(.15)	—	—	(.15)	—	13.51	20.98	87,743	1.26	.89	59.34

Putnam VT International New Opportunities Fund (Class IA)
December 31, 2008	$20.59	.37	(9.05)	(8.68)	(.31)	—	—	(.31)	.07(m,n)	$11.67	(42.36)	$48,582	1.10	2.25	134.88
December 31, 2007	18.34	.21	2.25	2.46	(.21)	—	—	(.21)	—	20.59	13.52	119,992	1.11	1.06	106.90
December 31, 2006	14.73	.15	3.71	3.86	(.25)	—	—	(.25)	—	18.34	26.42	118,241	1.15	.89	94.40
December 31, 2005	12.53	.17(k)	2.15	2.32	(.12)	—	—	(.12)	—	14.73	18.64(k)	101,535	1.21	1.27(k)	91.01
December 31, 2004	11.16	.11	1.40	1.51	(.14)	—	—	(.14)	—	12.53	13.63	89,615	1.25	.96	139.72

Putnam VT International New Opportunities Fund (Class IB)
December 31, 2008	$20.48	.33	(9.01)	(8.68)	(.25)	—	—	(.25)	.07(m,n)	$11.62	(42.48)	$71,579	1.35	2.00	134.88
December 31, 2007	18.25	.16	2.24	2.40	(.17)	—	—	(.17)	—	20.48	13.21	166,222	1.36	.82	106.90
December 31, 2006	14.66	.10	3.70	3.80	(.21)	—	—	(.21)	—	18.25	26.13	169,254	1.40	.62	94.40
December 31, 2005	12.47	.13(k)	2.15	2.28	(.09)	—	—	(.09)	—	14.66	18.36(k)	151,178	1.46	1.01(k)	91.01
December 31, 2004	11.11	.08	1.39	1.47	(.11)	—	—	(.11)	—	12.47	13.35	141,110	1.50	.70	139.72

See page 62 for Notes to Financial Highlights.

56 P R O S P E C T U S O F T H E T R U S T	57 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Investors Fund (Class IA)
December 31, 2008	$11.60	.10	(4.66)	(4.56)	(.05)	—	—	(.05)	—	$6.99	(39.44)	$79,111.77		1.06	126.94
December 31, 2007	12.27	.05	(.65)	(.60)	(.07)	—	—	(.07)	—	11.60	(4.90)	181,848.75		.39	87.61
December 31, 2006	10.81	.06	1.47	1.53	(.07)	—	—	(.07)	—	12.27	14.24	258,811.77		.55	101.46
December 31, 2005	10.04	.07(k)	.82	.89	(.12)	—	—	(.12)	—	10.81	9.03	292,017.75		.66(k)	113.81
December 31, 2004	8.95	.11(j)	1.04	1.15	(.06)	—	—	(.06)	—	10.04	12.95	326,879.76		1.21(j)	84.91

Putnam VT Investors Fund (Class IB)
December 31, 2008	$11.54	.08	(4.64)	(4.56)	(.02)	—	—	(.02)	—	$6.96	(39.55)	$156,606	1.02	.87	126.94
December 31, 2007	12.21	.02	(.65)	(.63)	(.04)	—	—	(.04)	—	11.54	(5.17)	237,755	1.00	.15	87.61
December 31, 2006	10.76	.03	1.47	1.50	(.05)	—	—	(.05)	—	12.21	13.93	235,471	1.02	.30	101.46
December 31, 2005	9.99	.04(k)	.83	.87	(.10)	—	—	(.10)	—	10.76	8.81	221,847	1.00	.41(k)	113.81
December 31, 2004	8.91	.09(j)	1.03	1.12	(.04)	—	—	(.04)	—	9.99	12.64	226,738	1.01	.98(j)	84.91

Putnam VT Mid Cap Value Fund (Class IA)
December 31, 2008	$16.45	.09	(6.06)	(5.97)	(.15)	(2.78)	—	(2.93)	—(e,n)	$7.55	(42.77)	$21,125.90		.79	79.45
December 31, 2007	17.83	.09	.33	.42	(.30)	(1.50)	—	(1.80)	—	16.45	1.98	53,498.87		.48	67.43
December 31, 2006	16.23	.30(j)	2.13	2.43	(.07)	(.76)	—	(.83)	—	17.83	15.32	63,738.90		1.79(j)	72.94
December 31, 2005	14.73	.09(k)	1.74	1.83	(.06)	(.27)	—	(.33)	—	16.23	12.71	58,861.93		.60(k)	87.42
December 31, 2004	12.79	.09	1.92	2.01	—	(.07)	—	(.07)	—	14.73	15.75	35,819.97		.65	145.30

Putnam VT Mid Cap Value Fund (Class IB)
December 31, 2008	$16.35	.06	(6.01)	(5.95)	(.10)	(2.78)	—	(2.88)	—(e,n)	$7.52	(42.83)	$11,312	1.15	.55	79.45
December 31, 2007	17.74	.04	.33	.37	(.26)	(1.50)	—	(1.76)	—	16.35	1.69	26,543	1.12	.22	67.43
December 31, 2006	16.16	.27(j)	2.11	2.38	(.04)	(.76)	—	(.80)	—	17.74	15.06	31,386	1.15	1.61(j)	72.94
December 31, 2005	14.68	.05(k)	1.73	1.78	(.03)	(.27)	—	(.30)	—	16.16	12.44	25,306	1.18	.36(k)	87.42
December 31, 2004	12.78	.05	1.92	1.97	—	(.07)	—	(.07)	—	14.68	15.44	14,507	1.22	.40	145.30

Putnam VT Money Market Fund (Class IA)
December 31, 2008	$1.00	.0279	(.0003)	.0276	(.0279)	—	—	(.0279)	—	$1.00	2.83	$251,780.47		2.78	—
December 31, 2007	1.00	.0492	—(h)	.0492	(.0492)	—	—	(.0492)	—	1.00	5.05	219,558.46		4.92	—
December 31, 2006	1.00	.0455	—	.0455	(.0455)	—	—	(.0455)	—	1.00	4.66	205,133.52		4.56	—
December 31, 2005	1.00	.0275	—	.0275	(.0275)	—	—	(.0275)	—	1.00	2.79	211,665.53		2.71	—
December 31, 2004	1.00	.0091	—(h)	.0091	(.0091)	—	—	(.0091)	—	1.00	.91	264,971.53		.87	—

Putnam VT Money Market Fund (Class IB)
December 31, 2008	$1.00	.0254	(.0003)	.0251	(.0254)	—	—	(.0254)	—	$1.00	2.57	$220,510.72		2.54	—
December 31, 2007	1.00	.0467	—(h)	.0467	(.0467)	—	—	(.0467)	—	1.00	4.79	206,134.71		4.67	—
December 31, 2006	1.00	.0430	—	.0430	(.0430)	—	—	(.0430)	—	1.00	4.39	194,620.77		4.34	—
December 31, 2005	1.00	.0250	—	.0250	(.0250)	—	—	(.0250)	—	1.00	2.53	134,800.78		2.54	—
December 31, 2004	1.00	.0066	—(h)	.0066	(.0066)	—	—	(.0066)	—	1.00	.66	108,012.78		.66	—

Putnam VT New Opportunities Fund (Class IA)
December 31, 2008	$21.55	.08	(8.39)(l,o)	(8.31)	(.05)	—	—	(.05)	—	$13.19	(38.62)(o)	$442,197.76		.46	78.52
December 31, 2007	20.36	.05	1.17	1.22	(.03)	—	—	(.03)	—	21.55	6.02	926,866.72		.24	139.35
December 31, 2006	18.74	.03	1.62	1.65	(.03)	—	—	(.03)	—	20.36	8.82	1,145,101.71		.16	84.06
December 31, 2005	17.05	.03(k)	1.72	1.75	(.06)	—	—	(.06)	—	18.74	10.32(k)	1,352,498.66		.18(k)	56.12
December 31, 2004	15.43	.05(j)	1.57	1.62	—	—	—	—	—	17.05	10.50	1,621,906.69		.33(j)	115.82

Putnam VT New Opportunities Fund (Class IB)
December 31, 2008	$21.19	.04	(8.25)(l,o)	(8.21)	—	—	—	—	—	$12.98	(38.75)(o)	$59,123	1.01	.21	78.52
December 31, 2007	20.04	—(e)	1.15	1.15	—	—	—	—	—	21.19	5.74	123,258.97		(.01)	139.35
December 31, 2006	18.46	(.02)	1.60	1.58	—	—	—	—	—	20.04	8.56	145,998.96		(.09)	84.06
December 31, 2005	16.80	(.01)(k)	1.69	1.68	(.02)	—	—	(.02)	—	18.46	10.00(k)	159,861.91		(.07)(k)	56.12
December 31, 2004	15.23	.01(j)	1.56	1.57	—	—	—	—	—	16.80	10.31	171,305.94		.09(j)	115.82

See page 62 for Notes to Financial Highlights.

58 P R O S P E C T U S O F T H E T R U S T	59 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss) (a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Research Fund (Class IA)
December 31, 2008	$13.21	.12	(5.15)	(5.03)	(.15)	—	—	(.15)	—	$8.03	(38.42)	$24,422.80		1.08	131.45
December 31, 2007	13.19	.13	(.02)	.11	(.09)	—	—	(.09)	—	13.21	.83	54,436.79		.93	79.54
December 31, 2006	11.91	.08	1.30	1.38	(.10)	—	—	(.10)	—	13.19	11.63	72,929.81		.62	88.33
December 31, 2005	11.44	.08(k)	.51	.59	(.12)	—	—	(.12)	—	11.91	5.26(k)	87,728.79		.71(k)	94.51
December 31, 2004	10.63	.11(j)	.72	.83	(.02)	—	—	(.02)	—	11.44	7.79	110,116.80		1.05(j)	106.08

Putnam VT Research Fund (Class IB)
December 31, 2008	$13.14	.09	(5.12)	(5.03)	(.11)	—	—	(.11)	—	$8.00	(38.54)	$39,469	1.05	.83	131.45
December 31, 2007	13.12	.09	(.02)	.07	(.05)	—	—	(.05)	—	13.14	.56	83,046	1.04	.68	79.54
December 31, 2006	11.84	.05	1.30	1.35	(.07)	—	—	(.07)	—	13.12	11.41	104,891	1.06	.37	88.33
December 31, 2005	11.38	.05(k)	.50	.55	(.09)	—	—	(.09)	—	11.84	4.92(k)	114,612	1.04	.47(k)	94.51
December 31, 2004	10.58	.09(j)	.71	.80	—	—	—	—	—	11.38	7.56	126,286	1.05	.82(j)	106.08

Putnam VT Small Cap Value Fund (Class IA)
December 31, 2008	$18.96	.21	(6.31)	(6.10)	(.34)	(3.90)	—	(4.24)	—	$8.62	(39.26)	$61,459.92		1.63	57.69
December 31, 2007	24.49	.25	(2.85)	(2.60)	(.19)	(2.74)	—	(2.93)	—	18.96	(12.44)	149,405.87		1.11	58.64
December 31, 2006	23.11	.19	3.74	3.93	(.13)	(2.42)	—	(2.55)	—	24.49	17.57	251,511.85		.82	61.25
December 31, 2005	22.95	.14(k)	1.41	1.55	(.09)	(1.30)	—	(1.39)	—	23.11	7.30	291,615.84		.62(k)	42.50
December 31, 2004	18.23	.09	4.73	4.82	(.10)	—	—	(.10)	—	22.95	26.54	348,938.87		.48	39.27

Putnam VT Small Cap Value Fund (Class IB)
December 31, 2008	$18.76	.18	(6.24)	(6.06)	(.27)	(3.90)	—	(4.17)	—	$8.53	(39.39)	$165,393	1.17	1.40	57.69
December 31, 2007	24.27	.18	(2.81)	(2.63)	(.14)	(2.74)	—	(2.88)	—	18.76	(12.67)	326,425	1.12	.78	58.64
December 31, 2006	22.93	.14	3.70	3.84	(.08)	(2.42)	—	(2.50)	—	24.27	17.29	726,489	1.10	.59	61.25
December 31, 2005	22.79	.09(k)	1.39	1.48	(.04)	(1.30)	—	(1.34)	—	22.93	7.03	552,682	1.09	.40(k)	42.50
December 31, 2004	18.12	.05	4.69	4.74	(.07)	—	—	(.07)	—	22.79	26.22	475,639	1.12	.23	39.27

Putnam VT Vista Fund (Class IA)
December 31, 2008	$15.57	.01	(7.09)	(7.08)	—	—	—	—	.01(n)	$8.50	(45.41)	$57,608.80		.07	146.84
December 31, 2007	14.96	.01	.60	.61	—	—	—	—	—	15.57	4.08	140,020.76		.03	168.62
December 31, 2006	14.15	—(e)	.81	.81	—	—	—	—	—	14.96	5.72	184,895.80		.01	98.25
December 31, 2005	12.58	—(e,k)	1.57	1.57	—	—	—	—	—	14.15	12.48	234,261.74		(.01)(k)	71.15
December 31, 2004	10.58	(.03)	2.03	2.00	—	—	—	—	—	12.58	18.90	260,964.79		(.31)	93.49

Putnam VT Vista Fund (Class IB)
December 31, 2008	$15.26	(.02)	(6.94)	(6.96)	—	—	—	—	.01(n)	$8.31	(45.54)	$80,311	1.05	(.18)	146.84
December 31, 2007	14.70	(.03)	.59	.56	—	—	—	—	—	15.26	3.81	192,714	1.01	(.22)	168.62
December 31, 2006	13.94	(.03)	.79	.76	—	—	—	—	—	14.70	5.45	235,531	1.05	(.23)	98.25
December 31, 2005	12.43	(.03)(k)	1.54	1.51	—	—	—	—	—	13.94	12.15	258,209.99		(.25)(k)	71.15
December 31, 2004	10.48	(.06)	2.01	1.95	—	—	—	—	—	12.43	18.61	258,884	1.04	(.56)	93.49

Putnam VT Voyager Fund (Class IA)
December 31, 2008	$31.99	.21	(11.98)(l,o)	(11.77)	(.08)	—	—	(.08)	—(e,n)	$20.14	(36.87)(o)	$566,749.72		.80	118.99
December 31, 2007	30.25	.07	1.68	1.75	(.01)	—	—	(.01)	—	31.99	5.79	1,148,269.67		.21	52.39
December 31, 2006	28.72	.02	1.62	1.64	(.11)	—	—	(.11)	—	30.25	5.71	1,438,858.66		.08	62.27
December 31, 2005	27.37	.09(k)	1.51	1.60	(.25)	—	—	(.25)	—	28.72	5.94(k)	1,801,387.63		.35(k)	119.09
December 31, 2004	26.10	.21(j)	1.18	1.39	(.12)	—	—	(.12)	—	27.37	5.34	2,357,097.64		.81(j)	48.94

Putnam VT Voyager Fund (Class IB)
December 31, 2008	$31.73	.14	(11.89)(l,o)	(11.75)	—	—	—	—	—(e,n)	$19.98	(37.03)(o)	$167,492.97		.54	118.99
December 31, 2007	30.07	(.01)	1.67	1.66	—	—	—	—	—	31.73	5.52	345,347.92		(.04)	52.39
December 31, 2006	28.55	(.05)	1.60	1.55	(.03)	—	—	(.03)	—	30.07	5.43	421,488.91		(.17)	62.27
December 31, 2005	27.20	.02(k)	1.51	1.53	(.18)	—	—	(.18)	—	28.55	5.69(k)	485,323.88		.08(k)	119.09
December 31, 2004	25.96	.15(j)	1.15	1.30	(.06)	—	—	(.06)	—	27.20	5.03	518,951.89		.60(j)	48.94

See page 62 for Notes to Financial Highlights.

60 P R O S P E C T U S O F T H E T R U S T	61 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLETRUST

Notes to Financial Highlights
December 31, 2008

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(a) For all funds other than Putnam VT Money Market Fund, per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

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(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage/service arrangements.

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(e) Amount represents less than $0.01 per share.

(f ) Portfolio turnover excludes dollar roll transactions.

(g) Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

(h) Amount represents less than $0.0001 per share.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds’ class IA and class IB shares reflect a reduction of the following amounts based on each fund’s average net assets:

	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Putnam VT American Government Income Fund	0.21%	0.21%	0.22%	0.17%	0.13%
Putnam VT Capital Opportunities Fund	0.17%	0.07%	0.11%	0.24%	0.44%
Putnam VT Diversified Income Fund	0.13%	0.08%	0.09%	0.03%	0.03%
Putnam VT Equity Income Fund	<0.01%	<0.01%	0.01%	0.01%	0.03%
Putnam VT The George Putnam Fund of Boston	0.04%	0.02%	<0.01%	0.01%	0.01%
Putnam VT Global Asset Allocation Fund	0.15%	0.08%	0.10%	0.01%	0.01%
Putnam VT Global Equity Fund	0.05%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Global Health Care Fund	0.03%	0.02%	<0.01%	<0.01%	<0.01%
Putnam VT Global Utilities Fund	0.01%	0.01%	0.03%	<0.01%	<0.01%
Putnam VT Growth and Income Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Growth Opportunities Fund	0.39%	0.25%	0.24%	0.13%	0.05%
Putnam VT High Yield Fund	0.10%	0.06%	0.07%	0.02%	<0.01%
Putnam VT Income Fund	0.17%	0.14%	0.16%	0.10%	0.04%
Putnam VT International Equity Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT International Growth and Income Fund	<0.01%	0.03%	0.10%	<0.01%	<0.01%
Putnam VT International New Opportunities Fund	0.08%	0.06%	0.09%	0.04%	0.01%
Putnam VT Investors Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Mid Cap Value Fund	0.09%	<0.01%	0.01%	0.02%	0.07%
Putnam VT Money Market Fund	0.08%	0.09%	0.05%	0.03%	0.02%
Putnam VT New Opportunities Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Research Fund	0.07%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Small Cap Value Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Vista Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%
Putnam VT Voyager Fund	<0.01%	<0.01%	<0.01%	<0.01%	<0.01%

(j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the funds, which amounted to the following amounts:

		Per share		Percentage of average net assets
	12/31/07	12/31/06	12/31/04	12/31/07	12/31/06	12/31/04
Putnam VT Growth Opportunities Fund	—	—	$0.03	—	—	0.58%
Putnam VT Global Health Care Fund	$0.08	—	—	0.60%	—	—
Putnam VT Investors Fund	—	—	$0.05	—	—	0.54%
Putnam VT Mid Cap Value Fund	—	$0.19	—	—	1.12%	—
Putnam VT New Opportunities Fund	—	—	$0.06	—	—	0.37%
Putnam VT Research Fund	—	—	$0.04	—	—	0.34%
Putnam VT Voyager Fund	—	—	$0.12	—	—	0.45%

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts for each fund based on that fund’s weighted average number of shares outstanding and average net assets, respectively, for the year ended December 31, 2005.

	Per share	Percentage of average net assets
Putnam VT Capital Opportunities Fund	<$0.01	0.01%
Putnam VT Equity Income Fund	<$0.01	<0.01%
Putnam VT The George Putnam Fund of Boston	<$0.01	0.01%
Putnam VT Global Asset Allocation Fund	<$0.01	0.02%
Putnam VT Global Equity Fund	$0.01	0.08%
Putnam VT Global Health Care Fund	<$0.01	0.02%
Putnam VT Global Utilities Fund	$0.01	0.05%
Putnam VT Growth and Income Fund	$0.01	0.03%

62 P R O S P E C T U S O F T H E T R U S T

PUTNAM VARIABLETRUST

Notes to Financial Highlights (Continued)
December 31, 2008

	Per share	Percentage of average net assets
Putnam VT Growth Opportunities Fund	<$0.01	0.03%
Putnam VT International Equity Fund	<$0.01	<0.01%
Putnam VT International Growth and Income Fund	<$0.01	0.01%
Putnam VT International New Opportunities Fund	$0.01	0.04%
Putnam VT Investors Fund	<$0.01	0.03%
Putnam VT Mid Cap Value Fund	<$0.01	<0.01%
Putnam VT New Opportunities Fund	$0.01	0.04%
Putnam VT Research Fund	$0.01	0.08%
Putnam VT Small Cap Value Fund	<$0.01	0.01%
Putnam VT Vista Fund	<$0.01	0.03%
Putnam VT Voyager Fund	$0.02	0.08%

(l) Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Knight Securities, L.P. which amounted to the following amounts for the following funds based on each fund’s weighted average number of shares outstanding for the year ended December 31, 2008:

Per share
Putnam VT New Opportunities Fund	$0.02
Putnam VT Voyager Fund	$0.02

(m) Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State, Illinois and Connecticut which amounted to the following amounts for the following funds based on each fund’s weighted average number of shares outstanding for the year ended December 31, 2008:

Per share
Putnam VT Global Equity Fund	<$0.01
Putnam VT International Equity Fund	$0.01
Putnam VT International New Opportunities Fund	$0.06

(n) Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to the following amounts for each fund based on that fund’s weighted average number of shares outstanding for the year ended December 31, 2008:

Per share
Putnam VT American Government Income Fund	<$0.01
Putnam VT Capital Opportunities Fund	<$0.01
Putnam VT Diversified Income Fund	<$0.01
Putnam VT Global Equity Fund	<$0.01
Putnam VT Growth Opportunities Fund	<$0.01
Putnam VT Income Fund	<$0.01
Putnam VT International New Opportunities Fund	$0.01
Putnam VT Mid Cap Value Fund	<$0.01
Putnam VT Vista Fund	$0.01
Putnam VT Voyager Fund	<$0.01

(o) Reflects a non-recurring litigation payment from Enron Corporation which amounted to the following amounts per share outstanding as of December 29, 2008.

Per share
Putnam VT Growth and Income Fund	$0.06
Putnam VT Growth Opportunities Fund	$0.05
Putnam VT New Opportunities Fund	$0.10
Putnam VT Voyager Fund	$0.13

Without this payment, total returns for each class, for the year ended December 31, 2008 would have been as follows:

	Class 1A	Class 1B
Putnam VT Growth and Income Fund	–38.89%	–39.02%
Putnam VT Growth Opportunities Fund	–38.35%	–38.70%
Putnam VT New Opportunities Fund	–39.13%	–39.26%
Putnam VT Voyager Fund	–37.28%	–37.44%

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63 P R O S P E C T U S O F T H E T R U S T

For more information about the funds of Putnam Variable Trust

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at www.putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund’s file number.

PUTNAM INVESTMENTS

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

www.putnam.com

File No. 811-05346	256265 4/09

’’’’’’’’Putnam Variable Trust (the “Trust”)
Class IA and IB Shares

Putnam VT American Government Income Fund	Putnam VT Income Fund
Putnam VT Capital Opportunities Fund	Putnam VT International Equity Fund
Putnam VT Diversified Income Fund	Putnam VT International Growth and Income Fund
Putnam VT Equity Income Fund	Putnam VT International New Opportunities Fund
Putnam VT The George Putnam Fund of Boston	Putnam VT Investors Fund
Putnam VT Global Asset Allocation Fund	Putnam VT Mid Cap Value Fund
Putnam VT Global Equity Fund	Putnam VT Money Market Fund
Putnam VT Global Health Care Fund*	Putnam VT New Opportunities Fund
Putnam VT Global Utilities Fund**	Putnam VT Research Fund
Putnam VT Growth and Income Fund	Putnam VT Small Cap Value Fund
Putnam VT Growth Opportunities Fund	Putnam VT Vista Fund
Putnam VT High Yield Fund	Putnam VT Voyager Fund

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
April 30, 2009

This SAI is not a prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the Trust's annual report. For a free copy of the Trust's annual report or a prospectus dated April 30, 2009, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at www.putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

Part I of this SAI contains specific information about each fund. Part II includes information about all of the funds.

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* Prior to January 2, 2009, Putnam VT Global Health Care Fund was known as Putnam VT Health Sciences Fund.

** Prior to January 2, 2009, Putnam VT Global Utilities Fund was known as Putnam VT Utilities Growth and Income Fund.

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502156

Table of Contents
Part I

TRUST ORGANIZATION AND CLASSIFICATION	I-3

INVESTMENT RESTRICTIONS	I-4

CHARGES AND EXPENSES	I-6

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PORTFOLIO MANAGERS	I-37

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AND FINANCIAL STATEMENTS	I-44

Part II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-1
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TAXES	II-30

MANAGEMENT	II-33

DETERMINATION OF NET ASSET VALUE	II-51

DISTRIBUTION PLAN	II-53

ADDITIONAL PAYMENTS	II-53

REDEMPTIONS	II-55

SHAREHOLDER LIABILITY	II-55

DISCLOSURE OF PORTFOLIO INFORMATION	II-55

PROXY VOTING GUIDELINES AND PROCEDURES	II-57

SECURITIES RATINGS	II-57

CLAIMS-PAYING ABILITY RATINGS	II-61

APPENDIX A	II-65
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I-2

SAI
PART I

TRUST ORGANIZATION AND CLASSIFICATION

The Trust is a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to January 2, 2009, Putnam VT Global Health Care Fund was known as Putnam VT Health Sciences Fund and Putnam VT Global Utilities Fund was known as Putnam VT Utilities Growth and Income Fund.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty-four series of shares, each representing a separate investment portfolio which is being offered to separate accounts of various insurance companies.

Any series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company issuing a variable contract selects the class of shares in which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote together as a single class without regard to series or classes of shares on all matters except (i) when required by the Investment Company Act of 1940, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares will be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a portfolio were liquidated, would receive the net assets of that portfolio.

The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.

I-3

Each fund, except for Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, is a “diversified” investment company under the Investment Company Act of 1940. This means that with respect to 75% (50% in the case of Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, each of which is a non-diversified investment company) of its total assets, each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% (50% in the case of Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) of each fund’s total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)(a) (All funds except Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(4)(b) (Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(4)(c) (Putnam VT Global Asset Allocation Fund) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the fund from purchasing or selling financial instruments representing interests in commodities (or the values of which are determined by reference to commodities) but which do not involve the delivery of physical commodities to or by the fund, or from entering into financial futures contracts, options, foreign exchange contracts and other financial transactions.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

I-4

(6)(a) (All funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (All funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Global Utilities Fund may invest more than 25% of its assets in any of the public utilities industries, and Putnam VT Global Health Care Fund may invest more than 25% of its assets in companies that Putnam Management determines are principally engaged in the health sciences industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

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For VT Global Health Care Fund and VT Global Utilities Fund, the Board of Trustees of the Funds has approved, subject to shareholder approval, that fundamental investment restriction (4)(a) for these Funds, relating to the purchase and sale of commodities, be amended to read in accordance with fundamental investment restriction (4)(c). If this proposal is approved, the parenthetical listing Fund names in fundamental investment restriction (4)(a) above will be revised to exclude Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund, and the parenthetical listing Fund names in fundamental investment restriction (4)(c) will be revised to include Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund.

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The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

-----------------------------------------

The following non-fundamental policies may be changed by the Trustees without shareholder approval:

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I-5

(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% (10% for Putnam VT Money Market Fund) of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

In addition, effective January 1, 2010, VT Global Health Care Fund will be subject to the following non-fundamental investment policy:

Under normal market conditions, the Fund will invest in at least five different countries and at least 40% (or, if less, 10% less than the percentage of the fund’s benchmark represented by foreign companies) of its net assets in securities of foreign companies. For this purpose, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a significant portion of its revenues or profits outside of the Unites States, the company is included in an index which is representative of regions outside the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

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All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund’s net assets measured as of the beginning of such 90-day period.

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CHARGES AND EXPENSES

Management fees

Under a Management Contract dated August 3, 2007, each fund pays a quarterly fee (in the case of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each fund pays a monthly fee) to Putnam Investment Management, LLC, the fund’s investment manager (“Putnam Management”), based on the average net assets of the fund, as determined at the close of each business day during the period, at the annual rate of:

Putnam VT International New Opportunities Fund:

1.00% of the first $500 million of average net assets;
0.90% of the next $500 million;
0.85% of the next $500 million;
0.80% of the next $5 billion;
0.775% of the next $5 billion;
0.755% of the next $5 billion;
0.74% of the next $5 billion; and
0.73% of any excess thereafter.

I-6

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT Small Cap Value Fund:

0.80% of the first $500 million of average net assets;
0.70% of the next $500 million;
0.65% of the next $500 million;
0.60% of the next $5 billion;
0.575% of the next $5 billion;
0.555% of the next $5 billion;
0.54% of the next $5 billion; and
0.53% of any excess thereafter.

Putnam VT Growth Opportunities Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% of the next $5 billion; and
0.42% of any excess thereafter.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Global Utilities Fund, Putnam VT High Yield Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund and Putnam VT Voyager Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion; and
0.43% of any excess thereafter.

Putnam VT American Government Income Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $5 billion;
0.37% of the next $5 billion;
0.36% of the next $5 billion;
0.35% of the next $5 billion; and

I-7

0.34% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT Research Fund and Putnam VT Vista Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion; and
0.38% of any excess thereafter.

Putnam VT Money Market Fund:

0.45% of the first $500 million of average net assets;
0.35% of the next $500 million;
0.30% of the next $500 million;
0.25% of the next $5 billion;
0.225% of the next $5 billion;
0.205% of the next $5 billion;
0.19% of the next $5 billion; and
0.18% of any excess thereafter.

For the past three fiscal years, pursuant to the Management Contract, each fund incurred the following fees:

				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers

Putnam VT American Government Income	2008	$680,054	$325,783	$1,005,837
Fund

	2007	$620,928	$291,987	$912,915

	2006	$693,021	$360,588	$1,053,609

Putnam VT Capital Opportunities Fund	2008	$140,495	$49,538	$190,033

	2007	$277,155	$33,032	$310,187

	2006	$222,790	$47,876	$270,666

Putnam VT Diversified Income Fund	2008	$2,343,007	$512,860	$2,855,867

	2007	$2,975,416	$378,606	$3,354,022

	2006	$2,933,530	$449,353	$3,382,883

Putnam VT Equity Income Fund	2008	$1,273,397	$5,728	$1,279,125

	2007	$1,622,913	$1,975	$1,624,888

	2006	$1,326,897	$11,146	$1,338,043

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				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers

Putnam VT The George Putnam Fund of	2008	$2,236,898	$161,432	$2,398,330
Boston

	2007	$3,485,856	$134,644	$3,620,500

	2006	$3,969,447	$60,523	$4,029,970

Putnam VT Global Asset Allocation Fund	2008	$1,622,665	$423,424	$2,046,089

	2007	$2,388,851	$329,769	$2,718,620

	2006	$2,392,952	$376,874	$2,769,826

Putnam VT Global Equity Fund	2008	$2,902,692	$203,727	$3,106,419

	2007	$4,680,741	$3,819	$4,684,560

	2006	$4,692,325	$11,015	$4,703,340

Putnam VT Global Health Care Fund	2008	$1,121,538	$49,824	$1,171,362

	2007	$1,638,832	$56,778	$1,695,610

	2006	$2,204,609	$2,245	$2,206,854

Putnam VT Global Utilities Fund	2008	$2,061,503	$18,189	$2,079,692

	2007	$2,654,848	$38,697	$2,693,545

	2006	$2,437,187	$111,383	$2,548,570

Putnam VT Growth and Income Fund	2008	$11,422,756	$8,017	$11,430,773

	2007	$18,453,599	$5,475	$18,459,074

	2006	$20,729,712	$13,687	$20,743,399

Putnam VT Growth Opportunities Fund	2008	$100,497	$126,118	$226,615

	2007	$209,009	$119,596	$328,605

	2006	$243,122	$126,889	$370,011

Putnam VT High Yield Fund	2008	$2,588,696	$421,144	$3,009,840

	2007	$3,553,092	$313,850	$3,866,942

	2006	$3,720,493	$399,005	$4,119,498

Putnam VT Income Fund	2008	$2,579,831	$968,360	$3,548,191

	2007	$3,357,026	$1,014,530	$4,371,556

	2006	$3,498,163	$1,247,509	$4,745,672

Putnam VT International Equity Fund	2008	$6,753,585	$4,540	$6,758,125

	2007	$9,251,951	$18,075	$9,270,026

	2006	$8,271,996	$24,551	$8,296,547

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				Amount
			Amount of	management fee
	Fiscal	Management	management	would have been
Fund name	Year	fee paid	fee waived	without waivers

Putnam VT International Growth and Income	2008	$2,421,561	$8,581	$2,430,142
Fund

	2007	$3,524,852	$127,208	$3,652,060

	2006	$2,838,706	$384,714	$3,223,420

Putnam VT International New Opportunities	2008	$1,841,729	$159,236	$2,000,965
Fund

	2007	$2,760,278	$187,049	$2,947,327

	2006	$2,485,049	$253,224	$2,738,273

Putnam VT Investors Fund	2008	$2,184,190	$2,809	$2,186,999

	2007	$2,975,978	$1,288	$2,977,266

	2006	$3,216,355	$1,644	$3,217,999

Putnam VT Mid Cap Value Fund	2008	$337,189	$49,761	$386,950

	2007	$673,802	$2,980	$676,782

	2006	$634,565	$11,799	$646,364

Putnam VT Money Market Fund	2008	$1,758,467	$386,775	$2,145,242

	2007	$1,511,195	$354,105	$1,865,300

	2006	$1,529,264	$182,208	$1,711,472

Putnam VT New Opportunities Fund	2008	$5,160,111	$835	$5,160,946

	2007	$7,518,002	$3,096	$7,521,098

	2006	$8,663,759	$5,731	$8,669,490

Putnam VT Research Fund	2008	$581,442	$69,403	$650,845

	2007	$1,058,785	$1,149	$1,059,934

	2006	$1,213,099	$7,560	$1,220,659

Putnam VT Small Cap Value Fund	2008	$2,856,853	$1,851	$2,858,704

	2007	$5,566,483	$6,706	$5,573,189

	2006	$6,827,461	$17,674	$6,845,135

Putnam VT Vista Fund	2008	$1,541,843	$5,220	$1,547,063

	2007	$2,494,829	$2,547	$2,497,376

	2006	$3,006,605	$3,379	$3,009,984

Putnam VT Voyager Fund	2008	$6,954,463	$54,776	$7,009,239

	2007	$10,124,313	$3,467	$10,127,780

	2006	$11,832,070	$6,670	$11,838,740

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Expense limitations and fee waivers. Expense limitations that were in effect for the funds indicated below during the fiscal year ended December 31, 2008, and that are currently in effect for the funds indicated below through the dates indicated below, are described in the following paragraphs. The expense limitation that resulted in the greater reduction in expenses for a fund at the end of each month or fiscal quarter (whichever period is used for computing management fees for a fund) during a fiscal year was applied to the fund for such month or fiscal quarter. In addition, the fee waiver for a fund’s investments in an affiliated fund described below was applied to a fund during the fiscal year ended December 31, 2008.

Lipper category expense limitation. In order to limit expenses, through June 30, 2009 for certain funds and through December 31, 2009 for other funds, as noted below, Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) of a fund to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both a fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

The Lipper category expense limitation resulted in a reduction of expenses to the following funds during the fiscal year ended December 31, 2008: Putnam VT American Government Income Fund, Putnam VT Capital Opportunities Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Global Utilities Fund, Putnam VT Growth Opportunities Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund and Putnam VT Research Fund. The Lipper category expense limitation will remain in effect for these funds, except for Putnam VT Equity Income Fund and Putnam VT International Growth and Income Fund, through December 31, 2009. For Putnam VT Equity Income Fund and Putnam VT International Growth and Income Fund, the Lipper category expense limitation will remain in effect through June 30, 2009. The Lipper category expense limitation may or may not be extended beyond these dates for these funds.

The Lipper category expense limitation did not result in a reduction of expenses for the following funds during the fiscal year ended December 31, 2008: Putnam VT Global Health Care Fund, Putnam VT Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, Putnam VT Small Cap Value Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund. The Lipper category expense limitation will remain in effect for these funds through June 30, 2009, but may or may not be extended beyond this date for these funds.

Custom Lipper expense limitation. In order to limit expenses, through June 30, 2008 for certain funds, as noted below, Putnam Management agreed to waive fees (and, to the extent necessary, bear other expenses) of a fund to ensure that a fund paid total fund operating expenses at an annual rate that did not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the fund. For these purposes, total fund operating expenses of both a fund and the Lipper custom group average were calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses.

The Custom Lipper expense limitation resulted in a reduction of expenses for the following funds during the fiscal year ended December 31, 2008: Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT International New Opportunities Fund, and Putnam VT Money Market Fund.

The Custom Lipper expense limitation did not result in a reduction of expenses for Putnam VT Global Equity Fund during the fiscal year ended December 31, .2008.

The Custom Lipper expense limitation was not extended beyond June 30, 2008 for these funds.

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Fee waivers for investments in affiliated fund. The funds invested a portion of their assets in Putnam Prime Money Market Fund. In connection with such investment, management fees paid by the funds were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the funds in Putnam Prime Money Market Fund. This reduction is reflected in the “Amount of management fee waived” in the table above.

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Putnam Management may voluntarily undertake to waive certain fees and/or reimburse expenses to the extent necessary to maintain a specified minimum annualized net yield of the Putnam VT Money Market Fund. No such waiver impacted the Putnam VT Money Market Fund 's expenses for the 2008 fiscal year. Any such waiver would be voluntary and could be modified (including by altering the minimum annualized net yield) or discontinued by Putnam Management at any time.

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Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:

Fund name	Fiscal Year	Brokerage commissions

Putnam VT American Government Income Fund	2008	$47,982

	2007	$27,222

	2006	$31,691

Putnam VT Capital Opportunities Fund	2008	$65,912

	2007	$63,909

	2006	$76,067

Putnam VT Diversified Income Fund	2008	$166,715

	2007	$90,987

	2006	$46,770

Putnam VT Equity Income Fund	2008	$362,134

	2007	$273,567

	2006	$277,076

Putnam VT The George Putnam Fund of Boston	2008	$324,008

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	2007	$423,484

	2006	$630,366

Putnam VT Global Asset Allocation Fund	2008	$424,321

	2007	$306,900

	2006	$319,786

Putnam VT Global Equity Fund	2008	$950,270

	2007	$1,133,276

	2006	$1,254,012

Putnam VT Global Health Care Fund	2008	$94,887

	2007	$93,555

	2006	$160,031

Putnam VT Global Utilities Fund	2008	$415,759

	2007	$351,831

	2006	$649,045

Putnam VT Growth and Income Fund	2008	$2,360,589

	2007	$3,325,027

	2006	$7,028,690

Putnam VT Growth Opportunities Fund	2008	$51,541

	2007	$35,943

	2006	$74,923

Putnam VT High Yield Fund	2008	$15,166

	2007	$14,736

	2006	$0

Putnam VT Income Fund	2008	$153,078

	2007	$59,336

	2006	$77,213

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Putnam VT International Equity Fund	2008	$1,968,250

	2007	$2,959,381

	2006	$2,817,184

Putnam VT International Growth and Income Fund	2008	$701,798

	2007	$1,161,980

	2006	$1,318,614

Putnam VT International New Opportunities Fund	2008	$713,988

	2007	$872,036

	2006	$763,327

Putnam VT Investors Fund	2008	$731,176

	2007	$653,710

	2006	$955,598

Putnam VT Mid Cap Value Fund	2008	$170,811

	2007	$143,794

	2006	$142,614

Putnam VT Money Market Fund	2008	$0

	2007	$0

	2006	$0

Putnam VT New Opportunities Fund	2008	$1,365,161

	2007	$2,881,125

	2006	$2,339,890

Putnam VT Research Fund	2008	$237,951

	2007	$220,697

	2006	$369,886

Putnam VT Small Cap Value Fund	2008	$1,010,561

I-14

	2007	$1,337,829

	2006	$1,759,093

Putnam VT Vista Fund	2008	$753,542

	2007	$1,156,296

	2006	$857,952

Putnam VT Voyager Fund	2008	$3,029,589

	2007	$1,351,623

	2006	$2,681,714


The portfolio turnover rate for Putnam VT Diversified Income Fund was higher than the portfolio turnover rate for the fund’s prior two fiscal years due to a drop in asset value of the portfolio. The portfolio turnover rate for Putnam VT International Equity Fund was lower than the portfolio turnover rate for the fund’s prior two fiscal years due to a change in strategy.

The increase in brokerage commissions for the 2008 fiscal year from the 2007 fiscal year of Putnam VT American Government Income Fund, VT Diversified Income Fund, Putnam VT Income and Putnam VT Voyager Fund was due to increases in transactions by these funds.

The decrease in brokerage commissions for the 2008 fiscal year from the 2007 fiscal year of Putnam VT Global Equity Fund was due to a decrease in the fund's asset base. The decrease in brokerage commissions for each of Putnam VT The George Putnam of Boston Fund, Putnam VT International Equity Fund and Putnam VT International Growth and Income Fund was due to lower turnover and a decrease in each such fund's asset base.

The increase in brokerage commissions for the 2008 fiscal year from the 2006 fiscal year of VT Diversified Income Fund and Putnam VT Income Fund were due to increases in transactions by these funds.


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:

		Percentage of
	Dollar value of	total	Amount of
	these transactions	transactions	commissions

Putnam VT American Government Income Fund	$0	0.00%	$0

Putnam VT Capital Opportunities Fund	$17,232,648	27.69%	$29,804

Putnam VT Diversified Income Fund	$0	0.00%	$0

Putnam VT Equity Income Fund	$116,334,036	37.94%	$118,642

Putnam VT The George Putnam Fund of Boston	$43,200,019	0.56%	$49,710

Putnam VT Global Asset Allocation Fund	$89,699,750	1.14%	$120,132

Putnam VT Global Equity Fund	$339,349,779	31.61%	$416,656

Putnam VT Global Health Care Fund	$43,863,141	45.05%	$41,271

Putnam VT Global Utilities Fund	$79,582,543	22.40%	$81,668

Putnam VT Growth and Income Fund	$738,840,972	32.60%	$721,967

Putnam VT Growth Opportunities Fund	$20,931,352	29.75%	$15,746

Putnam VT High Yield Fund	$5,526,319	41.78%	$6,909

Putnam VT Income Fund	$0	0.00%	$0

I-15

Putnam VT International Equity Fund	$573,458,132	40.52%	$843,886

Putnam VT International Growth and Income Fund	$224,221,559	44.06%	$343,947

Putnam VT International New Opportunities Fund	$230,621,942	37.93%	$351,122

Putnam VT Investors Fund	$360,660,483	38.22%	$286,702

Putnam VT Mid Cap Value Fund	$42,347,500	38.43%	$67,487

Putnam VT Money Market Fund	$0	0.00%	$0

Putnam VT New Opportunities Fund	$559,260,903	36.14%	$474,695

Putnam VT Research Fund	$124,248,070	35.29%	$89,839

Putnam VT Small Cap Value Fund	$209,966,579	42.80%	$399,515

Putnam VT Vista Fund	$308,362,264	29.29%	$283,566

Putnam VT Voyager Fund	$901,835,855	20.32%	$778,488

At the end of fiscal 2008, the following funds held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):


		Value of
Fund Name	Broker-dealers or affiliates	securities held


Putnam VT Diversified Income Fund	Merrill Lynch & Co, Inc.	$234,677

	JPMorgan Chase & Co.	$984,603

	Lehman Brothers Holdings, Inc.	$314

	Morgan Stanley	$361,733

	Goldman Sachs Group, Inc. (The)	$131,637

Putnam VT Equity Income Fund	Merrill Lynch & Co, Inc.	$1,138,276

	Goldman Sachs Group, Inc. (The)	$621,954

	JPMorgan Chase & Co.	$3,878,505

Putnam VT Global Asset Allocation Fund	Goldman Sachs Group, Inc. (The)	$780,861

	Morgan Stanley	$179,075

	Merrill Lynch & Co, Inc.	$240,932

	Credit Suisse Group	$47,556

	UBS AG	$20,728

	JP Morgan Chase & Co	$300,824

	Barclays PLC	$228,447

	Citigroup, Inc.	$135,502

	Citigroup, Inc.	$492,533

	Morgan Stanley	$140,655

	Deutsche Bank AG	$34,760

	Lehman Brothers Holdings, Inc.	$70

	JPMorgan Chase & Co.	$985,092

	Bear Sterns Cos., Inc. (The)	$196,046

	Goldman Sachs Group, Inc. (The)	$255,050

Putnam VT Global Equity Fund	Credit Suisse Group	$2,603,453

	Goldman Sachs Group, Inc. (The)	$1,164,582

I-16

Putnam VT Growth and Income Fund	Merrill Lynch & Co. Inc.	$1,746,000

	Citigroup, Inc.	$14,968,661

	JPMorgan Chase & Co.	$40,612,469

	Morgan Stanley	$3,481,707

	Goldman Sachs Group, Inc. (The)	$23,407,170

Putnam VT Growth Opportunities Fund	Goldman Sachs Group, Inc (The)	$253,170

Putnam VT High Yield Fund	Lehman Brothers Holdings	$560

Putnam VT Income Fund	Goldman Sachs & Co	$1,685,503

	Citigroup Inc.	$2,729,916

	Deutsche Bank AG	$319,082

	Barclays PLC	$371,493

	Bear Stearns Cos., Inc. (The)	$2,268,379

	Morgan Stanley	$373,921

	Merrill Lynch & Co. Inc.	$1,265,066

Putnam VT International Equity Fund	Credit Suisse Group	$1,841,165

	UBS AG	$247,610

Putnam VT International Growth and Income Fund	Credit Suisse First Boston	$1,637,168

	Barclays PLC	$1,168,698

	Deutsche Bank AG	$486,322

Putnam VT Investors Fund	JP Morgan Chase & Co.	$6,184,294

	Goldman Sachs Group, Inc. (The)	$4,329,207

Putnam VT Money Market Fund	Royal Bank of Canada	$3,600,000

Putnam VT New Opportunities Fund	Goldman Sachs Group, Inc. (The)	$2,160,384

Putnam VT Research Fund	Citigroup	$507,947

	JP Morgan Chase & Co.	$1,271,290

	Goldman Sachs Group, Inc. (The)	$573,852

	Merrill Lynch & Co. Inc.	$151,320

Putnam VT The George Putnam Fund of Boston	Bank of America Corp.	$3,607,279

	Barclays	$99,800

	Citigroup Global Markets Holdings, Inc.	$2,005,692

	Goldman Sachs & Co. (The)	$4,227,985

	JPMorgan Chase & Co.	$13,599,299

	Lehman Brothers Holdings, Inc.	$3,934,480

	Merrill Lynch & Co., Inc.	$1,831,720

	Morgan Stanley & Co.	$1,384,635

	Bear Stearns Cos., Inc. (The)	$1,230,188

	Deutsche Bank Securities, Inc.	$1,446,406

Putnam VT Voyager Fund	Citigroup, Inc.	$1,941,874

	Goldman Sachs Group, Inc. (The)	$7,021,248

	JP Morgan Chase & Co.	$2,241,783

	Morgan Stanley	$1,533,424

	Merrill Lynch & Co., Inc.	$1,636,584


Administrative expense reimbursement

Each fund reimbursed Putnam Management for administrative services during fiscal 2008, including compensation of certain Trust officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

I-17

		Portion of total
		reimbursement for
	Total reimbursement	compensation and
		contributions

Putnam VT American Government Income Fund	$21,612	$17,316

Putnam VT Capital Opportunities Fund	$19,258	$15,430

Putnam VT Diversified Income Fund	$26,258	$21,039

Putnam VT Equity Income Fund	$22,391	$17,941

Putnam VT The George Putnam Fund of Boston	$25,579	$20,495

Putnam VT Global Asset Allocation Fund	$24,123	$19,328

Putnam VT Global Equity Fund	$25,869	$20,727

Putnam VT Global Health Care Fund	$21,841	$17,500

Putnam VT Global Utilities Fund	$24,250	$19,430

Putnam VT Growth and Income Fund	$59,288	$47,504

Putnam VT Growth Opportunities Fund	$19,320	$15,480

Putnam VT High Yield Fund	$26,636	$21,342

Putnam VT Income Fund	$29,038	$23,266

Putnam VT International Equity Fund	$35,188	$28,194

Putnam VT International Growth and Income	$24,269	$19,445

Putnam VT International New Opportunities Fund	$22,393	$17,942

Putnam VT Investors Fund	$24,983	$20,017

Putnam VT Mid Cap Value Fund	$19,739	$15,816

Putnam VT Money Market Fund	$27,856	$22,319

Putnam VT New Opportunities Fund	$33,090	$26,513

Putnam VT Research Fund	$20,589	$16,497

Putnam VT Small Cap Value Fund	$25,384	$20,339

Putnam VT Vista Fund	$23,111	$18,517

Putnam VT Voyager Fund	$39,138	$31,359

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of the Trust’s business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust’s other affairs and business.

I-18


Except for Messrs. Joskow, Patterson, and Putnam III, as shown below, the Trustees did not own variable annuity contracts or variable life insurance policies that invested in the funds as of December 31, 2008. However, each Trustee owns shares of the retail Putnam mutual funds that are counterparts to the Trust’s various portfolios. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.


	Paul L.	Robert E.	George
PUTNAM VT FUND	Joskow	Patterson	Putnam, III

Putnam VT American Government Income Fund	$1-$10,000	--	--

Putnam VT Capital Opportunities Fund	$1-$10,000	--	--

Putnam VT Diversified Income Fund	$1-$10,000	--	--

Putnam VT Equity Income Fund	$1-$10,000	--	--

Putnam VT The George Putnam Fund of Boston	$1-$10,000	--	--

Putnam VT Global Asset Allocation Fund	$1-$10,000	--	$10,001-$50,000

Putnam VT Global Equity Fund	$1-$10,000	--	--

Putnam VT Global Health Care Fund	--	--	--

Putnam VT Global Utilities Fund	--	--	--

Putnam VT Growth and Income Fund	$1-$10,000	--	--

Putnam VT Growth Opportunities Fund	$1-$10,000	--	--

Putnam VT High Yield Fund	$1-$10,000	$1-$10,000	--

Putnam VT Income Fund	$1-$10,000	--	--

Putnam VT International Equity Fund	$1-$10,000	--	--

Putnam VT International Growth and Income	$1-$10,000	--	--
Fund

Putnam VT International New Opportunities	$1-$10,000	--	--
Fund

Putnam VT Investors Fund	$1-$10,000	--	--

Putnam VT Mid Cap Value Fund	$1-$10,000	--	--

Putnam VT Money Market Fund	--	--	--

Putnam VT New Opportunities Fund	$1-$10,000	--	--

Putnam VT Research Fund	$1-$10,000	--	--

Putnam VT Small Cap Value Fund	$1-$10,000	--	--

Putnam VT Vista Fund	$1-$10,000	--	--

Putnam VT Voyager Fund	$1-$10,000	--	--

The table below shows the value of each Trustee’s holdings in all of the Putnam Funds as of December 31, 2008.

I-19

Name of Trustee	Aggregate dollar range of shares held
in all of the Putnam funds
overseen by Trustee

*Ravi Akhoury	N/A

Jameson A. Baxter	over $100,000

Charles B. Curtis	over $100,000

Robert J. Darretta	over $100,000

Myra R. Drucker	over $100,000

John A. Hill	over $100,000

Paul L. Joskow	over $100,000

Elizabeth T. Kennan	over $100,000

Kenneth R. Leibler	$50,001-$100,000

Robert E. Patterson	over $100,000

George Putnam, III	over $100,000

Richard B. Worley	$50,001-$100,000

** Charles E. Haldeman, Jr.	over $100,000

**Robert L. Reynolds	over $100,000

*Elected to the Board of Trustees after December 31, 2008.

**Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management and/or Putnam Retail Management. Messrs. Haldeman and Reynolds are deemed “interested persons” by virtue of their positions as officers of the Trust, Putnam Management and/or Putnam Retail Management. As of July 2008, Mr. Reynolds is the President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Mr. Haldeman is the President of the Trust and each of the other Putnam funds and is Chairman of Putnam Management. Prior to July 2008, he was President and Chief Executive Officer of Putnam Investments. None of the other Trustees is an “interested person.”

Each independent Trustee of the Trust receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Trust are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Trust, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s fiscal year, are shown in the table below:

I-20

Audit and Compliance Committee	12
Board Policy and Nominating Committee	11
Brokerage Committee	7
Communications, Service and Marketing Committee	8
Contract Committee	13
Distributions Committee	11
Executive Committee	1
Investment Oversight Committees	27
Investment Oversight Coordinating Committee	14
Pricing Committee	8

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each Putnam VT fund for fiscal 2008 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2008:

I-21

COMPENSATION TABLE
Aggregate compensation from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	American	Capital	Diversified	Equity	The George	Global Asset	Putnam VT
	Government	Opportunities	Income Fund	Income Fund	Putnam Fund	Allocation	Global Equity
Trustee/Year	Income Fund	Fund			of Boston	Fund	Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$1,878	$1,695	$2,302	$1,965	$2,258	$2,123	$2,304

Charles B. Curtis/2001	1,846	1,666	2,263	1,932	2,221	2,087	2,266

Robert J. Darretta/2007	1,818	1,639	2,227	1,900	2,182	2,053	2,226

Myra R. Drucker/2004(3)	1,878	1,695	2,302	1,965	2,258	2,123	2,304

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985(3)(4)	2,240	2,023	2,748	2,345	2,701	2,535	2,754

Paul L. Joskow/1997(3)	1,878	1,695	2,302	1,965	2,258	2,123	2,304

Elizabeth T. Kennan/1992 (3)	1,878	1,695	2,302	1,965	2,258	2,123	2,304

Kenneth R. Leibler/2006	1,878	1,695	2,302	1,965	2,258	2,123	2,304

Robert E. Patterson/1984	1,878	1,695	2,302	1,965	2,258	2,123	2,304

George Putnam, III/1984	1,878	1,695	2,302	1,965	2,258	2,123	2,304

Robert L. Reynolds/2008 (6)	0	0	0	0	0	0	0

W. Thomas Stephens/1997(7)	629	578	776	670	783	724	801

Richard B. Worley/2004	1,878	1,695	2,302	1,965	2,258	2,123	2,304

I-22

COMPENSATION TABLE (continued)
Aggregate compensation from:

	Putnam VT	Putnam VT		Putnam VT
	Global Health	Global	Putnam VT	Growth	Putnam VT	Putnam VT	Putnam VT
	Care Fund	Utilities Fund	Growth and	Opportunities	High Yield	Income	International
Trustee/Year			Income Fund	Fund	Fund	Fund	Equity Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$1,913	$2,133	$5,224	$1,700	$2,342	$2,547	$3,138

Charles B. Curtis/2001	1,880	2,097	5,142	1,671	2,302	2,505	3,088

Robert J. Darretta/2007	1,850	2,062	5,038	1,644	2,265	2,464	3,031

Myra R. Drucker/2004(3)	1,913	2,133	5,224	1,700	2,342	2,547	3,138

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985(3)(4)	2,284	2,547	6,293	2,029	2,797	3,044	3,755

Paul L. Joskow/1997(3)	1,913	2,133	5,224	1,700	2,342	2,547	3,138

Elizabeth T. Kennan/1992 (3)	1,913	2,133	5,224	1,700	2,342	2,547	3,138

Kenneth R. Leibler/2006	1,913	2,133	5,224	1,700	2,342	2,547	3,138

Robert E. Patterson/1984	1,913	2,133	5,224	1,700	2,342	2,547	3,138

George Putnam, III/1984	1,913	2,133	5,224	1,700	2,342	2,547	3,138

Robert L. Reynolds/2008 (6)	0	0	0	0	0	0	0

W. Thomas Stephens/1997(7)	651	731	1,885	580	793	865	1,098

Richard B. Worley/2004	1,913	2,133	5,224	1,700	2,342	2,547	3,138

I-23

COMPENSATION TABLE (continued)
Aggregate compensation from:

		Putnam VT
	Putnam VT	International			Putnam VT	Putnam VT	Putnam VT
	International	New	Putnam VT	Putnam VT	Money	New	Research
	Growth and	Opportunities	Investors	Mid Cap	Market Fund	Opportunities	Fund
Trustee/Year	Income Fund	Fund	Fund	Value Fund		Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$2,161	$1,985	$2,194	$1,741	$2,341	$2,942	$1,813

Charles B. Curtis/2001	2,125	1,952	2,157	1,711	2,302	2,893	1,782

Robert J. Darretta/2007	2,088	1,918	2,121	1,683	2,268	2,842	1,752

Myra R. Drucker/2004(3)	2,161	1,985	2,194	1,741	2,341	2,942	1,813

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985(3)(4)	2,582	2,371	2,620	2,078	2,790	3,522	2,165

Paul L. Joskow/1997(3)	2,161	1,985	2,194	1,741	2,341	2,942	1,813

Elizabeth T. Kennan/1992(3)	2,161	1,985	2,194	1,741	2,341	2,942	1,813

Kenneth R. Leibler/2006	2,161	1,985	2,194	1,741	2,341	2,942	1,813

Robert E. Patterson/1984	2,161	1,985	2,194	1,741	2,341	2,942	1,813

George Putnam, III/1984	2,161	1,985	2,194	1,741	2,341	2,942	1,813

Robert L. Reynolds/2008 (6)	0	0	0	0	0	0	0

W. Thomas Stephens/1997(7)	749	688	747	596	766	1,022	622

Richard B. Worley/2004	2,161	1,985	2,194	1,741	2,341	2,942	1,813

I-24

COMPENSATION TABLE (continued)
Aggregate compensation from:

	Putnam VT	Putnam VT	Putnam VT
	Small Cap	Vista	Voyager
Trustee/Year	Value Fund	Fund	Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$2,243	$2,047	$3,476

Charles B. Curtis/2001	2,206	2,013	3,419

Robert J. Darretta/2007	2,168	1,979	3,356

Myra R. Drucker/2004 (3)	2,243	2,047	3,476

Charles E. Haldeman, Jr./2004	0	0	0

John A. Hill/1985(3)(4)	2,699	2,447	4,164

Paul L. Joskow/1997(3)	2,243	2,047	3,476

Elizabeth T. Kennan/1992 (3)	2,243	2,047	3,476

Kenneth R. Leibler/2006	2,243	2,047	3,476

Robert E. Patterson/1984	2,243	2,047	3,476

George Putnam, III/1984	2,243	2,047	3,476

Robert L. Reynolds/2008 (6)	0	0	0

W. Thomas Stephens/1997(7)	772	706	1,217

Richard B. Worley/2004	2,243	2,047	3,476

I-25

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT				Putnam VT	Putnam VT
	American	Putnam VT	Putnam VT	Putnam VT	The George	Global Asset	Putnam VT
	Government	Capital	Diversified	Equity	Putnam Fund	Allocation	Global Equity
	Income Fund	Opportunities	Income Fund	Income Fund	of Boston	Fund	Fund
Trustee/Year		Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$240	$216	$294	$251	$288	$271	$294

Charles B. Curtis/2001	174	157	214	182	209	197	213

Robert J. Darretta/2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Myra R. Drucker/2004(3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Charles E. Haldeman, Jr./2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

John A. Hill/1985(3)(4)	401	360	491	418	481	452	489

Paul L. Joskow/1997(3)	159	143	194	166	190	179	194

Elizabeth T. Kennan/1992(3)	331	298	406	346	398	374	405

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Robert E. Patterson/1984	221	199	271	231	266	250	270

George Putnam, III/1984	193	174	237	202	232	218	236

Robert L. Reynolds/2008 (6)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

W. Thomas Stephens/1997(7)	201	181	247	210	242	227	246

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-26

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam	Putnam
	Global	Global	Growth and	Growth	VT	VT	Putnam VT
	Health Care	Utilities	Income Fund	Opportunities	High Yield	Income	International
Trustee/Year	Fund	Fund		Fund	Fund	Fund	Equity Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$244	$272	$666	$217	$299	$326	$400

Charles B. Curtis/2001	177	198	484	157	217	237	291

Robert J. Darretta/2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Myra R. Drucker/2004 (3)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Charles E. Haldeman, Jr./2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

John A. Hill/1985(3)(4)	407	454	1,111	361	499	544	667

Paul L. Joskow/1997(3)	161	179	439	143	197	215	264

Elizabeth T. Kennan/1992(3)	336	375	918	299	413	450	552

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Robert E. Patterson/1984	225	251	614	200	276	301	369

George Putnam, III/1984	197	219	536	175	241	263	322

Robert L. Reynolds/2008(6)	N/A	N/A	N/A	N/A	N/A	N/A	N/A

W. Thomas Stephens/1997(7)	205	228	558	182	251	273	335

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-27

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

		Putnam VT
	Putnam VT	International				Putnam VT
	International	New	Putnam VT	Putnam VT	Putnam VT	New
	Growth and	Opportunities	Investors	Mid Cap	Money Market	Opportunities
Trustee/Year	Income Fund	Fund	Fund	Value Fund	Fund	Fund

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$276	$253	$280	$222	$301	$375

Charles B. Curtis/2001	200	184	203	161	219	272

Robert J. Darretta/2007	N/A	N/A	N/A	N/A	N/A	N/A

Myra R. Drucker/2004(3)	N/A	N/A	N/A	N/A	N/A	N/A

Charles E. Haldeman, Jr./2004	N/A	N/A	N/A	N/A	N/A	N/A

John A. Hill/1985(3)(4)	460	422	467	370	502	624

Paul L. Joskow/1997(3)	182	167	185	146	199	247

Elizabeth T. Kennan/1992(3)	380	349	386	306	415	516

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	N/A

Robert E. Patterson/1984	254	233	258	204	277	345

George Putnam, III/1984	222	204	225	179	243	301

Robert L. Reynolds/2008(6)	N/A	N/A	N/A	N/A	N/A	N/A

W. Thomas Stephens/1997(7)	231	212	235	186	252	314

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A

I-28

COMPENSATION TABLE (continued)
Pension or retirement benefits accrued as part of fund expenses from:

					Estimated
					annual	Total
				Putnam	benefits from	compensation
	Putnam VT	Putnam VT	Putnam	VT	all Putnam	from all
	Research	Small Cap	VT Vista	Voyager	funds upon	Putnam funds
Trustee/Year	Fund	Value Fund	Fund	Fund	retirement (1)	(2)

Ravi Akhoury/2009(5)	N/A	N/A	N/A	N/A	N/A	N/A

Jameson A. Baxter/1994(3)	$231	$286	$261	$442	$110,500	$295,000

Charles B. Curtis/2001	168	208	189	321	113,900	280,000

Robert J. Darretta/2007	N/A	N/A	N/A	N/A	N/A	295,000

Myra R. Drucker/2004 (3)	N/A	N/A	N/A	N/A	N/A	295,500

Charles E. Haldeman, Jr./2004	N/A	N/A	N/A	N/A	N/A	0

John A. Hill/1985(3)(4)	385	477	435	737	161,700	393,439

Paul L. Joskow/1997(3)	153	189	172	292	113,400	290,000

Elizabeth T. Kennan/1992(3)	319	395	360	609	108,000	295,000

Kenneth R. Leibler/2006	N/A	N/A	N/A	N/A	N/A	295,000

Robert E. Patterson/1984	213	264	240	407	106,500	295,000

George Putnam, III/1984	186	231	210	356	130,300	295,000

Robert L. Reynolds/2008(6)	N/A	N/A	N/A	N/A	N/A	0

W. Thomas Stephens/1997(7)	194	240	219	370	107,100	72,500

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	295,000

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2008, there were 103 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service through June 25, 2008 as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(3) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of December 31, 2008, the total amounts of deferred compensation payable by the funds, including income earned on such amounts, to these Trustees were:

I-29

	Ms. Baxter	Ms. Drucker	Mr. Hill	Dr. Joskow	Dr. Kennan

VT American Government Income Fund	$1,781.63	$383.13	$6,852.43	$1,656.37	$253.33
VT Capital Opportunities Fund	$887.81	$190.92	$3,414.65	$825.39	$126.24
VT Diversified Income Fund	$2,393.16	$514.64	$9,204.49	$2,224.91	$340.29
VT Equity Income Fund	$1,210.09	$260.22	$4,654.20	$1,125.01	$172.06
VT George Putnam Fund of Boston	$2,462.83	$529.62	$9,472.45	$2,289.68	$350.19
VT Global Asset Allocation Fund	$4,191.66	$901.39	$16,121.82	$3,896.96	$596.02
VT Global Equity Fund	$7,822.70	$1,682.22	$30,087.37	$7,272.71	$1,112.32
VT Global Health Care Fund	$1,820.73	$391.54	$7,002.82	$1,692.72	$258.89
VT Global Utilities Fund	$4,714.52	$1,013.83	$18,132.80	$4,383.06	$670.36
VT Growth and Income Fund	$20,999.75	$4,515.87	$80,768.46	$19,523.34	$2,985.98
VT Growth Opportunities Fund	$1,497.37	$322.00	$5,759.14	$1,392.10	$212.91
VT High Yield Fund	$5,581.49	$1,200.27	$21,467.31	$5,189.08	$793.64
VT Income Fund	$5,751.28	$1,236.78	$22,120.37	$5,346.93	$817.78
VT International Equity Fund	$3,196.49	$687.39	$12,294.22	$2,971.76	$454.51
VT International Growth and Income Fund	$2,008.28	$431.87	$7,724.16	$1,867.08	$285.56
VT International New Opportunities Fund	$1,891.06	$406.66	$7,273.31	$1,758.10	$268.89
VT Investors Fund	$2,333.17	$501.73	$8,973.76	$2,169.14	$331.76
VT Mid-Cap Value Fund	$1,035.76	$222.73	$3,983.71	$962.94	$147.28
VT Money Market Fund	$2,233.29	$480.26	$8,589.59	$2,076.27	$317.55
VT New Opportunities Fund	$11,297.36	$2,429.43	$43,451.50	$10,503.09	$1,606.39
VT Research Fund	$1,781.10	$383.01	$6,850.40	$1,655.88	$253.26
VT Small Cap Value Fund	$2,307.47	$496.21	$8,874.92	$2,145.24	$328.10
VT Vista Fund	$2,141.44	$460.50	$8,236.31	$1,990.88	$304.49
VT Voyager Fund	$16,633.12	$3,576.85	$63,973.67	$15,463.71	$2,365.08

I-30

(4) Includes additional compensation to Mr. Hill for service as Chairman of the Trustees of the Funds.

(5) Mr. Akhoury was elected to the Board of Trustees of the Putnam funds on February 12, 2009.

(6) Mr. Reynolds was elected to the Board of Trustees of the Putnam funds on September 12, 2008.

(7) Mr. Stephens retired from the Board of Trustees of the Putnam funds on March 31, 2008.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

Share ownership

At March 31, 2009, the officers and Trustees as a group owned directly no shares of the Trust or any fund thereof. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables or by other insurers that may hold shares of a fund. Except to the extent set forth below, no person owned of record or to the knowledge of the Trust beneficially 5% or more of the shares of any fund of the Trust.


		Percentage
Fund and Class	Shareholder name and address	Owned

PUTNAM VT AMERICAN GOVT INCOME IA	HARTFORD LIFE(7)*	100.00%

PUTNAM VT AMERICAN GOVT INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	73.70%

PUTNAM VT AMERICAN GOVT INCOME IB	ALLSTATE LIFE OF NEW YORK (2)	5.59%

PUTNAM VT AMERICAN GOVT INCOME IB	HARTFORD LIFE(7)	20.67%

PUTNAM VT CAPITAL OPPORTUNITIES IA	HARTFORD LIFE & ANNUITY(5)*	50.36%

PUTNAM VT CAPITAL OPPORTUNITIES IA	HARTFORD LIFE INSURANCE CO(6)*	49.02%

PUTNAM VT CAPITAL OPPORTUNITIES IB	ALLSTATE LIFE INSURANCE CO(1)*	28.41%

PUTNAM VT CAPITAL OPPORTUNITIES IB	HARTFORD LIFE & ANNUITY(5)*	59.11%

PUTNAM VT CAPITAL OPPORTUNITIES IB	HARTFORD LIFE INSURANCE CO(6)	9.82%

PUTNAM VT DIVERSIFIED INCOME IA	HARTFORD LIFE(7)*	99.02%

PUTNAM VT DIVERSIFIED INCOME IB	ALLSTATE LIFE INSURANCE CO(1)	17.68%

PUTNAM VT DIVERSIFIED INCOME IB	HARTFORD LIFE(7)*	77.38%

I-31

		Percentage
Fund and Class	Shareholder name and address	Owned

PUTNAM VT EQUITY INCOME IA	HARTFORD LIFE & ANNUITY(5)*	27.60%

PUTNAM VT EQUITY INCOME IA	HARTFORD LIFE INSURANCE CO(6)*	70.78%

PUTNAM VT EQUITY INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	50.75%

PUTNAM VT EQUITY INCOME IB	HARTFORD LIFE & ANNUITY(5)	6.73%

PUTNAM VT EQUITY INCOME IB	HARTFORD LIFE INSURANCE CO(6)	20.31%

PUTNAM VT EQUITY INCOME IB	METLIFE INVESTORS VA/VL ACCT 1(10)	13.22%

PUTNAM VT GEORGE PUTNAM IA	HARTFORD LIFE(7)*	98.95%

PUTNAM VT GEORGE PUTNAM IB	ALLSTATE LIFE INSURANCE CO(1)*	67.97%

PUTNAM VT GEORGE PUTNAM IB	ALLSTATE LIFE OF NEW YORK(2)	5.60%

PUTNAM VT GEORGE PUTNAM IB	HARTFORD LIFE(7)*	25.21%

PUTNAM VT GLOBAL ASSET ALLOCATION IA	HARTFORD LIFE(7)*	98.26%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	ALLSTATE LIFE INSURANCE CO(1)*	44.61%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	ALLSTATE LIFE OF NEW YORK(2)	7.96%

PUTNAM VT GLOBAL ASSET ALLOCATION IB	HARTFORD LIFE(7)*	47.43%

PUTNAM VT GLOBAL EQUITY IA	HARTFORD LIFE(7)*	99.73%

PUTNAM VT GLOBAL EQUITY IB	ALLSTATE LIFE INSURANCE CO(1)*	77.21%

PUTNAM VT GLOBAL EQUITY IB	ALLSTATE LIFE OF NEW YORK(2)	7.31%

PUTNAM VT GLOBAL EQUITY IB	HARTFORD LIFE(7)	10.78%

PUTNAM VT GLOBAL HEALTH CARE IA	HARTFORD LIFE(7)*	100.00%

PUTNAM VT GLOBAL HEALTH CARE IB	ALLSTATE LIFE INSURANCE CO(1)*	40.92%

	RIVERSOURCE LIFE INSURANCE
PUTNAM VT GLOBAL HEALTH CARE IB	COMPANY(12)*	35.60%

PUTNAM VT GLOBAL HEALTH CARE IB	LINCOLN NATIONAL VARIABLE(9)	9.43%

PUTNAM VT GLOBAL UTILITIES FUND IA	HARTFORD LIFE(7)*	99.99%

PUTNAM VT GLOBAL UTILITIES FUND IB	ALLSTATE LIFE INSURANCE CO(1)*	78.07%

PUTNAM VT GLOBAL UTILITIES FUND IB	ALLSTATE LIFE OF NY(2)	8.75%

PUTNAM VT GLOBAL UTILITIES FUND IB	HARTFORD LIFE(7)	13.18%

PUTNAM VT GROWTH AND INCOME IA	HARTFORD LIFE(7)*	98.29%

PUTNAM VT GROWTH AND INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	63.47%

PUTNAM VT GROWTH AND INCOME IB	ALLSTATE LIFE OF NEW YORK(2)	5.43%

PUTNAM VT GROWTH AND INCOME IB	HARTFORD LIFE(7)	15.62%

PUTNAM VT GROWTH OPPORTUNITIES IA	HARTFORD LIFE(7)*	100.00%

PUTNAM VT GROWTH OPPORTUNITIES IB	ALLSTATE LIFE INSURANCE CO(1)*	70.34%

PUTNAM VT GROWTH OPPORTUNITIES IB	ALLSTATE LIFE OF NEW YORK(2)	6.25%

PUTNAM VT GROWTH OPPORTUNITIES IB	HARTFORD LIFE(7)	18.87%

PUTNAM VT HIGH YIELD IA	CUNA MUTUAL LIFE INSURANCE CO(4)*	27.58%

I-32

		Percentage
Fund and Class	Shareholder name and address	Owned

PUTNAM VT HIGH YIELD IA	HARTFORD LIFE(7)*	70.23%

PUTNAM VT HIGH YIELD IB	ALLSTATE LIFE INSURANCE CO(1)*	53.74%

PUTNAM VT HIGH YIELD IB	ALLSTATE LIFE OF NEW YORK(2)	6.55%

	RIVERSOURCE LIFE INSURANCE
PUTNAM VT HIGH YIELD IB	COMPANY (12)	10.95%

PUTNAM VT HIGH YIELD IB	HARTFORD LIFE(7)	21.96%

PUTNAM VT HIGH YIELD IB	LINCOLN BENEFIT LIFE CO(8)	5.25%

PUTNAM VT INCOME IA	HARTFORD LIFE(7)*	96.43%

PUTNAM VT INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	69.53%

PUTNAM VT INCOME IB	ALLSTATE LIFE OF NEW YORK(2)	8.97%

PUTNAM VT INCOME IB	HARTFORD LIFE(7)	21.32%

PUTNAM VT INTL GROWTH AND INCOME IA	AM GEN SIGNATURE II A(8)	8.72%

PUTNAM VT INTL GROWTH AND INCOME IA	HARTFORD LIFE(7)*	90.37%

PUTNAM VT INTL GROWTH AND INCOME IB	ALLSTATE LIFE INSURANCE CO(1)*	47.45%

PUTNAM VT INTL GROWTH AND INCOME IB	HARTFORD LIFE(7)	22.25%

PUTNAM VT INTL GROWTH AND INCOME IB	LINCOLN BENEFIT LIFE CO(8)	8.85%

PUTNAM VT INTL GROWTH AND INCOME IB	LINCOLN BENEFIT LIFE CO(8)	7.47%

PUTNAM VT INTL EQUITY IA	HARTFORD LIFE(7)*	95.04%

PUTNAM VT INTL EQUITY IB	ALLSTATE LIFE INSURANCE CO(1)*	26.99%

PUTNAM VT INTL EQUITY IB	ALLSTATE NORTHBROOK LIFE(3)	7.71%

	RIVERSOURCE LIFE INSURANCE
PUTNAM VT INTL EQUITY IB	COMPANY (12)	9.47%

PUTNAM VT INTL EQUITY IB	HARTFORD LIFE(7)*	43.57%

PUTNAM VT INTL NEW OPPORTUNITIES IA	HARTFORD LIFE(7)*	99.86%

PUTNAM VT INTL NEW OPPORTUNITIES IB	ALLSTATE LIFE INSURANCE CO(1)*	79.57%

PUTNAM VT INTL NEW OPPORTUNITIES IB	ALLSTATE LIFE OF NEW YORK(2)	5.18%

PUTNAM VT INTL NEW OPPORTUNITIES IB	HARTFORD LIFE(7)	11.19%

PUTNAM VT INVESTORS IA	HARTFORD LIFE(7)*	99.98%

PUTNAM VT INVESTORS IB	ALLSTATE LIFE INSURANCE CO(1)*	38.30%

PUTNAM VT INVESTORS IB	HARTFORD LIFE(7)*	58.05%

PUTNAM VT MID CAP VALUE IA	HARTFORD LIFE & ANNUITY(5)*	55.34%

PUTNAM VT MID CAP VALUE IA	HARTFORD LIFE INSURANCE CO(6)*	44.60%

PUTNAM VT MID CAP VALUE IB	ALLSTATE LIFE INSURANCE CO(1)*	60.41%

PUTNAM VT MID CAP VALUE IB	HARTFORD LIFE & ANNUITY(5)	23.47%

PUTNAM VT MID CAP VALUE IB	HARTFORD LIFE INSURANCE CO(6)	12.28%

PUTNAM VT MONEY MARKET IA	HARTFORD LIFE(7)*	98.20%

PUTNAM VT MONEY MARKET IB	ALLSTATE LIFE INSURANCE CO(1)*	72.91%

PUTNAM VT MONEY MARKET IB	ALLSTATE LIFE OF NEW YORK(2)	9.39%

PUTNAM VT MONEY MARKET IB	HARTFORD LIFE(7)	13.00%

I-33

		Percentage
Fund and Class	Shareholder name and address	Owned

	RIVERSOURCE LIFE INSURANCE
PUTNAM VT NEW OPPORTUNITIES IA	COMPANY (12)*	33.84%

PUTNAM VT NEW OPPORTUNITIES IA	HARTFORD LIFE(7)*	62.15%

PUTNAM VT NEW OPPORTUNITIES IB	ALLSTATE LIFE INSURANCE CO(1)*	73.81%

PUTNAM VT NEW OPPORTUNITIES IB	ALLSTATE LIFE OF NEW YORK(2)	6.77%

PUTNAM VT NEW OPPORTUNITIES IB	HARTFORD LIFE(7)	17.67%

PUTNAM VT RESEARCH IA	HARTFORD LIFE(7)*	100.00%

PUTNAM VT RESEARCH IB	ALLSTATE LIFE INSURANCE CO(1)*	80.67%

PUTNAM VT RESEARCH IB	HARTFORD LIFE(7)	12.92%

PUTNAM VT RESEARCH IB	ALLSTATE LIFE OF NY(2)	5.60%

PUTNAM VT SMALL CAP VALUE IA	HARTFORD LIFE(7)*	100.00%

PUTNAM VT SMALL CAP VALUE IB	ALLSTATE LIFE INSURANCE CO(1)	19.45%

PUTNAM VT SMALL CAP VALUE IB	HARTFORD LIFE(7)*	67.62%

PUTNAM VT SMALL CAP VALUE IB	ALLSTATE NORTHBROOK LIFE(3)	9.26%

PUTNAM VT VISTA IA	HARTFORD LIFE(7)*	95.89%

	RIVERSOURCE LIFE INSURANCE
PUTNAM VT VISTA IB	COMPANY (12)*	34.13%

PUTNAM VT VISTA IB	ALLSTATE LIFE INSURANCE CO(1)*	42.12%

PUTNAM VT VISTA IB	HARTFORD LIFE(7)	9.76%

PUTNAM VT VOYAGER IA	HARTFORD LIFE(7)*	98.73%

PUTNAM VT VOYAGER IB	ALLSTATE LIFE INSURANCE CO(1)*	63.54%

PUTNAM VT VOYAGER IA	HARTFORD LIFE(7)	13.89%

PUTNAM VT VOYAGER IB	ALLSTATE NORTHBROOK LIFE(3)	5.48%

PUTNAM VT VOYAGER IB	PRINCIPAL FINANCIAL GROUP PFLX(11)	8.03%

* Shareholder may be deemed to control the indicated fund.

The addresses for the shareholders listed above are:

(1) Allstate Life Insurance Co., 3100 Sanders Road, Northbrook, IL 60062
(2) Allstate Life of New York, 3100 Sanders Road, Northbrook, IL 60062
(3) Allstate Northbrook Life, 3100 Sanders Road, Northbrook, IL 60062
(4) CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, IA 50677
(5) Hartford Life & Annuity, 1 Griffin Rd. N., Windsor, CT 06095
(6) Hartford Life Insurance Co., 1 Griffin Rd. N., Windsor, CT 06095
(7) Hartford Life, 1 Griffin Rd. N., Windsor, CT 06095
(8) Am Gen Signature II A, 2727 Allen PKWY, Suite A, Houston, Texas 77019-2116
(9) Lincoln National Variable, Universal Life, 1300 S. Clinton St., Fort Wayne, IN 46802
(10) MetLife Investors VA/VL Acct 1, 501 Boylston St, Boston, MA 02116
(11) Principal Financial Group PFLX, 711 High St, Des Moines, IA 50392
(12) Riversource Life Insurance Company, 70100 Ameriprise Financial Center, Minneapolis MN 55474


I-34

Distribution fees

During fiscal 2008, class IB shares of the funds paid the following 12b-1 fees to Putnam Retail Management:

Putnam VT American Government Income Fund	$158,892

Putnam VT Capital Opportunities Fund	$38,540

Putnam VT Diversified Income Fund	$522,128

Putnam VT Equity Income Fund	$232,463

Putnam VT The George Putnam Fund of Boston	$477,424

Putnam VT Global Asset Allocation Fund	$202,804

Putnam VT Global Equity Fund	$125,831

Putnam VT Global Health Care Fund	$249,427

Putnam VT Global Utilities Fund	$118,016

Putnam VT Growth and Income Fund	$1,050,080

Putnam VT Growth Opportunities Fund	$47,315

Putnam VT High Yield Fund	$311,855

Putnam VT Income Fund	$595,172

Putnam VT International Equity Fund	$1,551,772

Putnam VT International Growth and Income Fund	$233,086

Putnam VT International New Opportunities Fund	$294,220

Putnam VT Investors Fund	$526,428

Putnam VT Mid Cap Value Fund	$46,793

Putnam VT Money Market Fund	$569,542

Putnam VT New Opportunities Fund	$226,522

Putnam VT Research Fund	$152,625

Putnam VT Small Cap Value Fund	$638,383

Putnam VT Vista Fund	$344,406

Putnam VT Voyager Fund	$627,641

I-35

Investor servicing expenses

During the 2008 fiscal year, each fund incurred the following fees and out-of-pocket expenses for investor servicing provided by Putnam Fiduciary Trust Company:

Fund name	Investor Servicing
fees

Putnam VT American Government Income Fund	$46,457

Putnam VT Capital Opportunities Fund	$8,866

Putnam VT Diversified Income Fund	$123,344

Putnam VT Equity Income Fund	$59,884

Putnam VT The George Putnam Fund of Boston	$111,864

Putnam VT Global Asset Allocation Fund	$88,600

Putnam VT Global Equity Fund	$117,805

Putnam VT Global Health Care Fund	$50,404

Putnam VT Global Utilities Fund	$89,965

Putnam VT Growth and Income Fund	$653,985

Putnam VT Growth Opportunities Fund	$9,857

Putnam VT High Yield Fund	$129,590

Putnam VT Income Fund	$168,214

Putnam VT International Equity Fund	$271,855

Putnam VT International Growth and Income Fund	$92,125

Putnam VT International New Opportunities Fund	$60,736

Putnam VT Investors Fund	$102,466

Putnam VT Mid Cap Value Fund	$16,763

Putnam VT Money Market Fund	$143,196

Putnam VT New Opportunities Fund	$235,900

Putnam VT Research Fund	$30,418

Putnam VT Small Cap Value Fund	$108,508

Putnam VT Vista Fund	$72,372

Putnam VT Voyager Fund	$333,859


I-36

PORTFOLIO MANAGERS


As of December 31, 2008, except as noted below, none of the portfolio managers identified in the prospectus beneficially owned equity securities in the funds of the Trust that he or she managed. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.


Putnam VT Fund	Portfolio Manager	Dollar range owned

Putnam VT Equity Income Fund	Bartlett Geer	$1-$10,000

Putnam VT International New Opportunities Fund	Jeff Sacknowitz	$10,001-$50,000

Putnam VT New Opportunities Fund	Gerald Moore	$1-$10,000


Each portfolio manager's ownership of a retail mutual fund similar to the Putnam Variable Trust fund managed by the portfolio manager, along with the portfolio manager's ownership of all Putnam funds, is disclosed in the prospectus of the retail mutual fund.

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds’ portfolio managers managed as of the funds’ most recent fiscal year-end. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account’s performance.


					Other accounts (including
PUTNAM VT					separate accounts, managed
AMERICAN			Other accounts that pool		account programs, and single-
GOVERNMENT	Other SEC-registered open-		assets from more than one		sponsor defined contribution
INCOME FUND	end and closed-end funds		client		plan offerings)

Portfolio Managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Rob Bloemker	19	$6,787,700,000	28	$10,268,700,000	24*	$10,173,000,000

Daniel Choquette	2	$1,783,600,000	1	$300,000	0	0

Michael Salm	13	$4,225,400,000	11	$5,060,600,000	13	$6,672,900,000

* 2 accounts, with total assets of $223,600,000, pay an advisory fee based on account performance.

I-37

Other accounts (including
PUTNAM VT					separate accounts, managed
CAPITAL			Other accounts that pool		account programs, and
OPPORTUNITIES	Other SEC-registered open-		assets from more than one		single-sponsor defined
FUND	end and closed-end funds		client		contribution plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Joseph Joseph	2	$1,121,400,000	6	$38,600,000	4	$434,100,000

					Other accounts (including
					separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and
DIVERSIFIED	Other SEC-registered open-end		assets from more than one		single-sponsor defined
INCOME FUND	and closed-end funds		client		contribution plan offerings)

Portfolio Managers	Number of accounts		Number of		Number
		Assets	accounts	Assets	of	Assets
					accounts

D. William Kohli	7	$2,334,400,000	9	$1,212,200,000	11	$5,796,800,000

Michael Atkin	5	$2,324,400,000	4	$411,800,000	5	$4,860,800,000

Rob Bloemker	19	$6,633,900,000	28	$10,268,700,000	24*	$10,173,000,000

Kevin Murphy	14	$4,572,800,000	21	$7,529,500,000	15	$4,235,100,000

Paul Scanlon	12	$4,287,100,000	15	$1,065,300,000	6	$299,500,000

* 2 accounts, with total assets of $223,600,000, pay an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
EQUITY INCOME			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Bartlett Geer	2	$2,904,400,000	3	$51,900,000	3	$206,100,000

I-38

Other accounts (including
PUTNAM VT THE					separate accounts, managed
GEORGE PUTNAM			Other accounts that pool		account programs, and single-
FUND OF BOSTON	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

David Calabro	1	$852,300,000	0	0	1	$200,000

Raman Srivastava	14	$3,455,800,000	25	$7,786,300,000	19	$8,942,900,000

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					Other accounts (including
PUTNAM VT					separate accounts, managed
GLOBAL ASSET			Other accounts that pool		account programs, and single-
ALLOCATION	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

Portfolio Managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeffrey Knight	29*	$4,522,500,000	180	$6,697,700,000	3	$12,800,000

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James Fetch	6*	$3,553,000,000	81	$916,300,000	3**	$428,400,000
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Robert Kea	29*	$4,522,500,000	170	$4,228,100,000	2	$9,100,000

Robert Schoen	29*	$4,522,500,000	173	$4,594,100,000	2	$8,900,000

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Jason Vaillancourt	6*	$3,553,000,000	84	$926,300,000	2	$3,700,000


* 2 accounts, with total assets of $20,000,000, pay an advisory fee based on account performance.

** 2 accounts, with total assets of $428,200,000, pay an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
GLOBAL EQUITY			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Shigeki Makino	1	$897,700,000	14	$1,140,600,000	6	$849,900,000

Other accounts (including
PUTNAM VT					separate accounts, managed
GLOBAL HEALTH			Other accounts that pool		account programs, and single-
CARE FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

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Kelsey Chen	1	$1,154,700,000	0	0	1	$100,000


Christopher Stevo	2	$1,160,100,000	0	0	1	$200,000

I-40

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
GLOBAL UTILITIES	Other SEC-registered open-		assets from more than one		sponsor defined contribution
FUND	end and closed-end funds		client		plan offerings)

Portfolio Manager	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Michael Yogg	1	$385,700,000	0	0	1	$2,900,000

I-41

Other accounts (including
PUTNAM VT					separate accounts, managed
GROWTH AND			Other accounts that pool		account programs, and single-
INCOME FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Robert Ewing	1	$5,100,200,000	1	$11,800,000	1	$3,500,000

Other accounts (including
PUTNAM VT					separate accounts, managed
GROWTH			Other accounts that pool		account programs, and single-
OPPORTUNITIES	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
FUND	and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

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Robert Brookby*	4	$2,100,300,000	5	$47,000,000	3	$84,800,000

* Information for Mr. Brookby, who joined the fund after the fund’s fiscal year end, is as of 12/31/08.

					Other accounts (including
					separate accounts, managed
PUTNAM VT HIGH			Other accounts that pool		account programs, single-
YIELD FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
Portfolio Managers	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Paul Scanlon	12	$4,280,800,000	15	$1,065,300,000	6	$299,500,000

Norman Boucher	6	$1,741,200,000	4	$249,700,000	3	$192,700,000

Robert Salvin	7	$2,242,600,000	6	$259,200,000	4	$254,600,000

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					Other accounts (including
					separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INCOME FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
Portfolio Managers	end and closed-end funds		client		plan offerings)

	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Rob Bloemker	19	$6,551,600,000	28	$10,268,700,000	24*	$10,173,000,000

Carl Bell	3	$903,400,000	7	$2,247,700,000	1	$300,000

Kevin Murphy	14	$4,490,500,000	21	$7,529,500,000	15	$4,235,100,000

Michael Salm	13	$3,989,300,000	11	$5,060,600,000	13	$6,672,900,000

Raman Srivastava	14	$3,168,000,000	25	$7,786,300,000	19	$8,942,900,000

* 2 accounts, with total assets of $223,600,000, pay an advisory fee based on account performance.

I-42

Other accounts (including
PUTNAM VT					separate accounts, managed
INTERNATIONAL			Other accounts that pool		account programs, and single-
EQUITY FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Joshua Byrne	1	$2,114,800,000	9	$188,100,000	6*	$966,500,000

* 1 account, with total assets of $541,100,000, pays an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
INTERNATIONAL			Other accounts that pool		account programs, and single-
GROWTH AND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
INCOME FUND	end and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Pamela Holding	7	$863,400,000	3	$321,000,000	1	$200,000

Other accounts (including
PUTNAM VT					separate accounts, managed
INTERNATIONAL			Other accounts that pool		account programs, and single-
NEW	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
OPPORTUNITIES	and closed-end funds		client		plan offerings)
FUND

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Jeff Sacknowitz	7	$526,200,000	2	$95,400,000	1	$500,000

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Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
INVESTORS FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Gerard Sullivan	2	$1,590,300,000	4	$10,300,000	2	$34,500,000


I-43

Other accounts (including separate
accounts, managed account
PUTNAM VT MID			Other accounts that pool		programs, and single-sponsor
CAP VALUE FUND	Other SEC-registered open-		assets from more than one		defined contribution plan
	end and closed-end funds		client		offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

James Polk	1	$528,100,000	4	$100,100,000	1	$150,000

Other accounts (including separate
PUTNAM VT NEW					accounts, managed account
OPPORTUNITIES			Other accounts that pool		programs, and single-sponsor
FUND	Other SEC-registered open-		assets from more than one		defined contribution plan
	end and closed-end funds		client		offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Gerald Moore	2	$2,339,700,000	2	$38,700,000	1	$400,000

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
RESEARCH FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Andrew Matteis	1*	$221,800,000	0	0	1	$100,000

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

* 1 account, with total assets of $221,800,000, pays an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
SMALL CAP			Other accounts that pool		account programs, and single-
VALUE FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Managers	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Edward Shadek	1	$197,700,000	2	$44,200,000	7	$640,400,000

Eric Harthun	4	$699,100,000	5	$53,700,000	9	$538,500,000

I-44

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
VISTA FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Raymond Haddad	2	$1,011,100,000	2	$5,000,000	5	$234,600,000

Other accounts (including
separate accounts, managed
PUTNAM VT			Other accounts that pool		account programs, and single-
VOYAGER FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Manager	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Nick Thakore	1	$2,509,400,000	1	$400,000	1	$4,800,000

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

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For all funds except Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund. Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages. The period over which performance is measured is the lesser of three years or the length of time which the portfolio manager has managed the fund.

Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance, qualitative performance factors and other considerations in Putnam’s discretion. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience. Putnam compares each fund’s performance against the following Lipper peer groups, each of which is in the Lipper VP (Underlying Funds) Category:

I-45

FUNDS	LIPPER VP (Underlying Funds)
Category

Putnam VT American Government	General U.S.
Income Fund	Government Funds

Putnam VT Capital Opportunities Fund	Small-Cap Core Funds

Putnam VT Diversified Income Fund	General Bond Funds

Putnam VT Equity Income Fund	Equity Income Funds

Putnam VT The George Putnam Fund	Balanced Funds
of Boston

Putnam VT Global Asset Allocation Fund	Mixed-Asset Target
Allocation Growth Funds

Putnam VT Global Equity Fund	Global Core Funds

Putnam VT Growth and Income Fund	Large-Cap Value Funds

Putnam VT Growth Opportunities Fund	Large-Cap Growth Funds

Putnam VT High Yield Fund	High Current Yield Funds

Putnam VT Income Fund	Corporate Debt Funds A-Rated

Putnam VT International Equity Fund	International Core Funds

Putnam VT International Growth	International Value Funds
and Income Fund

Putnam VT International New	International Growth Funds
Opportunities Fund

Putnam VT Investors Fund	Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	Mid-Cap Value Funds

Putnam VT Money Market Fund	Money Market Funds

Putnam VT New Opportunities Fund	Multi-Cap Growth Funds

Putnam VT Research Fund	Large-Cap Core Funds

Putnam VT Small Cap Value Fund	Small-Cap Value Funds

Putnam VT Vista Fund	Mid-Cap Growth Funds

Putnam VT Voyager Fund	Large-Cap Growth Funds

I-46

For Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund. Compensation of portfolio managers. Putnam’s goal for these funds and their investors is to exceed the performance of each fund’s benchmark over a rolling 3-year period on a pre-tax basis. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on the portfolio manager’s performance relative to the benchmark. Investment performance of a portfolio manager is asset-weighted across the products he or she manages. The period over which performance is measured is the lesser of three years or the length of time which the portfolio manager has managed the fund.

Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance, qualitative performance factors and other considerations in Putnam’s discretion. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience. Putnam compares each fund’s performance against the following benchmarks:

FUNDS	BENCHMARK

Putnam VT Global Health Care Fund	MSCI World Health Care Index

Putnam VT Global Utilities Fund	MSCI World Utilities Index


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the Trust's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 2008, filed electronically on February 27, 2009 (File No. 811-05346), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


I-47

PUTNAM VARIABLE TRUST
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the Trust may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the funds may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Investment Management, LLC (“Putnam Management”) in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Industry and Sector Groups	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured investments

Initial Public Offerings (IPOs)	Swap Agreements

Inverse Floaters

Lower-rated Securities	Warrants

Money Market Instruments	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most

II-1

impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

II-2

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

II-3

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the Securities and Exchange Commission (the “SEC”) or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “Borrowing”. In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

II-4

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

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Short sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security; and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security borrowed and sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales.

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Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will

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engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or

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securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

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The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

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Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

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American Depository Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

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The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation

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margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the CEA), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

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The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related

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futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

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Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Industry and Sector Groups

Putnam Management uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor’s industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund’s shareholder reports or other communications.

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Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code of 1986 as amended (the Code).

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

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Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See “SECURITIES RATINGS.”

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any

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fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

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Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in Mortgage-backed and Asset-backed Securities would apply. Commercial paper is traded primarily among institutions.

For Putnam VT Money Market Fund, we buy bankers’ acceptances only if they are issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and Expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates

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are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less

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liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to

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bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when

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Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of

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value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the Securities Act) or the availability of an

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exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

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Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements, amounting to not more than 25% of its total assets. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities or certain other investment-grade, fixed-income securities (including, without limitation, certain corporate bonds and notes, commercial paper, mortgage-backed securities and short-term securities). Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other

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investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the

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requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's

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swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “– Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject

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to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate other investments in order to satisfy its distribution requirements under the Code.

TAXES

The discussion below is generally based on the assumption that the shares of the fund will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the fund shares will be currently taxed on fund distributions, and on the proceeds of any redemption of fund shares, under the Code rules. For information concerning the federal income tax consequences to a

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holder of a variable contract, refer to the prospectus for the particular contract. Because insurance companies (and certain other investors) will be the only shareholders of the fund, no attempt is made here to describe the tax aspects of an investment in these funds in particular.

Tax requirements for variable annuity and variable life insurance separate accounts. The fund intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the fund by the 1940 Act and Subchapter M of the Code (discussed below), place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a fund as assets of the related separate account, these regulations are imposed on the assets of the fund. Specifically, the regulations provide that, after a one year start-up period or, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a fund to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the IRS based on what the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

Taxation of the fund. The fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally,

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taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources described in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, identification of the issuer (or, in some cases, issuers) of certain Fund investments will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund's ability to meet the diversification test in (b) above. Also, for purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the fund would fail to satisfy the diversification requirements described above, with the result that the contracts supported by that account would no longer be eligible for tax deferral. All distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a RIC.

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the fund level. This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of the fund will be participating insurance companies and their separate accounts that fund variable annuity contracts (“VA Contracts”), variable life insurance policies (“VLI Policies”) or other variable insurance contracts. The prospectus that describes the particular VA Contract or VLI Policy discusses the taxation of both separate accounts and the owner of such contract or policy.

Under current law, since the shareholders are life insurance company “segregated asset accounts,” they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA Contracts and VLI Policies.

The IRS has indicated that a degree of investor control over the investment options underlying VA Contracts or VLI Policies may interfere with their tax-deferred treatment by causing the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. Based on the rulings

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and other guidance the IRS has issued to date, Putnam believes that tax-deferred treatment for variable contracts funded through investments in the fund will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control,” and such guidance could affect the treatment of the fund, including retroactively.

In the event that additional rules or regulations are adopted, there can be no assurance that the fund will be able to operate as currently described, or that such fund will not have to change its investment objective or investment policies. A fund’s investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the fund.

This discussion provides only a general overview of the tax implications of investing in the fund. Contract owners are advised to consult the prospectus of their VA Contracts or VLI Policies and their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in the fund through such vehicles.

MANAGEMENT

Trustees

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]


Ravi Akhoury (Born 1947),	Advisor to New York	Director of the Jacob Ballas Capital India (a non-
Trustee since 2009	Life. Served as	banking finance company focused on private equity
	Chairman and CEO of	advisory services). Mr. Akhoury is also a Trustee of
	MacKay Shields (a	the Rubin Museum, serving on the Investment
	multi-product investment	Committee, and of American India Foundation. Mr.
	management firm with	Akhoury is a former Vice President and Investment
	AUM over $40 billion)	Policy Committee member of Fischer, Francis, Trees
	from 1992 to 2007.	and Watts (a fixed-income portfolio management
firm). He previously served on the board of Bharti
Telecom (an Indian telecom company) and was a
member of its Audit and Compensation Committees.
He also served on the Board of Thompson Press (a
publishing company) and was a member of its Audit
Committee.


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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Jameson A. Baxter (Born	President of Baxter	Director of ASHTA Chemicals Inc. and the Mutual
1943), Trustee since 1994 and	Associates, Inc., a	Fund Directors Forum. Until 2007, Ms. Baxter was
Vice Chairman since 2005	private investment firm.	a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College.

Charles B. Curtis (Born	President and Chief	Member of the Council on Foreign Relations and
1940), Trustee since 2001	Operating Officer,	serves as a Director of Edison International and
	Nuclear Threat Initiative	Southern California Edison. Until 2006, Mr. Curtis
	(a private foundation	served as a member of the Trustee Advisory Council
	dealing with national	of the Applied Physics Laboratory, Johns Hopkins
	security issues) and	University. Until 2003, Mr. Curtis was a Member of
	serves as Senior Advisor	the Electric Power Research Institute Advisory
	to the United Nations	Council and the University of Chicago Board of
	Foundation.	Governors for Argonne National Laboratory. Prior
to 2002, Mr. Curtis was a Member of the Board of
Directors of the Gas Technology Institute and the
Board of Directors of the Environment and Natural
Resources Program Steering Committee, John F.
Kennedy School of Government, Harvard
University. Until 2001, Mr. Curtis was a Member of
the Department of Defense Policy Board and
Director of EG&G Technical Services, Inc. (a fossil
energy research and development support company).

Robert J. Darretta (Born	Prior to 2007, Mr.	Director of UnitedHealth Group (a
1946), Trustee since 2007	Darretta held several	diversified healthcare conglomerate). Until April,
	accounting and finance	2007, Mr. Darretta was Vice Chairman of the Board
	positions with Johnson	of Directors of Johnson & Johnson.
& Johnson (a diversified
health-care
conglomerate), including
Chief Financial Officer,
Executive Vice
President, and Treasurer.

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Myra R. Drucker (Born	Ms. Drucker is Chair of	Ms. Drucker is an ex-officio member of the New
1948), Trustee since 2004	the Board of Trustees of	York Stock Exchange Pension Managers Advisory
	Commonfund (a not-for-	Committee, having served as Chair for seven years.
	profit firm managing	She serves as an advisor to RCM Capital
	assets for educational	Management (an investment management firm) and
	endowments and	to the Employee Benefits Investment Committee of
	foundations), Vice Chair	The Boeing Company (an aerospace firm). From
	of the Board of Trustees	November 2001 until August 2004, Ms. Drucker
	of Sarah Lawrence	was Managing Director and a member of the Board
	College, and a member	of Directors of General Motors Asset Management
	of the Investment	and Chief Investment Officer of General Motors
	Committee of the Kresge	Trust Bank. From December 1992 to November
	Foundation (a charitable	2001, Ms. Drucker served as Chief Investment
	trust). She is also a	Officer of Xerox Corporation (a document
	director of Interactive	company). Prior to December 1992, Ms. Drucker
	Data Corporation (a	was Staff Vice President and Director of Trust
	provider of financial	Investments for International Paper (a paper and
	market data and	packaging company). Ms. Drucker received a B.A.
	analytics to financial	degree from Sarah Lawrence College and pursued
	institutions and investors	graduate studies in economics, statistics and
portfolio theory at Temple University.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies controlled by First Reserve
Chairman since 2000	private equity buyout	Corporation, as well as Chairman of TH Lee,
	firm that specializes in	Putnam Investment Trust (a closed-end investment
	energy investments in	company advised by an affiliate of Putnam
	the diversified world-	Management). He is also a Trustee of Sarah
	wide energy industry).	Lawrence College and a member of the Advisory
Board of the Millstein Center for Corporate
Governance and Performance at the Yale School of
Management.

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Paul L. Joskow (Born 1947),	President of the Alfred	Trustee of Yale University; a Director of
Trustee since 1997	P. Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission and power
	focused primarily on	services) and of Exelon Corporation (an energy
	research and education	company focused on power services); and a Member
	on issues related to	of the Board of Overseers of the Boston Symphony
	science, technology and	Orchestra. Prior to August 2007, he served as a
	economic performance).	Director of National Grid (a U.K.-based holding
	He is currently on leave	company with interests in electric and gas
	from his position as the	transmission and distribution and
	Elizabeth and James	telecommunications infrastructure). Prior to July,
	Killian Professor of	2006, he served as President of the Yale University
	Economics and	Council. Prior to February 2005, he served on the
	Management at the	board of the Whitehead Institute for Biomedical
	Massachusetts Institute	Research (a non-profit research institution). Prior to
	of Technology (“MIT”).	February 2002, he was a Director of State Farm
	Prior to 2007, he was the	Indemnity Company (an automobile insurance
	Director of the Center	company), and prior to March 2000, he was a
	for Energy and	Director of New England Electric System (a public
	Environmental Policy	utility holding company).
Research at MIT.

Elizabeth T. Kennan (Born	Partner in Cambus-	Lead Director of Northeast Utilities. She is a Trustee
1938), Trustee since 1992	Kenneth Farm	of the National Trust for Historic Preservation, of
	(thoroughbred horse and	Centre College and of Midway College (in Midway,
	cattle breeding). She is	Kentucky). Until 2006, she was a Member of The
	President Emeritus of	Trustees of Reservations. Prior to June 2005, she
	Mount Holyoke College.	was a Director of Talbots, Inc. (a distributor of
women’s apparel), and she has served as Director on
a number of other boards, including Bell Atlantic,
Chastain Real Estate, Shawmut Bank, Berkshire Life
Insurance and Kennedy Home Life Insurance. Dr.
Kennan has also served as President of Five
Colleges Incorporated and as a Trustee of Notre
Dame University, and is active in various
educational and civic associations. Prior to 2001, Dr.
Kennan served on the oversight committee of the
Folger Shakespeare Library.

II-37

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Kenneth R. Leibler (Born	A founder and former	Prior to December 2006, Mr. Leibler served as a
1949), Trustee since 2006	Chairman of the Boston	Director of the Optimum Funds Group. Prior to
	Options Exchange, an	October, 2006 he served as a Director of ISO New
	electronic market place	England, the organization responsible for the
	for the trading of listed	operation of the electric generation system in the
	derivatives securities,	New England states. Prior to 2000, he was a Director
	and lead director of	of the Investment Company Institute in Washington,
	Ruder Finn Group, a	D.C. Prior to January, 2005 Mr. Leibler served as
	global communications	Chairman and Chief Executive Officer of the Boston
	and advertising firm. He	Stock Exchange. Prior to January 2000, he served as
	currently serves as a	President and Chief Executive Officer of Liberty
	Trustee of Beth Israel	Financial Companies, a publicly traded diversified
	Deaconess Hospital in	asset management organization. Prior to June 1990,
	Boston and as a Director	he served as President and Chief Operating Officer
	of Northeast Utilities,	of the American Stock Exchange (AMEX). Prior to
	which operates New	serving as AMEX President, he held the position of
	England’ largest energy	Chief Financial Officer, and headed its management
	delivery system.	and marketing operations.

Robert E. Patterson (Born	Senior Partner of Cabot	Chairman Emeritus and Trustee of the Joslin
1945), Trustee since 1984	Properties, L.P. and	Diabetes Center. Prior to December 2001 and June
	Chairman of Cabot	2003, Mr. Patterson served as a Trustee of Cabot
	Properties, Inc. (a private	Industrial Trust and the Sea Education Association,
	equity firm investing in	respectively.
commercial real estate).
Prior to December 2001,
he was President of
Cabot Industrial Trust (a
publicly traded real
estate investment trust).

George Putnam III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of St.
	Inc. (a publisher of	Mark’s School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2006, Mr. Putnam was
	other research services)	a Trustee of Shore Country Day School. Until 2002,
	and President of New	he was a Trustee of the Sea Education Association.
Generation Advisers,
Inc. (a registered
investment adviser to
private funds), which are
firms he founded in
1986. Prior to June
2007, Mr. Putnam was
President of the Putnam
Funds.

II-38

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Richard B. Worley (Born	Managing Partner of	Serves as a Trustee of the University of
1945), Trustee since 2004	Permit Capital LLC (an	Pennsylvania Medical Center, the Robert Wood
	investment management	Johnson Foundation (a philanthropic organization
	firm). Prior to 2002, he	devoted to healthcare issues) and the National
	served as Chief Strategic	Constitution Center. Mr. Worley is also a Director
	Officer of Morgan	of the Colonial Williamsburg Foundation (a
	Stanley Investment	historical preservation organization) and the
	Management. He	Philadelphia Orchestra Association. He serves on
	previously served as	the investment committees of Mount Holyoke
	President, Chief	College and World Wildlife Fund (a wildlife
	Executive Officer and	conservation organization).
Chief Investment Officer
of Morgan Stanley Dean
Witter Investment
Management and as a
Managing Director of
Morgan Stanley (a
financial services firm).

Interested Trustees

*Charles E. Haldeman, Jr.	Chairman of Putnam	Serves on the Board of Governors of the Investment
(Born 1948), Trustee since	Investment Management	Company Institute and as Chair of the Board of
2004 and President of the	and President of the	Trustees of Dartmouth College. Mr. Haldeman
Putnam Funds since June	Putnam Funds. Prior to	serves on the Partners HealthCare Investment
2007	July 2008, he was	Committee, the Tuck School of Business at
	President and Chief	Dartmouth College Board of Overseers, and the
	Executive Officer of	Harvard Business School Board of Dean’s Advisors.
Putnam, LLC (“Putnam
Investments”). Prior to
November 2003, Mr.
Haldeman served as Co-
Head of Putnam
Investments’ Investment
Division.

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, Lahey
	Member of Putnam	Clinic, and the Initiative for a Competitive Inner
	Investments’ Executive	City, in Boston. He is a member of the Chief
	Board of Directors.	Executives Club of Boston, the National
	Prior to joining Putnam	Innovation Initiative, and the Council on
	Investments in 2008, Mr.	Competitiveness, and he is a former President of the
	Reynolds was Vice	Commercial Club of Boston. Prior to 2008, he
	Chairman and Chief	served as a Director of FMR Corporation, Fidelity
	Operating Officer of	Investments Insurance Ltd., Fidelity Investments
	Fidelity Investments	Canada Ltd., and Fidelity Management Trust
	from 2000 to 2007.	Company and as a Trustee of the Fidelity Family of
Funds.

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1The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2008, there were 103 Putnam Funds.

2Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

*Trustees who are “interested persons” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and/or Putnam Retail Management Limited Partnership (“Putnam Retail Management”). Messrs. Haldeman and Reynolds are deemed “interested persons” by virtue of their positions as officers of the fund, Putnam Management or Putnam Retail Management. As of July 2008, Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and is Chairman of Putnam Investment Management, LLC. Prior to July 2008, he was President and Chief Executive Officer of Putnam Investments.

Officers

In addition to Charles E. Haldeman, Jr., the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1], Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

Charles E. Porter[4]	Since 1989	Executive Vice President, Associate Treasurer and
(Born 1938), Executive Vice		Principal Executive Officer, The Putnam Funds.
President, Principal Executive
Officer, Associate Treasurer
and Compliance Liaison

Jonathan S. Horwitz[4]	Since 2004	Senior Vice President and Treasurer, The Putnam
(Born 1955), Senior Vice		Funds. Prior to 2004, Managing Director, Putnam
President and Treasurer		Investments.

Steven D. Krichmar	Since 2002	Senior Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Management.
and Principal Financial Officer

Janet C. Smith	Since 2007	Managing Director, Putnam Investments and Putnam
(Born 1965), Vice President,		Management.
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor	Since 2002	Managing Director, Putnam Investments and Putnam
(Born 1958), Vice President		Management.

Robert R. Leveille	Since 2007	Managing Director, Putnam Investments, Putnam
(Born 1969), Vice President		Management and Putnam Retail Management
and Chief Compliance Officer		Prior to 2005, a member of Bell Boyd & Lloyd LLC.

Mark C. Trenchard	Since 2002	Managing Director, Putnam Investments.
(Born 1962), Vice President
and BSA Compliance Officer

Francis J. McNamara, III	Since 2004	Senior Managing Director, Putnam Investments and
(Born 1955), Vice President		Putnam Management. Prior to 2004, General
and Chief Legal Officer		Counsel of State Street Research & Management
Company.

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Name, Address[1], Year of	Length of Service with	Principal Occupation(s) During Past 5 Years and
Birth, Position(s) Held with	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Fund		Distributor[3]

James P. Pappas	Since 2004	Managing Director, Putnam Investments and Putnam
(Born 1953), Vice President		Management.

Judith Cohen[4]	Since 1993	Vice President, Clerk and Assistant Treasurer, The
(Born 1945), Vice President,		Putnam Funds.
Clerk and Assistant Treasurer

Wanda M. McManus[4]	Since 1993	Vice President, Senior Associate Treasurer and
(Born 1947), Vice President,		Assistant Clerk, The Putnam Funds.
Senior Associate Treasurer and
Assistant Clerk

Nancy E. Florek[4]	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
(Born 1957), Vice President,		and Proxy Manager, The Putnam Funds.
Assistant Clerk, Assistant
Treasurer and Proxy Manager

Susan G. Malloy	Since 2007	Managing Director, Putnam Management.
(Born 1957),Vice President
and Assistant Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund who are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Standing Committees of the Board of Trustees


For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.


Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as such term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the Exchange Act) and the listing standards of the New York Stock Exchange. The Board of Trustees has adopted a written charter for the Committee. The Committee currently consists of Messrs. Patterson (Chairperson), Darretta, Hill, Leibler, and Ms. Drucker.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and

II-42

their staff and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Dr. Kennan (Chairperson), Ms. Baxter and Messrs. Hill, Patterson and Putnam.


Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter and Messrs. Akhoury, Curtis, Putnam and Worley.


Communications, Service and Marketing Committee. The Communications, Service and Marketing Committee reviews the quality of services provided to shareholders and oversees the marketing and sale of fund shares by Putnam Retail Management. The Committee also exercises general oversight of marketing and sales communications used by Putnam Retail Management, as well as other communications sent to fund shareholders. The Committee also reviews periodic summaries of any correspondence to the Trustees from shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Putnam (Chairperson), Curtis, and Patterson and Drs. Joskow and Kennan.


Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products and proposed structural changes to existing funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baxter (Chairperson), Drs. Joskow and Kennan and Messrs. Akhoury, Curtis, Putnam and Worley.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of such policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Drucker (Chairperson) and Messrs. Darretta, Hill, Leibler, and Patterson.

II-43


II-44

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, Dr. Joskow and Ms. Baxter.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Leibler (Chairperson), Haldeman, Reynolds and Dr. Joskow. Investment Oversight Committee B currently consists of Messrs. Darretta (Chairperson), Curtis and Hill. Investment Oversight Committee C currently consists of Messrs. Worley (Chairperson) and Patterson and Ms. Baxter. Investment Oversight Committee D currently consists of Ms. Drucker (Chairperson), Mr. Putnam and Dr. Kennan.


Investment Oversight Coordinating Committee. The Investment Oversight Coordinating Committee coordinates the work of the Investment Oversight Committees and works with representatives of Putnam Management to coordinate the Board's general oversight of the investment performance of the funds. From time to time, as determined by the Chairman of the Board, the Committee may also review particular matters relating to fund investments and Putnam Management's investment process. The Committee currently consists of Ms. Drucker (Chairperson) and Messrs. Akhoury, Darretta, Leibler and Worley.


Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Leibler (Chairperson), Darretta, Hill, Patterson and Ms. Drucker.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its affiliates

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Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation from time to time in effect are described in the prospectus and/or Part I of this SAI.

In addition, for all funds through June 30, 2009, Putnam Management has agreed to waive fees and reimburse expenses of the fund to the extent necessary to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds underlying

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variable insurance products viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Effective January 1, 2007, Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion

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of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, PIL pursuant to a sub-advisory agreement among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

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Portfolio Transactions

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Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client

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accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

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The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “– Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to Who oversees and manages the fund(s)? in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

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Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most

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favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the Putnam Investments Code of Ethics) and by the fund (the Putnam Funds Code of Ethics). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of

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interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

Putnam Investor Services, Inc, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the assets of the fund. Prior to January 1, 2009, the fund’s investor servicing agent was Putnam Fiduciary Trust Company (“PFTC”).

Custodian

Effective January 1, 2007, the fund retained State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, as its custodian. PFTC, the fund’s previous custodian, is managing the transfer of the fund’s assets to State Street, and this transfer has been substantially completed. PFTC may employ one or more sub-custodians in fulfilling its remaining responsibilities. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

The fund paid PFTC an annual fee based on the fund’s assets held by it and on securities transactions processed by it and reimbursed it for certain out-of-pocket expenses. In addition to the fees the fund paid to PFTC for providing custody services, the fund made additional payments to PFTC in 2007 for managing the transition of custody services from PFTC to State Street and for providing oversight services. See “Charges

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and expenses” in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC.

Counsel to the Trust and the Independent Trustees

Ropes & Gray LLP serves as counsel to the Trust and the independent Trustees, and is located at One International Place, Boston, Massachusetts 02110.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the “Exchange”) is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing

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procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 3:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the Exchange, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

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DISTRIBUTION PLAN

The Trust has adopted a distribution plan with respect to class IB shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.

Continuance of the plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the Qualified Trustees), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund or relevant class of the fund, as the case may be. The plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

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Putnam Retail Management pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus. Service fees are paid quarterly (or in certain cases monthly) to the insurance company or dealer of record for that quarter.

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Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

ADDITIONAL PAYMENTS

In addition to the ongoing payments described above under “Distribution Plan,” Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) as described below. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made pursuant to agreements with Record Owners and dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and other expenses paid by the fund as shown under the heading Fees and Expenses in the prospectus.

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Marketing and/or Administrative Services Support Payments

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Putnam Retail Management and its affiliates will make payments to certain Record Owners and dealers for their marketing and/or administrative support services, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. These payments are generally

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based on one or more of the following factors: average assets of a fund attributable to that dealer, gross or net sales of the funds attributable to that dealer or a negotiated lump sum payment for services rendered. Putnam Retail Management and its affiliates compensate Record Owners and dealers differently depending upon, among other factors, the level and/or type of marketing and/or administrative support servicing provided by the Record Owner or dealer.

Marketing and/or administrative support payments to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis.

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The following Record Owners and dealers (and such Record Owner’s and dealer’s affiliates) received marketing and/or administrative support payments from Putnam Retail Management and its affiliates during calendar year ended December 31, 2008:

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A.G. Edwards & Sons, Inc.	Advantage Capital Corporation

AIG Financial Advisors, Inc.	Allstate Life Insurance Company

Allstate Life Insurance Company of New York	American General Life Insurance Company

American General Securities Incorporated	Associated Securities Corporation

Cadaret, Grant & Co. Inc	Contemporary Financial Solutions

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CUNA Mutual Insurance Society	Edward D. Jones & Co

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Financial Network Investment Corporation	First MetLife Investors Insurance Company

FSC Securities Corporation	Hartford Life Insurance Company

Hartford Life and Annuity Insurance Company	HD Vest Investment Securities, Inc.

ING Financial Partners	M L Stern & Company

M&T Securities, Inc.	Metlife Insurance Company of Connecticut

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MetLife Investors Insurance Company	Minnesota Life Insurance Company

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Multi-Financial Securities Corporation	Mutual Service Corporation

Nationwide Financial Services Inc.	Prime Vest Financial Services, Inc.

Riversource Life Insurance Company	Riversource Life Insurance Company of New York

Royal Alliance Associates	United Planners Financial Services of America

Waterstone Financial Group Inc.	Wells Fargo Investments, LLC

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Additional Record Owners and dealers may receive marketing and/or administrative support payments in 2009 and in future years. Any additions, modifications or deletions to the list of Record Owners and dealers identified above that have occurred since December 31, 2008 are not reflected. You can ask your Record Owner or dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Other Payments

From time to time, Putnam Retail Management, at its expense, may provide additional compensation to Record Owners or dealers which sell or arrange for the sale of shares of the fund or variable insurance products to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to Record Owners or dealers that enable Putnam Retail Management to participate in and/or present at Record Owner or dealer-sponsored educational conferences or seminars, sales or training programs for invited registered representatives and other Record Owner or dealer employees, Record Owner or dealer entertainment, and other Record Owner or dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

PFTC makes payments to certain dealers that distribute the insurance products for which the funds serve as underlying funding vehicles for subaccounting and similar recordkeeping services provided to shareholders of other Putnam funds.

You can ask your Record Owner or dealer for information about payments it receives from Putnam Retail Management and its affiliates and the services it provides for those payments.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. In Putnam’s discretion, the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held

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personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through required filings with the SEC and voluntary postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). Shareholders may obtain the fund’s Form N-CSR and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, the fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com, as disclosed in the following table:

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter(1)

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam VT Money Market Fund makes full quarterly holdings available on the Putnam website on or after the sixth business day after the end of each calendar quarter and may do so more frequently if determined by the Funds’ Chief Compliance Officer, but only to the extent it is in the best interest of Putnam VT Money Market Fund’s shareholders.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders,

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advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

The fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy coordinator in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which

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could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay

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interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial

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capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA -- Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB -- Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB -- Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B -- Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C -- Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these

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companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments,

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structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA -- Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA --Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A -- Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB -- Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB -- Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B -- Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C-- Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

D -- Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

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The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

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The following guidelines are grouped according to the types of proposals generally presented to shareholders Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12 month period ended June 30, in accordance with the timetable established by SEC rules.

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I. Board-Approved Proposals

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The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

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► The funds will withhold votes from the entire board of directors if

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· the board does not have a majority of independent directors,

· the board has not established independent nominating, audit, and compensation committees,

· the board has more than 19 members or fewer than five members, absent special circumstances,

· the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

· the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

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► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

► The funds will withhold votes from any nominee for director:

· who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

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· who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

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· of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

· who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

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Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

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Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.

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Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

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► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

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► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under

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the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

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Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards or where a company fails to provide transparent disclosure of executive compensation. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

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Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially

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all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware –provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

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Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

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Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

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► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

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► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

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The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

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►The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

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► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

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· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

· the company undergoes a change in control, and

· the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

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►The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

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► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors –and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

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However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

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In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case -by -case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

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The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case -by -case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees will also consider whether a company’s severance payment and performance-based compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. In addition, as the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

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The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

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III. VOTING SHARES OF NON-U.S. ISSUERS

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Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

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In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

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Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Election of Directors

Germany

► For companies subject to “co-determination,” the funds will vote on a case by- case basis for the election of nominees to the supervisory board.

► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with more than 2,000 employees, company employees are allowed to elect half of the supervisory board members. This “co-determination” practice may increase the chances that the supervisory

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board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination,” the Funds will vote for supervisory board members on a case-by-case basis, so that the funds can support independent nominees.

Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

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► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

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· the board does not have a majority of outside directors,

· the board has not established nominating and compensation committees composed of a majority of outside directors, or

· the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure ( i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company ( i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

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► The funds will withhold votes from the entire board of directors if

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· the board does not have a majority of outside directors,

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· the board has not established a nominating committee composed of at least a majority of outside directors, or

· the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

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Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

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Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

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► The funds will withhold votes from the entire board of directors if

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· the board does not have at least a majority of independent non-executive directors,

· the board has not established a nomination committee composed of a majority of independent non-executive directors, or

· the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors.

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► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

►The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

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Commentary:

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Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

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Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

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Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

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Other Matters

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

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► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

► The funds will vote on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of the company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of the company’s outstanding common stock where shareholders have preemptive rights.

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► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

►The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote: against remuneration reports that indicate that awards under a long term incentive plan are not linked to performance targets; and on a case-by-case basis on other remuneration reports, giving consideration to whether the report indicates a correlation between compensation and performance that is consistent with the funds’ high standards for compensation practices.

As adopted March 6, 2009

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Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Coordinator, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Coordinator

Each year, a member of the Office of the Trustees is appointed Proxy Coordinator to assist in the coordination and voting of the funds’ proxies. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Coordinator under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Coordinator will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares

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will be voted.

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Coordinator will refer such questions, through a written request, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of Interest,” and provide a conflicts of interest report (the “Conflicts Report”) to the Proxy Coordinator describing the results of such review. After receiving a referral item from the Proxy Coordinator, Putnam Management’s investment professionals will provide a written recommendation to the Proxy Coordinator and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Coordinator will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Coordinator and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Coordinator and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Coordinator with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005

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PUTNAM VARIABLE TRUST

FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

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(a) Amended and Restated Agreement and Declaration of Trust dated January 14, 2005 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

(b) By-Laws, as amended through January 30, 1997 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on August 31, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights – Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on May 1, 1997.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights – Incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on May 1, 1997.

(d)(1) Management Contract with Putnam Investment Management, LLC dated August 3, 2007 – Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 28, 2008.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008.

(e)(1) Distributor’s Contract with Putnam Retail Management Limited Partnership dated August 3, 2007– Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement filed on April 28, 2008.

(e)(2) Form of Dealer Sales Contract – Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement filed on February 29, 1996.

(e)(3) Form of Financial Institution Sales Contract – Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement filed on February 29, 1996.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

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(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007 – Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on April 27, 2007.

(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Fiduciary Trust Company dated January 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on April 28, 2006.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 – Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed on April 29, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003 –Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on March 1, 2005.

(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007 – Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed on April 27, 2007.

(i) Opinion of Ropes & Gray LLP, including consent – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed on April 30, 2003.

(j) Consent of Independent Registered Public Accounting Firm.

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(k) Not applicable.

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(l) Investment Letters from Putnam Investment Management, LLC to the Registrant – Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement filed on April 28, 1995. (m)(1) Class IB Distribution Plan and Agreement dated April 1, 2000 –Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on April 28, 2000.

(m)(2) Form of Dealer Service Agreement – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on October 2, 1997.

(m)(3) Form of Financial Institution Service Agreement – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on October 2, 1997.

(n) Rule 18f-3(d) Plan – Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on October 2, 1997.

(p)(1) The Putnam Funds Code of Ethics dated July 2007– Incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on April 28, 2008.

(p)(2) Putnam Investments Code of Ethics dated May, 2008.

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Item 24. Persons Controlled by or under Common Control with the Fund

None

Item 25. Indemnification

The information required by this item is incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-5346).

Item 26. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), of Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and of The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or
employment

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Anne Marie Duffy	Prior to July 2007, Attorney, Proskauer Rose,
Vice President	LLP, One International Place,
Putnam Investment Management, LLC	Boston, MA 02110

Carlo N. Forcione	Prior to November 2007, Associate, Ropes &
Vice President	Gray, LLP, One International Place,
Putnam Investment Management, LLC	Boston, MA 02110

Joseph S. Mangiafico Jr.	Prior to May 2007, Trust Administration
Vice President	Analyst, Wellington Management,
Putnam Investment Management, LLC	75 State Street, Boston, MA 02109

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Steven W. Curbow	Prior to December 2008, Senior Vice President
Senior Vice President	Director of Research, Independence Investments,
Putnam Investment Management, LLC	160 Federal Street, Boston, MA 02110
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Item 27. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

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Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Income-Growth Trust, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global

Income Trust, Putnam Global Natural Resources Fund, Putnam Global Health Care Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, Putnam Vista Fund and Putnam Voyager Fund.

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(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person is One Post Office Square, Boston, MA 02109.

Name	Position and Office with the Underwriter

Aaron III Jefferson F.	Senior Vice President

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Addonisio Corrado	Senior Vice President

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Ahearn Paul D.	Vice President

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Alan Robert E.	Senior Vice President

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Alberghene D. Michael	Assistant Vice President

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Altomare Mario P.	Senior Vice President

Amisano Paulette Cusick	Vice President

Ashibe Sumie	Assistant Vice President

Azzarito Nicholas S.	Vice President

Babcock III Warren W.	Senior Vice President

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Balfour Renee	Assistant Vice President

Barnett William E.	Senior Vice President

Bartlett-Armstrong Laura Ann	Senior Vice President

Bartony Paul A.	Senior Vice President

Benson Matthew Richard	Vice President

Black Robert W.	Vice President

Boornazian Aram R.	Assistant Vice President

Borden Richard S.	Senior Vice President

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Brown Michael D.	Senior Vice President

Buffington Scott R.	Senior Vice President

Bumpus James F.	Managing Director

Bunker Christopher M.	Senior Vice President

Burke Brian M.	Vice President

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Burns Robert T.	Managing Director

Buxton Matthew R.	Vice President

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Cabana Susan D.	Senior Vice President

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Cahill Daniel J.	Assistant Vice President

Callahan Lea H.	Vice President

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Campbell Christopher F.	Vice President

Caple Daniel S.	Senior Vice President

Card Victoria R.	Vice President

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Carney Jeffrey R.	Senior Managing Director

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Casale Jeffrey D.	Vice President

Casey David M.	Senior Vice President

Cass William D.	Senior Vice President

Chapman Frederick	Senior Vice President

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Clark James F.	Senior Vice President

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Coletti Stefanie H.	Vice President

Colman Donald M.	Senior Vice President

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Condron Brett P.	Senior Vice President

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Coneeny Mark L.	Managing Director

Conkle Henry R.	Senior Vice President

Connolly William T.	Senior Managing Director

Cooley Jonathan A.	Senior Vice President

Corbett Dennis T.	Senior Vice President

Cosentino Joseph D.	Vice President

Coveney Anne M.	Managing Director

Crilly Lindsay T.	Vice President

Cristo Chad H.	Managing Director

Curtin Brian	Senior Vice President

Dahill Jessica E.	Senior Vice President

Daley Eric Hugh	Senior Vice President

Daly Elizabeth Paul	Vice President

D'Amico Charles Joseph	Vice President

DeAngelis Adam	Senior Vice President

DeGregorio Jr. Richard A.	Vice President

Demery Thomas R.	Vice President

Dewey Jr. Paul S.	Managing Director

DiBuono Jeffrey P.	Vice President

DiPietro Daniel S.	Assistant Vice President

Donadio Joyce M.	Senior Vice President

Doyle Michelle	Assistant Vice President

Druker Linda A.	Assistant Vice President

Duffy Anne Marie	Vice President

Dyer Martin	Senior Vice President

Economou Stefan G.	Vice President

Eidelberg Kathleen E.	Vice President

Erlandson William J.	Senior Vice President

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Evans Adam Christopher	Senior Vice President

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Favaloro Beth A.	Managing Director

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Ferguson Justin D.	Vice President

Fiedler Stephen J.	Senior Vice President

Filmore Benjamin R.	Senior Vice President

Fleming Robert A.	Vice President

Fogarty Jr. Vincent G.	Senior Vice President

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Forcione Carlo N.	Vice President

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Foster Laura G.	Senior Vice President

Fraunces George D.	Senior Vice President

Fredericks Peter Torrey	Vice President

Furmark Per Christian	Senior Vice President

Gauvin Tiffany M.	Vice President

Gentile Donald A.	Vice President

Georgantas Arthur	Senior Vice President

Geraigery Mark F.	Assistant Vice President

Giacobbe Gale L.	Vice President

Giessler Todd C.	Vice President

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Glynn Leonard M.	Managing Director

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Greeley Jr. Robert E.	Vice President

Greenwood Julie M.	Senior Vice President

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Griffith Caroline	Vice President

Haldeman Jr. Charles E. *	Chairman

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Halloran James E.	Senior Vice President

Halloran Thomas W.	Managing Director

Hancock Nancy E.	Vice President

Hartigan Maureen A.	Senior Vice President

Hayes Alexander D.	Vice President

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Hazzard Jessica L.	Managing Director

Hendl Richard M.	Senior Vice President

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Hollenbeck Daniel J.	Assistant Vice President

Homer Edward M.	Assistant Vice President

Horby Gary C.	Senior Vice President

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Houtekamer Leendert Pieter	Senior Vice President

Hoyt Paula J.	Senior Vice President

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Hughes Rosemary A.	Vice President

Hume John P.	Senior Vice President

Ichikawa Junko	Assistant Vice President

Inoue Hitoshi	Senior Vice President

Iskandar Anthony Michael	Vice President

Jarman Marc Steven	Vice President

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Jurkiewicz Gregg M.	Vice President

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Kagami Masao	Senior Vice President

Kapinos Peter J.	Senior Vice President

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Kay Karen R.	Managing Director

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Kealty Joseph M.	Vice President

Keith Pamela J.	Vice President

Kelley Brian J.	Managing Director

Kelly A. Siobhan	Senior Vice President

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Kelly Stephen P.	Senior Vice President

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Kemp Emily A.	Senior Vice President

Kennedy Daniel J.	Senior Vice President

Kersten Charles N.	Senior Vice President

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Kiehn Jaime Michelle	Vice President

Kinsman Anne M.	Senior Vice President

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Kircher Richard T.	Vice President

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Korn Jennifer D.	Vice President

Kotsiras Steven	Senior Vice President

Kurihara Ikuo	Senior Vice President

LaBarge Melissa A.	Vice President

Lacascia Charles M.	Managing Director

Lacour Jayme J.	Vice President

Lampron Michelle S.	Assistant Vice President

Laplante Karen M.	Assistant Vice President

Leahy Jon F.	Vice President

Lecce Vincent L.	Vice President

Leveille Robert R. **	Managing Director

Levy Norman S.	Senior Vice President

Lieberman Samuel L.	Senior Vice President

Link Christopher H.	Senior Vice President

Lohmeier Andrew	Senior Vice President

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Lundberg Anne S.	Senior Vice President

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Maher James M.	Vice President

Mahoney Julie M.	Senior Vice President

Martin David M.	Senior Vice President

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Martin Paul J.	Senior Vice President

Martin Sinead Catrina	Senior Vice President

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Martino Eric M.	Assistant Vice President

Marzelli Kristine	Assistant Vice President

Mattucci John T.	Senior Vice President

McCafferty Karen A.	Managing Director

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McCarthy Anne B.	Vice President

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McCarthy Brendan J.	Senior Vice President

McCloy Andrew P.	Vice President

McColgan Lee E.	Vice President

McCollough Martha J.	Assistant Vice President

McDaries Jane S.	Assistant Vice President

McDermott Robert J.	Senior Vice President

McDonnell Daniel Joseph	Assistant Vice President

McKenna Mark J.	Managing Director

McLelland Lauren J.	Assistant Vice President

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McNamara Laura	Senior Vice President

Meggitt Timothy	Vice President

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Mehta Ashok	Senior Vice President

Miller Daniel R.	Vice President

Millette Michelle T.	Vice President

Minor Sean Charles	Vice President

Minsk Judith	Senior Vice President

Misarti Adrian Paul	Managing Director

Mitchell Thomas M.	Senior Vice President

Molesky Kevin P.	Senior Vice President

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Moore George D.	Vice President

Morais Joseph	Vice President

Morton Jenny S.	Managing Director

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Murphy III Edmund F.	Managing Director

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Murphy Brian X.	Assistant Vice President

Murray Brendan T.	Vice President

Nabeshima Nobufusa	Senior Vice President

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Nakamura Denise-Marie	Senior Vice President

Naumann Daniel	Vice President

Nichols Leslie G.	Vice President

Nickodemus John P.	Managing Director

Norcross George H.	Senior Vice President

O'Connell Jr. Paul P.	Senior Vice President

O'Connor Brian P.	Senior Vice President

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Olsen Stephen	Vice President

Otsuka Fumihiko	Managing Director

Otsuka Haruo	Vice President

Paul Nicholas J.	Vice President

Pedersen Eric Christian	Senior Vice President

Perkins Erin M.	Senior Vice President

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Pheeney Bradford S.	Vice President

Pheeney Douglas K.	Vice President

Phoenix Joseph T.	Managing Director

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Picone Erin Baker	Senior Vice President

Pierce Heather Anne	Assistant Vice President

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Pike John R.	Managing Director

Pitcher Ciara L.	Assistant Vice President

Powers Michele M.	Assistant Vice President

Pulkrabek Scott M.	Senior Vice President

Puzzangara John C.	Senior Vice President

Puzzangara Kendra L.	Senior Vice President

Quigley Jr. Arthur J.	Vice President

Quinn Brian J.	Senior Vice President

Quinn Kyle C.	Vice President

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Regan Heather S.	Assistant Vice President

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Reid Sandra L.	Senior Vice President

Reynolds Angela Rene	Vice President

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Reynolds Robert L.	President

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Riccardella Paul A.	Vice President

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Ritter Jesse D.	Vice President

Roberts Eric W.	Managing Director

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Rodammer Kris	Senior Vice President

Sandhu Jyotsana Wadera	Vice President

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Saunders Catherine A.	Managing Director

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Scales Matthew B.	Senior Vice President

Schack Carsten	Senior Vice President

Schepp Peter Paul Wilhelm	Senior Vice President

Schnitman Michael W.	Senior Vice President

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Schultz Susan L.	Vice President

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Segers Elizabeth R.	Managing Director

Seydler Bonnie S.	Senior Vice President

Shanley Elizabeth M.	Vice President

Sharp Kimberly I.	Vice President

Shea Lisa M.	Assistant Vice President

Shimokawa Ryuichi	Senior Vice President

Shipman Carroll E.	Senior Vice President

Short Jr. Harold P.	Managing Director

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Signorello Stephen	Assistant Vice President

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Simonetti Andrew	Assistant Vice President

Skomial Victoria S.	Assistant Vice President

Sloane Melissa A.	Vice President

Snyder Scott Joseph	Assistant Vice President

Sochanek Regan A.	Vice President

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Souza Kristin	Assistant Vice President

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Spigelmeyer III Carl M.	Senior Vice President

Spooner Andrew C.	Vice President

Stark Kerri A.	Senior Vice President

Stathoulopoulos Manny	Vice President

Steingarten Brie A.E.	Vice President

Stern Derek	Vice President

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Stidham Robert Timothy	Senior Vice President

Strzoda Sonja R.	Senior Vice President

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Stuart James F.	Senior Vice President

Sullivan Brian L.	Senior Vice President

Sullivan Daniel John	Vice President

Sullivan Elaine M.	Managing Director

Taber Rene B.	Senior Vice President

Tate Stephen J.	Senior Vice President

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Thieme Elizabeth M.	Vice President

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Thomas Keith E.	Senior Vice President

Thompson Christopher C.	Managing Director

Tolmie Ryan J.	Assistant Vice President

Tottenham Abby	Assistant Vice President

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Trenchard Mark C.	Managing Director

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Tsuruoka Kei	Vice President

Tucker Jason A.	Managing Director

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Tully Darren P.	Assistant Vice President

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Tyrie David C.	Managing Director

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Valentin-Hess Carmen	Vice President

Wall Charles	Senior Vice President

Wallace Stephen	Senior Vice President

Walsh Peter	Senior Vice President

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Wentworth Jonathan M.	Vice President

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West Carolyn J.	Vice President

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White Patrick J.	Senior Vice President

Wilde Michael R.	Vice President

Williams Brie P.	Senior Vice President

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Williams Christopher J.	Senior Vice President

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Williams John K.	Assistant Vice President

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Yamaki Tomoko	Senior Vice President

Yamamoto Kayo	Vice President

Yamane Chizue	Vice President

Yokoyama Hitomi	Vice President

Zannino David J.	Vice President

Zechello Steven R.	Senior Vice President

Zitnay Lauren K.	Assistant Vice President

Zografos-Preusser Laura J.	Senior Vice President

Zoltowski Michelle F.	Vice President

*Mr. Haldeman is the President of the Registrant.

**Mr. Leveille is Vice President and Chief Compliance Officer of the Registrant.

Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant’s Clerk, Judith Cohen; the Registrant’s investment adviser, Putnam Investment Management, LLC (“PIM”); the Registrant’s principal underwriter, Putnam Retail Management Limited Partnership (“PRM”); the Registrant’s custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 29. Management Services

None

Item 30. Undertakings

None

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NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

C-4

POWER OF ATTORNEY

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We, the undersigned Trustees and Officers of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Charles E. Porter, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, our true and lawful attorneys, with full power to them and each of them, to sign for us, and in our names and in the capacities indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto our said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

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WITNESS my hand and seal on the date set forth below.

Signature	Title	Date


/s/ John A. Hill	Chairman of the Board and Trustee	April 16, 2009
John A. Hill

/s/ Jameson A. Baxter	Vice Chairman of the Board and Trustee	April 16, 2009
Jameson A. Baxter

/s/ Charles E. Haldeman, Jr.	President and Trustee	April 16, 2009
Charles E. Haldeman, Jr.

/s/ Charles E. Porter	Executive Vice President, Associate	April 16, 2009
Charles E. Porter	Treasurer, Principal Executive Officer and
Compliance Liaison

/s/ Steven D. Krichmar	Vice President and Principal Financial	April 16, 2009
Steven D. Krichmar	Officer

/s/ Janet C. Smith	Vice President, Assistant Treasurer and	April 16, 2009
Janet C. Smith	Principal Accounting Officer

/s/ Charles B. Curtis	Trustee	April 16, 2009
Charles B. Curtis

C-5

/s/ Robert J. Darretta	Trustee	April 16, 2009
Robert J. Darretta

/s/ Myra R. Drucker	Trustee	April 16, 2009
Myra R. Drucker

/s/ Paul L. Joskow	Trustee	April 16, 2009
Paul L. Joskow

/s/ Elizabeth T. Kennan	Trustee	April 16, 2009
Elizabeth T. Kennan

/s/ Kenneth R. Leibler	Trustee	April 16, 2009
Kenneth R. Leibler

/s/ Robert E. Patterson	Trustee	April 16, 2009
Robert E. Patterson

/s/ George Putnam, III	Trustee	April 16, 2009
George Putnam, III

/s/ Robert L. Reynolds	Trustee	April 16, 2009
Robert L. Reynolds

/s/ Richard B. Worley	Trustee	April 16, 2009
Richard B. Worley

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C-6

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
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
Putnam Convertible Income-Growth Trust
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
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
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Putnam Global Utilities Fund
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The Putnam Fund for Growth and Income
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
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
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
Putnam Pennsylvania Tax Exempt Income Fund

C-7

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
Putnam RetirementReadyâ Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
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
Putnam U.S. Government Income Trust
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
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund

C-8

POWER OF ATTORNEY

I, the undersigned Trustee of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Charles E. Porter, Jonathan S. Horwitz, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Ravi Akhoury
--------------------------------------	Trustee	February 12, 2009
Ravi Akhoury

C-9

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Health Care Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund
The Putnam Fund for Growth and Income
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam RetirementReadyâ Funds
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam U.S. Government Income Trust
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund

C-10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 30th day of April, 2009.

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Putnam Variable Trust
By: /s/ Charles E. Porter, Executive Vice President,
Associate Treasurer, Principal Executive Officer
and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title
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John A. Hill*	Chairman of the Board and Trustee
Jameson A. Baxter*	Vice Chairman of the Board and Trustee
Charles E. Haldeman, Jr.*	President and Trustee
Charles E. Porter	Executive Vice President, Associate Treasurer, Principal
Executive Officer and Compliance Liaison
Steven D. Krichmar*	Vice President and Principal Financial Officer
Janet C. Smith*	Vice President, Assistant Treasurer and Principal
Accounting Officer
Ravi Akhoury*	Trustee
Charles B. Curtis*	Trustee

C-11

Robert J. Darretta*		Trustee
Myra R. Drucker *		Trustee
Paul L. Joskow*		Trustee
Elizabeth T. Kennan*		Trustee
Kenneth R. Leibler*		Trustee
Robert E. Patterson*		Trustee
George Putnam, III*		Trustee
Robert L. Reynolds*		Trustee
Richard B. Worley*		Trustee
	By:	/s/ Charles E. Porter,
Attorney -in-Fact
April 30, 2009

*Signed pursuant to power of attorney filed herewith

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EXHIBIT INDEX

Item 23 Exhibit

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(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008.

(d)(3) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15, 2008.

(j) Consent of Independent Registered Public Accounting Firm.

(p)(2) Putnam Investments Code of Ethics dated May, 2008.


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